As filed with the Securities and Exchange Commission on September 28, 2026

1933 Act Registration No. 033-87762

1940 Act Registration No. 811-08918

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 105	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 106	[X]

HC Capital Trust

(Exact Name of Registrant as Specified in Charter)

Five Tower Bridge, 300 Barr Harbor, 5th Floor

West Conshohocken, PA 19428-2970

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

610-828-7200

Copies of communications to:

Michael P. O'Hare, Partner Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	(With Copy To): Marguerite C. Bateman, Shareholder Vedder 1401 New York Avenue, Suite 500 Washington, District of Columbia 20005

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b)

[ ]	On (date) pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a) (1)

[ ]	On (date) pursuant to paragraph (a) (1)

[x]	75 days after filing pursuant to paragraph (a) (2)

[ ]	On (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[  ]            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUBJECT TO COMPLETION

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus

	Ticker Symbol	Exchange
The Hirtle U.S. Equity ETF	[ ]	[ ]
The Hirtle International Developed ETF	[ ]	[ ]

[                         ], 2026

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Exchange-Traded Funds are:

NOT FDIC INSURED

May Lose Value	No Bank Guarantee

2

The Hirtle U.S. Equity ETF

Investment Objective

The investment objective of The Hirtle U.S. Equity ETF (the “Fund”) is to provide capital appreciation, with income as a secondary consideration.

Fees and Expenses

The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in shares of the Fund, which are not reflected in the table or the example below.

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees[1]	[ ]
Other Expenses	[ ]
Total Annual Fund Operating Expenses	[ ]

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

1 Year	[ ]
3 Years	[ ]
5 Years	[ ]
10 Years	[ ]

1 Management fees have been restated to reflect a change from the Predecessor Fund’s (as defined below) contractual management fee.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Fund’s performance. There has been no portfolio turnover because the Fund has not commenced operations as of the date of this prospectus (the “Prospectus”), but it is expected that The U.S. Equity Portfolio (the “Predecessor Fund”), a series of HC Capital Trust (the “Trust”), will be reorganized into the Fund. During its most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a diversified, actively managed investment company that seeks to provide broad exposure to the U.S. equity market. In doing so, the Fund seeks to outperform the MSCI USA Index (the “Benchmark”) while maintaining controlled tracking error relative to the Benchmark. The Benchmark is a free-float-adjusted market capitalization-weighted index designed to measure the performance of the large- and mid-cap segments of the U.S. equity market. The Benchmark covers approximately 85% of the free-float-adjusted market capitalization of the U.S. equity market.

HC Capital Solutions, the Fund’s investment adviser (the “Adviser”), generally constructs the Fund’s portfolio using securities included in the Benchmark but may overweight, underweight, exclude or invest outside the Benchmark when it believes doing so may increase expected return or reduce portfolio risk. Such deviations may be made to capitalize on perceived valuation opportunities, respond to changing macroeconomic or market conditions, or address particular sources or concentrations of risk within the Benchmark.

Under normal circumstances, the Fund invests at least 80% of its total assets in U.S. equity securities and in investments that have economic characteristics similar to those of U.S. equity securities. Up to 20% of the total assets of the Fund may be invested in securities issued by non-U.S. companies and in investments that have economic characteristics similar to such securities. The Fund may invest in equity securities of issuers of any capitalization. The Fund may invest in securities issued by other investment companies, including exchange-traded funds (“ETFs”), that invest in equity securities. Although some of the equity securities in which the Fund will invest are expected to pay dividends, income is a secondary consideration in the stock selection process. In managing the Fund, the Adviser may consider the tax consequences of portfolio transactions, including opportunities to offset realized gains with realized losses.

The Fund may use derivatives, including options, futures, swaps and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index.

3

The Hirtle U.S. Equity ETF (continued)

While the Adviser is the Fund’s principal investment adviser, the Adviser may from time to time recommend to the Board of Trustees of the Trust (the “Board”) the appointment or termination of one or more third-party investment subadvisers (“Investment Subadvisers”) overseen by the Adviser to manage a portion of the Fund’s assets when the Adviser believes that an Investment Subadviser possesses a skillset or other competitive advantage that could benefit the Fund. Any such engagement may be on a discretionary or non-discretionary basis and would be subject to approval by the Board.

Principal Investment Risks

Investing in the Fund involves risks common to any investment in securities. There is no guarantee that the Fund will achieve its investment objective and, as is the case with any investment, you may lose all or part of your investment in the Fund. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index-based ETF.

Certain key risks are prioritized below, but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.

●      Management Risk – The Fund’s performance depends on the Adviser’s investment decisions and judgments, which may prove incorrect. In seeking to outperform the Benchmark while maintaining controlled tracking error, the Adviser determines whether and to what extent the Fund should deviate from the Benchmark. These decisions may cause the Fund to underperform the Benchmark or other funds with similar objectives. There can be no assurance that the Fund will outperform the Benchmark or achieve its intended level of tracking error.

●	Market Risk – The value of the securities held by the Fund may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies. Equity markets in general can be volatile.

●	Operational Risk – there is a risk of human errors, processing errors, communication errors, system failures, or cybersecurity incidents impairing the Fund’s operations.

●	Sector Emphasis Risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund will not concentrate its investments (i.e. invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, the Fund may emphasize investments in one or more sectors. At times when the Fund emphasizes a particular sector, the value of its net assets will be more susceptible to the financial, market or economic events affecting that sector than would be the case for funds that do not emphasize investment in a particular sector. This may increase the risk of loss associated with an investment in the Fund. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the information technology sector are subject to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and increased competition.

Additionally, the range of securities in which the Fund may invest, and the several investment strategies that may be used in seeking to achieve the Fund’s objective, involve additional risks. These are summarized below.

●	Equity Risks. Investment in equity securities involves the following additional risks:
●	Large Cap Risk – Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole.

●	Small/Mid Cap Risk – Small- and mid-capitalization companies may be more vulnerable to adverse business or economic developments than larger companies. Their securities may be less liquid and more volatile than those of larger companies or the securities markets generally. Small- and mid-capitalization companies also may underperform during periods when investors favor larger-capitalization companies.

●	Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

●	Exchange-Traded Funds Risk – In addition to the risks of investing in other investment companies generally, an investment in securities issued by an ETF may be subject to the following risks: (i) shares of the ETF may trade at a discount to its net asset value; (ii) an active trading market for the ETF’s shares may not develop; (iii) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (iv) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

●	Foreign Investment Risk. Investment in foreign securities involves the following additional risks:

●	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

4

The Hirtle U.S. Equity ETF (continued)

●	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the applicable foreign currency will decline relative to the U.S. dollar. Currency exchange rates can be volatile and may be affected by, among other factors, a country’s economic conditions and the actions of U.S. or foreign governments and central banks. In addition, the Fund may incur transaction expenses related to currency conversions and foreign exchange transactions in connection with the purchase and sale of foreign securities.

●	Risks Associated with Investments in Derivatives – The Fund may invest in derivative instruments, including options, futures, swaps, forwards and options on futures. The value and performance of a derivative generally depend on an underlying reference instrument, asset, rate or index and, depending on how the derivative is used, the Adviser’s ability to predict correctly movements in securities prices, interest rates, currency exchange rates and other economic factors. Derivatives involve additional costs and may present risks similar to those associated with a direct investment in the underlying reference instrument, as well as other risks, including:

●	General Derivatives Risks – Derivatives may be volatile and may involve significant risks. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected, and hedging positions may not correlate closely with the instruments or exposures being hedged. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. The Portfolio may also face the risk that it may not be able to meet margin and payment requirements to maintain a derivatives position. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

●	Counterparty Risk – The Fund is subject to counterparty credit risk with respect to derivative contracts it enters into and may be exposed indirectly to such risk through investment companies and other vehicles in which it invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in recovering amounts owed through bankruptcy or other reorganization proceedings and may recover only a portion, or none, of those amounts.

●

Derivatives Tax Risk – Compared to other types of investments, derivatives may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains and may limit or prevent the Fund’s use of certain derivative instruments, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Fund, (iii) defer losses to the Fund, and (iv) cause adjustments in the holding periods of the Fund’s securities. The Fund’s intention to qualify as a regulated investment company for U.S. federal income tax purposes also may limit its use of derivatives.

●	Options Risk – Purchasing and writing put and call options are specialized activities that may entail greater-than-ordinary investment risks and are considered speculative. An option gives the purchaser, in exchange for a premium, the right, but not the obligation, to buy (a “call option”) or sell (a “put option”) an underlying security or futures contract—or receive a cash settlement based on an underlying asset, rate or index—at a specified price during a specified period or on a specified date. When the Fund writes an option, it retains the premium if the option expires unexercised but may incur a net loss if the cost of satisfying its obligations exceeds the premium received. A written call option exposes the Fund to the risk that it will be required to sell the underlying instrument below its market value, while a written put option exposes the Fund to the risk that it will be required to purchase the underlying instrument above its market value. When the Fund purchases an option, it may lose some or all of the premium if the underlying instrument does not move sufficiently in the anticipated direction, including the entire premium if the option expires without being sold or exercised. Options written on instruments intended to replicate an index present the same risks, and those instruments may not closely track the index.

●	Futures Risk – There can be no assurance that price movements in futures contracts will correlate closely with movements in the underlying securities or other reference instruments. Differences may arise from market liquidity, supply and demand, interest rates, transaction costs or settlement mechanics. Futures markets also may experience reduced liquidity or temporary price distortions, particularly during periods of market stress or increased speculative activity, which could make it more difficult or costly for the Fund to enter into or close out a position at a desired time or price.

●	Risks Associated with Investments in ETFs. Investment in ETFs involves the following additional risks:

5

The Hirtle U.S. Equity ETF (continued)

●	Authorized Participant Concentration Risk – The Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

●

Market Trading Risk – Because Fund shares are listed on a securities exchange, the Fund is subject to risks associated with secondary-market trading, including the potential absence of an active trading market, trading losses, periods of high volatility and disruptions in the Fund’s creation and redemption process. Any of these factors may cause Fund shares to trade at a premium or discount to NAV.

Trading in Fund shares may be halted because of market conditions or if the listing exchange determines that continued trading is inadvisable. The market price of Fund shares generally will fluctuate based on changes in the Fund’s NAV, the relative supply of and demand for Fund shares, and the actual or perceived liquidity of the Fund’s holdings. The market price of Fund shares may deviate significantly from NAV, particularly during periods of market volatility or disruption.

●

Large Shareholder Risk – Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

●	Listing Standards Risk – The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund’s shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

6

The Hirtle U.S. Equity ETF (continued)

Performance Bar Chart and Table

Performance. The Fund is adopting the performance of the Predecessor Fund, a mutual fund with substantially similar investment objectives, policies, and restrictions, as the result of a reorganization of the Predecessor Fund into the Fund (the “Reorganization”) on [    ], 2027.. Prior to the Reorganization, the Fund had not yet commenced operations. The Fund is adopting the performance, financial accounting, and other historical information of the Predecessor Fund.

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Predecessor Fund from year to year, and (B) how the average annual total returns of the Predecessor Fund compare to those of a broad-based securities market index. Performance for the Predecessor Fund has not been adjusted to reflect the Fund’s current expenses, which are expected to be higher than those of the Predecessor Fund. Had the Predecessor Fund been structured as an ETF, its performance may have differed.

The Fund’s (and the Predecessor Fund’s) past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund’s website at [                 ] or by calling [      ].

As of April 17, 2024, the Predecessor Fund changed its investment strategies and certain investment policies. In view of these changes, the Predecessor Fund’s performance record prior to this period might be less pertinent for investors considering whether to purchase shares of the Fund. Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31*

[Bar Chart]

* Results shown on a calendar year basis; the Fund’s fiscal year, however, is June 30.

The Predecessor Fund’s before-tax return for the period from January 1, 2026 through September 30, 2026 (non-annualized) was [       ]%.

Best quarter:	[ ]	[ ]	[ ]	[ ]
Worst quarter:	[ ]	[ ]	[ ]	[ ]

Average Annual Total Returns

(for the periods ended 12/31/25)

	One Year	Five Year	Ten Year
The Hirtle U.S. Equity ETF	[ ]	[ ]	[ ]
– Before Taxes
– After Taxes on Distributions	[ ]	[ ]	[ ]
– After Taxes on Distributions and Sale of Fund Shares	[ ]	[ ]	[ ]
MSCI USA Index (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as qualified retirement plans.

7

The Hirtle U.S. Equity ETF (continued)

Investment Adviser

HC Capital Solutions is the Fund’s investment adviser.

Portfolio Managers:

Brad Conger CFA, Matthew Mead CFA, Akhil Jain and Paul Shaffer, CFA are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Conger managed the Predecessor Fund since August, 2013. Messrs. Mead and Jain managed the Predecessor Fund since October, 2019. Mr. Shaffer managed the Predecessor Fund since March, 2024.

Trading Subadviser

Vident Asset Management (“Vident”) is a Trading Subadviser for the Fund.

Portfolio Managers:

The Fund is managed by Devin Ryder, CFA, Senior Portfolio Manager, and Austin Wen, CFA, Senior Portfolio Manager. Ms. Ryder and Mr. Wen have been portfolio managers of the Fund since [ ].

Purchasing and Selling Your Shares

The Fund is an ETF. The Fund’s shares may be issued and redeemed at NAV only in large blocks known as “Creation Units,” which may be issued and redeemed only by certain large institutions, referred to as “Authorized Participants,” that enter into agreements with the Fund’s principal underwriter. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash. Shares are listed on the Exchange and retail investors may only acquire and sell individual Fund shares in the secondary market through a broker-dealer at market prices, rather than at NAV. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (“the bid-ask spread”). Because the Fund has not yet commenced investment operations as an ETF, no information on the Fund’s NAV, market price, premiums and discounts, or bid-ask spreads is available at this time. In the future, this information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website at [              ].

Tax Information

The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Such tax-advantaged arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payment to Broker-Dealers and Other Financial Institutions

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

The Hirtle International Developed ETF

Investment Objective

The investment objective of The Hirtle International Developed ETF the (“Fund”) is to provide capital appreciation, with income as a secondary consideration.

Fees and Expenses

The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in shares of the Fund, which are not reflected in the table or the example below.

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees[1]	[ ]
Other Expenses	[ ]
Total Annual Fund Operating Expenses	[ ]

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

1 Year	[ ]
3 Years	[ ]
5 Years	[ ]
10 Years	[ ]

1 Management fees have been restated to reflect a change from the Predecessor Fund’s (as defined below) contractual management fee.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Fund’s performance. There has been no portfolio turnover because the Fund has not commenced operations as of the date of this prospectus (the “Prospectus”), but it is expected that The International Equity Portfolio (the “Predecessor Fund”), a series of HC Capital Trust (the “Trust”), will be reorganized into the Fund. During its most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a diversified, actively managed investment company that seeks to provide broad exposure to international developed equity markets. In doing so, the Fund seeks to outperform the MSCI EAFE Index (the “Benchmark”) while maintaining controlled tracking error relative to the Benchmark. The Benchmark is a free-float-adjusted market capitalization-weighted index designed to measure the performance of large- and mid-cap securities across developed markets outside the United States and Canada. The Benchmark covers approximately 85% of the free-float-adjusted market capitalization in each country included in the index.

HC Capital Solutions, the Fund’s investment adviser (the “Adviser”), generally constructs the Fund’s portfolio using securities included in the Benchmark but may overweight, underweight, exclude or invest outside the Benchmark when it believes doing so may increase expected return or reduce portfolio risk. Such deviations may be made to capitalize on perceived valuation opportunities, respond to changing macroeconomic or market conditions, or address particular sources or concentrations of risk within the Benchmark.

Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities of non-U.S. issuers listed on exchanges in countries that are classified as developed markets and in investments that have economic characteristics similar to those of such securities. Up to 20% of the total assets of the Fund may be invested in securities that are not included in the Benchmark and derivatives that provide investment exposure to such securities. Up to 10% of the total assets of the Fund may be invested in securities of companies located in emerging market countries and derivatives that provide investment exposure to such securities. Securities of issuers located in any single country and derivatives that provide investment exposure to such securities will not represent more than 30% of the total assets of the Fund. The Fund may invest in equity securities of issuers of any capitalization. The Fund may invest in securities issued by other investment companies, including exchange-traded funds (“ETFs”), that invest in equity securities. Although some of the equity securities in which the Fund will invest are expected to pay dividends, income is a secondary consideration in the stock selection process. In managing the Fund, the Adviser may consider the tax consequences of portfolio transactions, including opportunities to offset realized gains with realized losses.

9

The Fund may use derivatives, including options, futures, swaps and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index.

While the Adviser is the Fund’s principal investment adviser, the Adviser may from time to time recommend to the Board of Trustees of the Trust (the “Board”) the appointment or termination of one or more third-party investment subadvisers (“Investment Subadvisers”) overseen by the Adviser to manage a portion of the Fund’s assets when the Adviser believes that an Investment Subadviser possesses a skillset or other competitive advantage that could benefit the Fund. Any such engagement may be on a discretionary or non-discretionary basis and would be subject to approval by the Board.

10

The Hirtle International Developed ETF (continued)

Principal Investment Risks

Investing in the Fund involves risks common to any investment in securities. There is no guarantee that the Fund will achieve its investment objective and, as is the case with any investment, you may lose all or part of your investment in the Fund. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index-based ETF.

Certain key risks are prioritized below, but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.

●	Management Risk – The Fund’s performance depends on the Adviser’s investment decisions and judgments, which may prove incorrect. In seeking to outperform the Benchmark while maintaining controlled tracking error, the Adviser determines whether and to what extent the Fund should deviate from the Benchmark. These decisions may cause the Fund to underperform the Benchmark or other funds with similar objectives. There can be no assurance that the Fund will outperform the Benchmark or achieve its intended level of tracking error.

●	Market Risk – The value of the securities held by the Fund may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies. Equity markets in general can be volatile.

●	Operational Risk – There is a risk of human errors, processing errors, communication errors, system failures, or cybersecurity incidents impairing the Fund’s operations.

●	Sector Emphasis Risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund will not concentrate its investments (i.e. invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, the Fund may emphasize investments in one or more sectors. At times when the Fund emphasizes a particular sector, the value of its net assets will be more susceptible to the financial, market or economic events affecting that sector than would be the case for funds that do not emphasize investment in a particular sector. This may increase the risk of loss associated with an investment in the Fund. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in companies in the information technology sector, and therefore the performance of the Portfolio could be negatively impacted by events affecting this sector. Companies in the information technology sector are subject to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and increased competition.

Additionally, the range of securities in which the Fund may invest, and the several investment strategies that may be used in seeking to achieve the Fund’s objective, involve additional risks. These are summarized below.

●	Equity Risks. Investment in equity securities involves the following additional risks:

●	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

●	Large Cap Risk – Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole.

●	Small/Mid Cap Risk – Small- and mid-capitalization companies may be more vulnerable to adverse business or economic developments than larger companies. Their securities may be less liquid and more volatile than those of larger companies or the securities markets generally. Small- and mid-capitalization companies also may underperform during periods when investors favor larger-capitalization companies.

●	Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

●	Exchange-Traded Funds Risk – In addition to the risks of investing in other investment companies generally, an investment in securities issued by an ETF may be subject to the following risks: (i) shares of the ETF may trade at a discount to its net asset value; (ii) an active trading market for the ETF’s shares may not develop; (iii) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (iv) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

●	Foreign Investment Risk. Investment in foreign securities involves the following additional risks:

●	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

11

The Hirtle International Developed ETF (continued)

●	Emerging Markets Risk – Risks associated with foreign investments may be intensified in emerging market countries, whose political, legal and economic systems may be less developed and less stable than those of developed countries. Emerging market investments may be subject to greater government intervention, currency and capital controls, expropriation or nationalization, less reliable financial reporting and disclosure, and less developed custody, settlement and regulatory systems. Such investments are often less liquid and more volatile than securities of issuers located in developed countries, including countries represented in the Benchmar.

●	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the applicable foreign currency will decline relative to the U.S. dollar. Currency exchange rates can be volatile and may be affected by, among other factors, a country’s economic conditions and the actions of U.S. or foreign governments and central banks. In addition, the Fund may incur transaction expenses related to currency conversions and foreign exchange transactions in connection with the purchase and sale of foreign securities.

●	Risks Associated with Investments in Derivatives – The Fund may invest in derivative instruments, including options, futures, swaps, forwards and options on futures. The value and performance of a derivative generally depend on an underlying reference instrument, asset, rate or index and, depending on how the derivative is used, the Adviser’s ability to predict correctly movements in securities prices, interest rates, currency exchange rates and other economic factors. Derivatives involve additional costs and may present risks similar to those associated with a direct investment in the underlying reference instrument, as well as other risks, including:

●	General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected, and hedging positions may not correlate closely with the instruments or exposures being hedged. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. The Fund may also face the risk that it may not be able to meet margin and payment requirements to maintain a derivatives position. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.

●	Counterparty Risk – The Fund is subject to counterparty credit risk with respect to derivative contracts it enters into and may be exposed indirectly to such risk through investment companies and other vehicles in which it invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in recovering amounts owed through bankruptcy or other reorganization proceedings and may recover only a portion, or none, of those amounts.

●

Derivatives Tax Risk – Compared to other types of investments, derivatives may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains and may limit or prevent the Fund’s use of certain derivative instruments, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Fund, (iii) defer losses to the Fund, and (iv) cause adjustments in the holding periods of the Fund’s securities. The Fund’s intention to qualify as a regulated investment company for U.S. federal income tax purposes also may limit its use of derivatives.

●	Options Risk – Purchasing and writing put and call options are specialized activities that may entail greater-than-ordinary investment risks and are considered speculative. An option gives the purchaser, in exchange for a premium, the right, but not the obligation, to buy (a “call option”) or sell (a “put option”) an underlying security or futures contract—or receive a cash settlement based on an underlying asset, rate or index—at a specified price during a specified period or on a specified date. When the Fund writes an option, it retains the premium if the option expires unexercised but may incur a net loss if the cost of satisfying its obligations exceeds the premium received. A written call option exposes the Fund to the risk that it will be required to sell the underlying instrument below its market value, while a written put option exposes the Fund to the risk that it will be required to purchase the underlying instrument above its market value. When the Fund purchases an option, it may lose some or all of the premium if the underlying instrument does not move sufficiently in the anticipated direction, including the entire premium if the option expires without being sold or exercised. Options written on instruments intended to replicate an index present the same risks, and those instruments may not closely track the index.

●	Swaps Risks – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in securities. Transactions in swaps can involve greater risks than if the Fund had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk.

12

The Hirtle International Developed ETF (continued)

●	Futures Risk – There can be no assurance that price movements in futures contracts will correlate closely with movements in the underlying securities or other reference instruments. Differences may arise from market liquidity, supply and demand, interest rates, transaction costs or settlement mechanics. Futures markets also may experience reduced liquidity or temporary price distortions, particularly during periods of market stress or increased speculative activity, which could make it more difficult or costly for the Fund to enter into or close out a position at a desired time or price.

●	Risks Associated with Investments in ETFs. Investment in ETFs involves the following additional risks:

●	Authorized Participant Concentration Risk – The Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

●

Market Trading Risk – Because Fund shares are listed on a securities exchange, the Fund is subject to risks associated with secondary-market trading, including the potential absence of an active trading market, trading losses, periods of high volatility and disruptions in the Fund’s creation and redemption process. Any of these factors may cause Fund shares to trade at a premium or discount to NAV.

Trading in Fund shares may be halted because of market conditions or if the listing exchange determines that continued trading is inadvisable. The market price of Fund shares generally will fluctuate based on changes in the Fund’s NAV, the relative supply of and demand for Fund shares, and the actual or perceived liquidity of the Fund’s holdings. The market price of Fund shares may deviate significantly from NAV, particularly during periods of market volatility or disruption.

●

Large Shareholder Risk – Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

●	Listing Standards Risk – The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund’s shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

13

The Hirtle International Developed ETF (continued)

Performance Bar Chart and Table

Performance.    The Fund is adopting the performance of the Predecessor Fund, a mutual fund with substantially similar investment objectives, policies, and restrictions, as the result of a reorganization of the Predecessor Fund into the Fund (the “Reorganization”) on [   ], 2027.. Prior to the Reorganization, the Fund had not yet commenced operations. The Fund is adopting the performance, financial accounting, and other historical information of the Predecessor Fund.

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Predecessor Fund from year to year, and (B) how the average annual total returns of the Predecessor Fund compare to those of a broad-based securities market index. Performance for the Predecessor Fund has not been adjusted to reflect the Fund’s current expenses, which are expected to be higher than those of the Predecessor Fund. Had the Predecessor Fund been structured as an ETF, its performance may have differed.

The Fund’s (and the Predecessor Fund’s) past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund’s website at [                ] or by calling [       ].

As of April 17, 2024, the Predecessor Fund changed its investment strategies and certain investment policies. In view of these changes, the Predecessor Fund’s performance record prior to this period might be less pertinent for investors considering whether to purchase shares of the Fund. Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31*

[Bar Chart]

* Results shown on a calendar year basis; the Fund’s fiscal year, however, is June 30.

The Predecessor Fund’s before-tax return for the period from January 1, 2026 through September 30, 2026 (non-annualized) was [ ]%.

Best quarter:	[ ]	[ ]	[ ]	[ ]
Worst quarter:	[ ]	[ ]	[ ]	[ ]

Average Annual Total Returns

(for the periods ended 12/31/25)

	One Year	Five Year	Ten Year
The Hirtle International Developed ETF
– Before Taxes	[ ]	[ ]	[ ]
– After Taxes on Distributions	[ ]	[ ]	[ ]
– After Taxes on Distributions and Sale of Fund Shares	[ ]	[ ]	[ ]
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as qualified retirement plans.

14

The Hirtle International Developed ETF (continued)

Investment Adviser

HC Capital Solutions is the Fund’s investment adviser.

Portfolio Managers:

Brad Conger CFA, Matthew Mead CFA, Akhil Jain and Paul Shaffer, CFA are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Conger managed the Predecessor Fund since August, 2013. Messrs. Mead and Jain managed the Predecessor Fund since October, 2019. Mr. Shaffer managed the Predecessor Fund since March, 2024.

Trading Subadviser

Vident Asset Management (“Vident”) is a Trading Subadviser for the Fund.

Portfolio Managers:

The Fund is managed by Devin Ryder, CFA, Senior Portfolio Manager, and Austin Wen, CFA, Senior Portfolio Manager. Ms. Ryder and Mr. Wen have been portfolio managers of the Fund since [ ].

Purchasing and Selling Your Shares

The Fund is an ETF. The Fund’s shares may be issued and redeemed at NAV only in large blocks known as “Creation Units,” which may be issued and redeemed only by certain large institutions, referred to as “Authorized Participants,” that enter into agreements with the Fund’s principal underwriter. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash. Shares are listed on the Exchange and retail investors may only acquire and sell individual Fund shares in the secondary market through a broker-dealer at market prices, rather than at NAV. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (“the bid-ask spread”). Because the Fund has not yet commenced investment operations as an ETF, no information on the Fund’s NAV, market price, premiums and discounts, or bid-ask spreads is available at this time. In the future, this information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website at [         ].

Tax Information

The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Such tax-advantaged arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payment to Broker-Dealers and Other Financial Institutions

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

15

More Information About Fund Investments and Risks

The Hirtle U.S. Equity ETF

The investment objective of Fund is to provide capital appreciation, with income as a secondary consideration.

Under normal circumstances, the Fund seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in U.S. equity securities and in investments that have economic characteristics similar to those of U.S. equity securities. For purposes of this policy, U.S. equity securities are those that are listed on a U.S. exchange or included in the Fund’s benchmark index, the MSCI USA Index. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Fund will invest in equity securities of issuers of any capitalization. The Fund may blend active and passive investment strategies to optimize costs, tracking and return over the Fund’s benchmark index. Up to 20% of the total assets of the total Fund may be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Fund will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Consistent with their respective investment styles, the Fund may use instruments including option or futures contracts and ETFs in order hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns.

The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out cyclical or transitory fluctuations. When long-term, normalized earnings relative to the entry price represent a substantial premium to the historical yield premium, the Adviser uses its professional judgment to determine the optimal weighting in the Fund, considering the risk of impairment, the assets likely correlation with other Fund holdings and its contribution to the Fund’s overall risk/return profile. When the asset is judged to considerably increase expected return or reduce the overall risk for the Fund, the Adviser seeks to implement the exposure with the most efficient instrument – including equity securities, derivatives and/or ETFs – taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs a Trading Subadviser to establish the desired exposure, relying on their trading expertise to obtain the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Adviser may periodically develop strategies that use options and other derivatives to implement tactical investment views or manage portfolio risk. These strategies may include the use of call and put options to generate option premium income or gain or reduce exposure to equity volatility premia. Options and other derivatives may also be used for defensive or hedging purposes as market conditions warrant. The Adviser instructs a Trading Subadviser to implement these strategies by executing trades in accordance with the Adviser’s instructions.

Trading Subadviser.

The process for the Trading Subadviser is described below. Further information about the Trading Subadvisers and the individual portfolio managers responsible for day-to-day investment decisions for the Fund appears in the “Trading Subadviser” section included later in this Prospectus.

The Vident Process:	Vident is currently responsible for implementing the Fund’s investment strategy in its role as outsourced trading sub-adviser. In this capacity, Vident effects securities transactions in accordance with the Fund’s investment strategy and the Adviser's instructions. Vident provides expertise in trade execution, instrument selection and portfolio implementation, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser. In addition, Vident works closely with Authorized Participants, market makers and other third parties on behalf of the Fund to facilitate the creation and redemption process, support secondary market liquidity, and ensure efficient Fund trading.

16

More Information About Fund Investments and Risks (continued)

The Hirtle International Developed ETF

The investment objective of Fund is to provide capital appreciation, with income as a secondary consideration.

Under normal circumstances, the Fund invests primarily (i.e., at least 80% of its net assets) in equity securities of non-U.S. developed market issuers and in investments that have economic characteristics similar to those of equity securities of non-U.S. developed market issuers. For purposes of this policy, non-U.S. developed market issuers are those that are listed on exchanges in countries outside of the U.S. that are classified as developed markets by MSCI, Inc. or included in the Fund’s benchmark index, the MSCI EAFE Index. The Fund primarily invests in non-U.S. securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Although the Fund may invest anywhere in the world, the Fund is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). Currently, these markets are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Consistent with its objective, the Fund will invest in both dividend paying securities and securities that do not pay dividends. The Fund may engage in transactions involving “derivative instruments” – forward foreign currency exchange contracts, currency swaps or option or futures contracts – in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Fund may also invest in high-quality short-term debt instruments (including repurchase agreements) denominated in U.S. or foreign currencies for temporary purposes. Up to 10% of the total assets of the Fund may be invested in securities of companies located in emerging market countries

The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out cyclical or transitory fluctuations. When long-term, normalized earnings relative to the entry price represent a substantial premium to the historical yield premium, the Adviser uses its professional judgment to determine the optimal weighting in the Fund, considering the risk of impairment, the assets likely correlation with other Fund holdings and its contribution to the Fund’s overall risk/return profile. When the asset is judged to considerably increase expected return or reduce the overall risk for the Fund, the Adviser seeks to implement the exposure with the most efficient instrument – including equity securities, derivatives and/or ETFs – taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs a Trading Subadviser to establish the desired exposure, relying on their trading expertise to obtain the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Adviser may periodically develop strategies that use options and other derivatives to implement tactical investment views or manage portfolio risk. These strategies may include the use of call and put options to generate option premium income or gain or reduce exposure to equity volatility premia. Options and other derivatives may also be used for defensive or hedging purposes as market conditions warrant. The Adviser instructs a Trading Subadviser to implement these strategies by executing trades in accordance with the Adviser’s instructions.

Trading Subadviser.

The investment process for the Trading Subadviser is described below. Further information about the Trading Subadvisers and the individual portfolio managers responsible for day-to-day investment decisions for the Fund appears in the “Trading Subadviser” section included later in this Prospectus.

The Vident Process:	Vident is currently responsible for implementing the Fund’s investment strategy in its role as outsourced trading sub-adviser. In this capacity, Vident effects securities transactions in accordance with the Fund’s investment strategy and the Adviser's instructions. Vident provides expertise in trade execution, instrument selection and portfolio implementation, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser. In addition, Vident works closely with Authorized Participants, market makers and other third parties on behalf of the Fund to facilitate the creation and redemption process, support secondary market liquidity, and ensure efficient Fund trading.

17

More Information About Fund Investments and Risks (continued)

The following sections provide additional information about the investment strategies, risks and operations of The Hirtle U.S. Equity ETF (the “U.S. Fund”) and The Hirtle International Developed ETF (the “International Fund,” and each a “Fund” and collectively, the "Funds"). Unless otherwise indicated, references to "the Fund" apply to each Fund offered in this Prospectus.

Investment Risks and Strategies

The following is a summary of the types of investments that the Funds may make and certain risks associated with such investments. A more extensive discussion appears in the Statement of Additional Information (“SAI”)

About Benchmarks and Index Investing.    The Benchmark for the U.S. Fund is the MSCI USA Index. The MSCI USA Index is designed to measure the performance of the large- and mid-cap segments of the U.S. equity market. The index covers approximately 85% of the free float-adjusted market capitalization in the United States.

The Benchmark for the International Fund is the MSCI EAFE Index, a free float-adjusted market capitalization-weighted index designed to measure the performance of large- and mid-cap securities across developed markets outside the United States and Canada. The MSCI EAFE Index includes securities from 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The indexes noted above are used by the Board and the Adviser as benchmarks against which to measure the performance of the Funds.

Although the Adviser generally constructs each Fund's portfolio using securities included in its applicable Benchmark, the Funds are actively managed and seek to outperform their respective Benchmarks while maintaining controlled tracking error. The Adviser determines whether and to what extent each Fund should deviate from its Benchmark, including by overweighting, underweighting, excluding or investing outside the Benchmark when the Adviser believes doing so may increase expected return or reduce portfolio risk. These decisions may cause a Fund to underperform its Benchmark or other funds with similar objectives, and there can be no assurance that a Fund will outperform its Benchmark or achieve its intended level of tracking error. To the extent that a Fund's portfolio is invested in a manner that tracks its Benchmark index, an investor’s losses (before expenses) may be limited to those experienced in the overall securities markets as represented by the relevant index, but the investor may also give up the potential to achieve returns in excess of the Benchmark.

About Equity Securities.    The prices of equity and equity-related securities will fluctuate – sometimes dramatically – over time and a Fund could lose a substantial part, or even all, of its investment in a particular issue. The term “equity securities” includes common stock, depositary receipts and preferred stock; “equity-related securities” refers to securities that may be convertible into common stock or preferred stock, or securities that carry the right to purchase common stock or preferred stock. Price fluctuations may reflect changes in the issuing company’s financial condition, overall market conditions or even perceptions in the marketplace about the issuing company or economic trends. Prices of convertible securities may, in addition, also be affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

IPO Holding Risk.    IPO holding is the practice of participating in an initial public offering (IPO) with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Therefore, IPOs have greater risks than other equity investments. Because of the cyclical nature of the IPO market, from time to time there may be limited or no IPOs in which the Funds can participate. Even when a Fund requests to participate in an IPO, there is no guarantee that the Fund will receive an allotment of shares in an IPO sufficient to satisfy the Fund’s desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

IPO Trading Risk.    IPO trading involves participating in an initial public offering and then selling the security shortly thereafter in the after-market. This strategy may result in active and frequent trading, which could increase a Fund’s turnover and the realization of capital gains. From time to time, it may not be possible to pursue an IPO trading strategy effectively because of a limited supply of “hot” IPOs. In addition, this practice may result in losses if the Fund purchases a security in an IPO and there is insufficient demand for the security in the after-market of the IPO. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

Small Company Risk.    Equity securities of smaller companies may experience more abrupt or erratic price movements than those of larger, more established companies. These securities are often traded in the over-the-counter markets and, if listed on national or regional exchanges, may trade at lower volumes than securities typically traded on those exchanges. This may make them more difficult to sell at a desired time and price. While smaller companies can provide greater growth potential than larger, more mature firms, investing in

18

the securities of such companies also involves greater risk, price volatility, and cost. Historically, small capitalization stocks have been more volatile in price than companies with larger capitalizations. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and with more limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to their smaller size and more limited product lines, markets, distribution channels, and financial and managerial resources.

About Foreign Securities.    Equity securities of non-U.S. companies are subject to the same risks as other equity or equity-related securities. Foreign investments also involve additional risks. These risks include: the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of foreign political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries, including internal or external economic sanctions; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing trends in foreign countries. Transactions in markets overseas are generally more costly than those associated with domestic securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although a portion of these taxes may be recoverable in the form of a U.S. foreign tax credit, the non-recovered portion of foreign withholding taxes will reduce a Fund’s performance.

Foreign Currency Risk.    The prices of securities denominated in a foreign currency will also be affected by the value of that currency relative to the U.S. dollar. Exchange rate movements can be large and long-lasting and can affect, either favorably or unfavorably, the value of securities held in a Fund. Such rate movements may result from actions taken by U.S. or foreign governments or central banks, as well as speculation in the currency markets.

Foreign Government Securities.    Foreign governments, as well as supranational or quasi-governmental entities, such as the World Bank, may issue fixed income securities. Investments in these securities involve both the risks associated with any fixed income investment and the risks associated with an investment in foreign securities. In addition, a governmental entity’s ability or willingness to repay principal and interest in a timely manner may be affected not only by economic factors but also by political circumstances either internationally or in the relevant region.

Emerging Market Securities.    Investing in emerging market securities increases the risks of foreign investing. A lack of established legal, accounting and financial reporting systems, and/or the risk of political or social upheaval, expropriation and restrictive controls on the private sector and on foreign investors’ ability to repatriate capital can be present or is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities and the market may be dominated by a few issuers or sectors. Investment funds and structured investments are mechanisms through which U.S. or other investors may invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

About Real Estate Investments

Real Estate Investment Trusts (“REITs”).    REITs are pooled investment vehicles that invest primarily in real property and/or in loans to building developers and derive income principally from rents and/or interest income. REITs may realize capital gains by selling property that has appreciated in value. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Hirtle U.S. Equity ETF will indirectly bear their respective proportionate share of expenses incurred by the REITs in which it invests, in addition to the expenses incurred directly by the Fund.

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More Information About Fund Investments and Risks (continued)

About Cash Management Practices. A Fund may seek to maintain liquidity pending investment by investing assets in short-term instruments issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities. Such securities are referred to in this Prospectus as U.S. government securities. A Fund may also invest in repurchase agreements secured by U.S. government securities or short-term money market instruments of other issuers, including corporate commercial paper, and variable and floating rate debt instruments, that have received, or are comparable in quality to securities that have received, one of the two highest ratings assigned by at least one recognized rating organization, and/or money market funds. A Fund may also invest in short-term time deposits. Under extraordinary market or economic conditions, all or any portion of a Fund’s assets may be invested in short-term money market instruments for temporary defensive purposes. A Fund may also purchase commercial paper for temporary purposes. If such action is taken based on an incorrect assessment about the effect of economic, financial or political conditions, the performance of the Fund may be adversely affected, and the Fund may be unable to achieve its objective.

About Derivative Strategies.    A Fund may, but is not obligated to, use certain strategies (“Derivative Strategies”) in order to hedge against investment risks, to seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. A Fund may also write (sell) call options and put options, in order to receive premiums, on individual securities, U.S. stock market indexes and/or on substitutes for such indexes, which may include futures contracts or ETFs. A Fund normally writes covered call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. The Funds will sell only “covered” call and put options. Generally, a written call option is considered covered if a Fund maintains with its custodian assets determined to be liquid in an amount at least equal to the exercise price of the option (or, in the case of options on an index substitute, owns an equivalent number of shares of the index substitute as those subject to the call). Generally, a written put option similarly is considered covered if a Fund maintains with its custodian assets determined to be liquid in an amount at least equal to the exercise price of the option. A Fund may also cover its options positions to the extent otherwise permitted by federal securities laws.

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More Information About Fund Investments and Risks (continued)

In anticipation of future purchases, each Fund may also use Derivative Strategies to gain market exposure pending direct investment in securities. These strategies include the use of options on securities and securities indexes and options on stock index and interest rate futures contracts. The Funds may also use forward foreign currency contracts in connection with the purchase and sale of securities denominated in foreign currencies in which each is permitted to invest.

Use of the instruments noted above (collectively, “Derivative Instruments”) by a Fund must be consistent with the Fund’s investment objective and policies. The Fund may not invest more than 10% of its total assets in option purchases. Further information relating to the use of Derivative Instruments and the limitations on their use appears in the SAI.

No assurances can be made that a Fund will use any Derivative Strategies, a particular Derivative Strategy or a particular Derivative Instrument. However, there are certain overall considerations to be aware of in connection with the use of Derivative Instruments in any of the Funds. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of various Derivative Instruments is sometimes intended to enable a Fund to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the Derivative Strategy does not occur, it may be that the Fund employing such Derivative Strategy would have been in a better position had it not used such a strategy at all. Moreover, even if the Adviser correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge.

If an index appreciates or depreciates sufficiently over the period to offset a premium received from a written option on that index, a net loss will result. In addition, the value of an index substitute is subject to change as the values of the component securities fluctuate. The performance of an index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options. Suitable derivative transactions may not be available in all circumstances.

Derivative Strategies can disproportionately increase losses and reduce opportunities for gain when security prices, indices, currency rates or interest rates change in unexpected ways and a Fund may suffer losses disproportionate to the amount of its investments in these instruments. Leverage may be created when an investment exposes a Fund to a risk of loss that exceeds the amount invested. Certain derivatives provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested. Some leveraged investments have the potential for unlimited loss, regardless of the size of the initial investment.

Because leverage can magnify the effects of changes in the value of a Fund and make the Fund’s share price more volatile, a shareholder’s investment in the Fund may be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund’s investments.

Liquid markets do not always exist for certain derivative instruments, and lack of a liquid market may prevent a Fund from liquidating an unfavorable position and/or make the valuation of such instrument difficult to determine. Valuation of derivatives may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by the Fund for the option. In the case of a futures contract, the Fund would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In the case of currency-related instruments, such as foreign

21

More Information About Fund Investments and Risks (continued)

currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the hedged currency changes relative to the U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In addition, changes in government regulation of derivatives could affect the character, timing and amount of a Fund’s taxable income or gains. A Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.

About Sector Emphasis Risk. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Funds will not concentrate their investments (i.e. invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, a Fund may emphasize investments in one or more sectors. At times when a Fund emphasizes a particular sector, the value of its net assets will be more susceptible to the financial, market or economic events affecting that sector than would be the case for funds that do not emphasize investment in a particular sector. This may increase the risk of loss associated with an investment in a Fund.

Information Technology Sector.     As of the date of this Prospectus, The Hirtle U.S. Equity ETF invests a significant portion of its assets in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the information technology sector are subject to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and increased competition.

Financials Sector.     As of the date of this Prospectus, The Hirtle International Developed ETF invests a significant portion of its assets in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the financials sector are subject to government intervention and extensive government regulation, including changes to capital requirements. These companies may also be adversely affected by economic conditions, including market shocks or other unexpected events, increases in interest rates and loan losses, decreases in the availability of money or asset valuations, and adverse conditions in other related markets.

About Investments in Exchange-Traded Funds. As an ETF, each Fund is subject to Authorized Participant Concentration Risk, Market Trading Risk, Large Shareholder Risk, and Listing Standards Risk.

Authorized Participant Concentration Risk.      The Funds may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Market Trading Risk.     Because Fund shares are listed on a securities exchange, the Funds face certain risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Funds. ANY OF THESE FACTORS MAY LEAD TO A FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of a Fund’s holdings.

Large Shareholder Risk.      Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of a Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on a Fund. If a large shareholder were to redeem all, or a large portion, of its shares, there is no guarantee that a Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Listing Standards Risk.      The Funds are required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in a Fund’s shares being delisted by the listing exchange. Any resulting liquidation of a Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

About Other Permitted Instruments

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Borrowing and Lending.    The Funds may borrow money from a bank for temporary emergency purposes and may enter into reverse repurchase agreements. A reverse repurchase agreement, which is considered a borrowing for purposes of the Investment Company Act, involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Borrowings outstanding at any time will be limited to no more than one-third of the Fund’s total assets. To avoid potential leveraging effects of the Fund’s borrowings, however, additional investments will not be made while aggregate borrowings, including reverse repurchase agreements, are 5% or more of the Fund’s total assets. A Fund may lend Fund securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value (plus accrued interest) of the securities loaned is maintained by the borrower with the Fund. During the time securities are on loan, the borrower will pay to the Fund any income that may accrue on the securities. Each Fund may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. A Fund will not enter into any securities lending transaction if, at the time the loan is made, the value of all loaned securities, together with any other borrowings, equals more than one-third of the value of the Fund’s total assets.

Commercial Paper.    Commercial paper is a short-term, unsecured negotiable promissory note of an issuer. The Funds may purchase commercial paper for temporary purposes.

Investments in Other Investment Companies

The Adviser may also acquire, on behalf of a Fund, securities issued by other investment companies to the extent permitted under the Investment Company Act, provided that such investments are otherwise consistent with the overall investment objective and policies of the Fund. A Fund may invest in these instruments to achieve market exposure to its asset class, including when direct investment in securities in accordance with the investment policies of the Fund is pending, to hedge against the relative value of the securities in which the Fund primarily invests, or to facilitate the management of cash flows in or out of the Fund. Other investment company securities that may be acquired by a Fund include those of investment companies which invest in short-term money market instruments.

ETFs are securities that are issued by investment companies and traded on securities exchanges. ETFs are subject to market and liquidity risk. The Funds may invest in ETFs that are unaffiliated with the Trust.

Many ETFs seek to replicate the performance of a securities market index or a group of securities markets (“Index-based ETFs”) in a particular geographic area. Thus, investment in Index-based ETFs offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

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More Information About Fund Investments and Risks (continued)

Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Provided certain requirements set forth in the Investment Company Act are met, however, investments in excess of these limitations may be made. In particular, the Funds may invest in the iShares® Trust and iShares®, Inc. (“iShares®”) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met. iShares® is a registered trademark of Blackrock Fund Advisors and its affiliates (“BFA”). Neither BFA nor the iShares® funds make any representations regarding the advisability of investing in an iShares® fund.

Additional Risk Information

Liquidity Risk.    Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the price that would normally prevail in the market at the time at which a Fund desires to sell. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk.    Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, an industry or economic sector, or the market as a whole. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These risks may be magnified if such events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic/public health risks and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Disclosure of Fund Holdings

A complete list of the Funds’ holdings is publicly available through filings made with the Securities and Exchange Commission (“SEC”) on Form N-CSR and Form N-PORT. A description of the Funds’ policies and procedures with respect to disclosure of the Funds’ securities is provided in the SAI. The top holdings of the Funds can be found at [              ].com. Fund fact sheets provide information regarding the Funds’ top holdings and may be requested by calling [              ] or visiting the Funds’ website at [              ].com.

24

Additional Information

Trust Management

The Board is responsible for the oversight of the business and affairs of the Trust. Day-to-day operations of the Trust are the responsibility of the Trust’s officers and various service organizations retained by the Trust.

Advisory Services

HC Capital Solutions.    HC Capital Solutions serves as the overall investment adviser to the Trust under the terms of its discretionary investment advisory agreement with the Trust. While the Adviser is the Funds’ principal investment adviser, the Adviser may from time to time recommend to the Board the appointment or termination of one or more Investment Subadvisers overseen by the Adviser to manage a portion of a Fund’s assets when the Adviser believes that an Investment Subadviser possesses a skillset or other competitive advantage that could benefit such Fund. Any such engagement may be on a discretionary or non-discretionary basis and would be subject to approval by the Board.

The Trust has been granted an order from the SEC permitting the Trust to enter into portfolio management agreements with Subadvisers upon the approval of the Board without submitting such contracts for the approval of the shareholders of the Funds under certain circumstances.

The Adviser has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Funds, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require the Funds, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards as described in the SAI. Because the Adviser and the Funds intend to comply with the terms of the CPO exclusion, the Funds may, in the future, need to adjust their investment strategies, consistent with their investment objectives, to limit their investments in these types of instruments. The Funds are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Funds, their investment strategies or this Prospectus.

Officers and/or employees of the Adviser serve as the executive officers of the Trust and/or as members of the Board.

The Adviser is entitled to receive an annual fee of [    ]% of each Fund’s average net assets.

25

Additional Information (continued)

The principal offices of the Adviser are located at 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, the Adviser had, as of December 31, 2026, approximately $24.5 billion in assets under management. HC Capital Solutions is a division of Hirtle & Co., LLC, and controlled by Hirtle Holdings, Inc., which is controlled by Jonathan J. Hirtle. Mr. Brad Conger, CFA, Mr. Akhil Jain, Mr. Matthew Mead, CFA and Mr. Paul Shaffer, CFA act as portfolio managers for each Fund. Mr. Conger is the Chief Investment Officer for the Adviser and has been with the Adviser since December 2010. Prior to joining the Adviser, Mr. Conger spent over four years as a Director and Senior Analyst at Clearbridge Advisors. Mr. Jain is Managing Director of Quantitative Research for the Adviser and has been with the Adviser since 2018. Prior to joining the Adviser, Mr. Jain was a Managing Director on AllianceBernstein’s Alternative Investment Management team for over six years. Mr. Mead is a Managing Director in the Investment Strategy Group in charge of long-only manager selection and has been with the Adviser since 2008. Mr. Shaffer is an Associate Director on the Adviser’s investment team and has been with the Adviser since 2017. Prior to joining the Adviser, Mr. Shaffer worked as an Equity Finance Analyst at Susquehanna International Group for over six years.

Trading Subadviser.

Vident Asset Management (the “Trading Subadviser”), located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009, serves as the trading sub-adviser for the Fund. The Trading Subadviser was established in 2016 and is owned by Vident Capital Holdings, LLC which is controlled by MM VAM, LLC, which in turn is owned by Casey Crawford. As of June 30, 2026, the Sub-Adviser had approximately $27.4 billion of assets under management. The Trading Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and oversight of the Board.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Fund.

26

Additional Information (continued)

Discussions regarding the Board of Trustees’ basis for approving the Trust’s agreements with the Adviser and the Trading Subadviser appear in the Trust’s Form N-CSR, as amended and filed on [              ], and in Form N-CSRS filed on [                    ], which includes the Semi-Annual Report to Shareholders dated [              ].

Shareholder Information: Purchasing and Selling Shares

Two ETFs are offered in this Prospectus. The Trust offers other mutual funds in a separate prospectus.

Buying and Selling Shares

Shares of the Funds trade on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges. In addition, you will also incur the cost of the “spread,” which is the difference between what professional investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread with respect to shares of the Funds varies over time based on the Funds’ trading volume and market liquidity, and is generally lower if a Fund has a lot of trading volume and market liquidity and higher if a Fund has little trading volume and market liquidity. Because of the costs of buying and selling Fund shares, frequent trading may reduce investment return and an investment in the Funds may not be advisable for investors who anticipate regularly making small investments.

Shares of the Funds may be acquired or redeemed directly from the Funds only in aggregate blocks of shares or multiples thereof (“Creation Units”). Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.

Shares of each Fund trade under the trading symbol listed for the respective Fund on the front cover of this Prospectus.

The national securities exchange on which the Funds are listed is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. [                                                       ] or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of [                 ] or its participants. [                 ] serves as the securities depository for all shares of the Funds. [                 ] participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with [                 ]. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares.

Therefore, to exercise any rights as an owner of shares, you must rely upon the procedures of [                 ] and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.

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Account Policies and Other Information

Share Prices

The trading prices of Fund shares in the secondary market may differ in varying degrees from the daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The Funds may determine to have the approximate value of their shares, known as the “indicative optimized portfolio value” (“IOPV”), disseminated every fifteen seconds throughout the trading day by the national securities exchange on which each Fund is listed or by other information providers or market data vendors. Any IOPV disseminated is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. Any IOPV disseminated does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time nor the best possible valuation of the current portfolio. Any IOPV disseminated should not be viewed as a “real-time” update of the NAV, because the IOPV may not be calculated in the same manner as the NAV, which is computed once a day as discussed below. Any IOPV disseminated is generally determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Funds are not involved in, or responsible for, the calculation or dissemination of an IOPV and makes no warranty as to the accuracy of any disseminated IOPV.

Determination of Net Asset Value

The Funds’ NAVs are determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. The NYSE may close earlier than 4:00 p.m. on some days. The NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

NAV	=	total assets – liabilities
number of shares outstanding

The value of Funds’ investments is generally determined by current market quotations. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by the Adviser, as the Funds’ valuation designee, in accordance with procedures adopted by the Board of Trustees. The fair valuation process is designed to value the subject security at the price a Fund would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by the Fund has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Funds’ NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations.

Premium/Discount Information

Information about the differences between the daily market prices on secondary markets for shares of the Funds and the Funds’ net asset values for various time periods, as applicable, is available by visiting the Funds’ website at [            ].com.

Frequent Trading

Unlike traditional mutual funds, the frequent trading of Fund shares generally does not disrupt portfolio management, increase a Fund’s trading costs, lead to realization of capital gains by a Fund, or otherwise harm Fund shareholders. The vast majority of trading in Fund shares occurs on the secondary market. Because these trades do not involve the Fund, they do not harm the Fund or its shareholders. Authorized Participants are authorized to purchase and redeem Fund shares directly with a Fund in Creation Units. Creation Unit transactions that are effected using securities (i.e., in-kind) do not cause any of the harmful effects to the issuing Fund (as previously noted). However, Creation Unit transactions effected using cash can potentially subject a Fund and its shareholders to those harmful effects. As a result, the Funds require Authorized Participants to pay transaction fees to cover brokerage and certain related costs when purchasing or redeeming Creation Units. Those fees are designed to protect the Funds and their shareholders from the dilutive costs associated with frequent creation and redemption activity. For these reasons, the Board of Trustees of the Funds has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market timing of Fund shares. However, the Fund’s policies and procedures regarding frequent purchases and redemptions may be modified by the Trustees at any time.

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Distribution of the Funds

Ultimus Fund Distributors, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in the shares.

Distribution and Shareholder Servicing Plan

The Board has adopted a Distribution and Servicing Plan for shares of the Funds pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No Rule 12b-1 fees are currently paid by a Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of each Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in a Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of FINRA. The net income attributable to shares will be reduced by the amount of distribution fees and service fees and other expenses of a Fund.

Householding

Householding is an option available to certain investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

29

Additional Information (continued)

Shareholder Reports and Inquiries.    Shareholders will receive annual and semi-annual reports containing additional information about the Funds’ performance and operations. Financial statements which have been audited by the Trust’s independent registered public accounting firm can be found in the Trust’s annual Form N-CSR filing, and unaudited semi-annual financial statements can be found in the Trust’s semi-annual Form N-CSRS filing. Each shareholder will be notified annually as to the Federal tax status of distributions made by the Funds. Shareholders may contact the Trust by calling the telephone number, or by writing to the Trust at the address shown, on the back cover of this Prospectus.

Dividends and Distributions.    Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. The Hirtle U.S. Equity ETF declares and distributes dividends from net investment income, if any, on a quarterly basis. The Hirtle International Developed ETF declares and distributes dividends from net investment income, if any, on a semi-annual basis. Capital gains, if any, are distributed at least annually.

Federal Taxes.    The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Fund Distributions.    Each Fund generally distributes as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, which may be taxed for Federal income tax purposes at a rate as high as 37%, except as discussed below.

Distributions attributable to net capital gain of a Fund for which the Fund reports to shareholders a capital gain distribution for the taxable year in a written statement furnished to the shareholder must be broken down into 20% rate gain distributions, unrecaptured Section 1250 gain distributions, 28% rate gain distributions and Section 1202 gain distributions. A shareholder that receives capital gain distributions from a Fund will treat the capital gain distributions as follows: (i) 20% rate gain distributions are treated as long-term capital gains which are taxed at a 20% rate, a 15% rate or zero rate depending upon the shareholder’s taxable income; (ii) unrecaptured Section 1250 gain distributions are treated as long-term capital gains that are taxed at a 25% rate; (iii) 28% rate gain distributions are treated as long-term capital gains that are taxed at a 28% rate; and (iv) Section 1202 gain distributions are gains from the sale or exchange by a Fund of qualified small business stock held for more than 5 years and after a 50% exclusion, are taxed at a 28% rate.

Distributions of certain “qualifying dividends” generally will also be taxable to non-corporate shareholders at a maximum rate of twenty percent (20%) (15% if the individual’s income is below a certain level), as long as certain requirements are met. In general, distributions paid by a Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by such Fund.

The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). Derivative contracts, including options, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Please see the “DIVIDENDS, DISTRIBUTIONS AND TAXES” section of the SAI for additional information regarding these special tax rules.

30

Additional Information (continued)

“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. A Fund may choose to pass through the special character of “qualified REIT dividends” to its shareholders, provided certain holding period requirements are met.

Distributions from a Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You will be notified annually of the tax status of distributions to you.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. Net investment income does not include exempt-interest dividends.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales, Exchanges or Redemptions.    You will generally recognize taxable gain or loss for Federal income tax purposes on a sale, exchange or redemption of your shares in a Fund based on the difference between your tax basis in the shares and the amount you receive for them. A Fund is required to report to you and the IRS annually the tax basis of shares you purchased or acquired on or after January 1, 2012, which will be calculated using the Fund’s default method. However, to aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans.    One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. However, future distributions from IRAs and other tax-qualified plans (other than Roth IRAs, Roth 401(k) plans and other after-tax accounts) are usually taxed as ordinary income.

Other Tax-Exempt Investors.    Tax-exempt investors will generally be exempt from federal income tax on dividends received and gains realized with respect to shares of a Fund. Tax-exempt investors may, however, be subject to the unrelated business income tax to the extent their investments in a Fund are debt-financed. Moreover, certain categories of tax-exempt investors, such as private foundations, may be subject to federal excise tax on their investment income, which would include income and gain from an investment in shares of a Fund.

Foreign Taxes Incurred by The International Equity ETF.    It is expected that The Hirtle International Developed ETF will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. If the Fund has more than 50% of its assets at the close of each year invested in stocks or securities of foreign corporations, it may elect to pass-through to its shareholders their pro rata share of foreign taxes that it pays. If the Fund makes such an election and obtains a refund of

31

Additional Information (continued)

foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported by the Fund to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. Additionally, if this election is made, shareholders will be: (i) required to include in their gross income (in addition to actual dividends received) their pro rata share of any foreign taxes paid by the Fund, and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code.

Backup Withholding.    A Fund may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon the sale of shares that are payable to shareholders who: (i) have failed to provide a correct tax identification number in the manner required, (ii) are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, (iii) have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or (iv) have failed to certify that they are “exempt recipients.” The current withholding rate, as of the date of this prospectus, is 24%.

U.S. Tax Treatment of Foreign Shareholders.    Nonresident aliens, foreign corporations and other foreign investors in a Fund will generally be exempt from U.S. federal income tax on Fund distributions attributable to net capital gains. The exemption may not apply, however, if the investment in a Fund is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.

Fund distributions attributable to other categories of Fund income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. There are exemptions from the withholding tax for certain capital gain dividends paid by a Fund from net long-term capital gains, exempt interest dividends, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes a Fund with a properly completed IRS Form W-8, as applicable, to establish entitlement to these treaty benefits. If a shareholder fails to properly certify that they are not a U.S. person, Fund distributions will be subject to backup withholding at a rate of 24%.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in a Fund. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes.    You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Other Reporting and Withholding Requirements.    Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with

32

Additional Information (continued)

FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

More information about taxes is in the Statement of Additional Information.

33

The Funds are new and have no performance history as of the date of this Prospectus. The Funds will acquire all of the assets, subject to the liabilities, of The U.S. Equity Portfolio and The International Equity Portfolio series of the Trust, respectively, in the Reorganization. As a result of the Reorganization, the Financial Highlights information presented for the Funds is the financial history of the respective Predecessor Funds. The Financial Highlights present the financial performance of the Predecessor Funds for the past five years.

Certain information reflects the financial results for a single Predecessor Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Predecessor Fund held for the entire period (assuming reinvestment of all dividends and distributions).

This information has been derived from financial statements that have been audited by [                 ], an independent registered public accounting firm, whose report, along with the Predecessor Funds’ financial statements, is included in the Predecessor Funds’ annual financial report, which is available on the Funds’ website and on the Predecessor Funds’ Form N-CSR filed with the SEC, or upon request and without charge by calling [                    ].

[TO BE UPDATED]

34

HC Capital Trust

For More Information:

For more information about HC Capital Trust, please refer to the following documents, each of which is available without charge from the Trust:

Annual and Semi-Annual Reports (“Shareholder Reports”):

Additional information about the Trust’s investments is available in the Trust’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Trust’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Trust’s annual and semi-annual financial statements.

Statement of Additional Information:

The SAI provides more detailed information about the Trust, including its operations and the investment policies of its several Funds. A description of the Trust’s policies and procedures regarding the release of portfolio holdings information is also available in the SAI. It is incorporated by reference into, and is legally considered a part of, this Prospectus.

To obtain copies of Shareholder Reports or the SAI, free of charge: Contact the Trust at HC Capital Trust, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428-2970 (or call 800-242-9596)

Other Resources:

Shareholder Reports and the SAI are also available from the SEC’s website at http://www.sec.gov or for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102, by calling 202-551-8090, or by electronic request to: publicinfo@sec.gov. You can also obtain these items from the Trust’s website at [http://www.hccapitalsolutions.com.]

Investment Company Act File No. 811-08918.

35

STATEMENT OF ADDITIONAL INFORMATION

[                   ]

SUBJECT TO COMPLETION

The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Statement of Additional Information is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

HC CAPITAL TRUST

300 BARR HARBOR DRIVE, 5th FLOOR

WEST CONSHOHOCKEN, PA 19428-2970

This Statement of Additional Information (“SAI”) is not a prospectus. It is designed to supplement information contained in the Prospectus relating to HC Capital Trust (“Trust”) exchange-traded funds (“ETFs”), The Hirtle U.S. Equity ETF and The Hirtle International Developed ETF (each a “Fund,” and together the “Funds” or the “ETF Portfolios,” as applicable). On [ ], 2026, the U.S. Equity Portfolio and International Equity Portfolio (each, a “Predecessor Fund”), each of which operated as a mutual fund series of the HC Capital Trust, reorganized into The Hirtle U.S. Equity ETF and The Hirtle International Developed ETF, respectively. The Trust is an open-end, series, management investment company registered under the Investment Company Act of 1940, as amended (“Investment Company Act”). HC Capital Solutions serves as the overall investment adviser to the Trust under the terms of two discretionary investment advisory agreements. It generally oversees the services provided to the Trust. HC Capital Solutions is a separate operating division of Hirtle & Co., LLC (the “Adviser”). This document although not a Prospectus, is incorporated by reference in its entirety in the Trust’s ETF Prospectus and should be read in conjunction with the Trust’s ETF Prospectus dated [ ]. A copy of the ETF Prospectus is available by contacting the Trust at (800) 242-9596. The Funds are newly organized and have been created for the purpose of acquiring the assets and liabilities of its corresponding Predecessor Fund.

Ticker Symbol

The Hirtle U.S. Equity ETF	[ ]
The Hirtle International Developed ETF	[ ]

This SAI does not contain all of the information set forth in the registration statement filed by the Trust with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933. Copies of the registration statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at its offices in Washington, D.C. The Trust’s Form N-CSR, as filed on [___], 2026, which includes each Predecessor Fund’s Annual Report to Shareholders dated June 30, 2026 and certain other financial statements and information, accompanies this SAI and is incorporated herein by reference (are legally part of this SAI). You may also obtain a copy of the Prospectus, the financial statements and additional information or Annual Reports by visiting [ ]. The principal U.S. national stock exchange on which the Funds identified in this SAI are listed is [ ] (the “Exchange”).

The date of this Statement of Additional Information is [                 ]

TABLE OF CONTENTS

[to be updated]

Statement of Additional Information Heading	Page	Corresponding Prospectus Heading

Management of the Trust	3	Additional Information
Further Information About the Trust’s Investment Policies	11	More Information about Fund Investments and Risks
Investment Restrictions	26	More Information about Fund Investments and Risks
Additional Purchase and Redemption Information	[ ]	Additional Information
Portfolio Transactions and Valuation	27	Additional Information
Additional Information about the Portfolio Managers	31
Dividends, Distributions and Taxes	39	Additional Information
History of the Trust and Other Information	45	Additional Information
Proxy Voting	47	N/A
Independent Registered Public Accounting Firm and Financial Statements	48	Financial Highlights
Ratings Appendix	[ ]	N/A

MANAGEMENT OF THE TRUST

GOVERNANCE. The Trust’s Board of Trustees (“Board”) currently consists of five members. A majority of the members of the Board are individuals who are not “interested persons” of the Trust within the meaning of the Investment Company Act; in the discussion that follows, these Board members are referred to as “Independent Trustees.” The remaining Board member is referred to as an “Interested Trustee.” Each Trustee serves until the election and qualification of his or her successor, unless the Trustee sooner retires, resigns or is removed from office.

Day-to-day operations of the Trust are the responsibility of the Trust’s officers, each of whom is elected by, and serves at the pleasure of, the Board. The Board is responsible for overseeing the management of the business and affairs of the Trust and of each of the Trust’s eleven separate investment portfolios (each, a “Portfolio” and together with the ETF Portfolios, the “Portfolios”) in the HC Capital Trust fund complex, including the selection and oversight of those investment advisory organizations (“Investment Subadvisers” and, together with Trading Subadvisers (defined below), “Subadvisers”) retained by the Trust to provide portfolio management services to the respective Portfolios. The Board may retain new Investment Subadvisers, or terminate particular Investment Subadvisers, if the Board deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. More detailed information regarding the Trust’s use of a multi-manager structure appears in this Statement of Additional Information under the heading “Management of the Trust: Multi-Manager Structure.”

OFFICERS. The table below sets forth certain information about the Trust’s executive officers.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN

Geoffrey A. Trzepacz 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1975	President	Indefinite; President since 12/11/18	Mr. Trzepacz is currently the Chief Operating Officer (COO) of the Adviser. He has been with the Adviser for more than five years.	11

Colette Bergman 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1970	Vice President & Treasurer	Indefinite; Since 6/12/12	Ms. Bergman is currently a Director of the Adviser. She has been with the Adviser for more than five years.	11

Andrew Jones Foreside Fund Officer Services, LLC (dba ACA Group) 190 Middle Street Suite 301 Portland, ME 04101 Born: 1994	Chief Compliance Officer	Indefinite; Since 5/15/23	Mr. Jones is currently a Senior Principal Consultant with ACA Group, LLC. He has been with ACA Group, LLC and its predecessor organizations for more than five years.	11

Umar Ehtisham 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1981	Liquidity Risk Officer and Anti Money Laundering Officer	Indefinite; Since 12/01/18	Mr. Ehtisham is currently the Chief Compliance & Risk Officer (CCO) of the Adviser. He has been with the Adviser for more than five years.	11

Jennifer A. English Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200, Columbus, OH 43219 Born: 1972	Secretary	Indefinite; Since 8/19/26	Ms. English is a Senior Vice President with Citi Fund Services Ohio, Inc. since September 2016.	11

INDEPENDENT TRUSTEES. The following table sets forth certain information about the Independent Trustees.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE*
Jarrett Burt Kling 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1943	Trustee	Indefinite; Since 7/20/95	Mr. Kling is Vice Chairman of Dakota, an investments/software company, since January 2023. Prior to December 31, 2022 and for more than the past five years, Mr. Kling was a managing director of CBRE Investment Management, LLC, a registered investment adviser.	11	None

R. Richard Williams 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1945	Trustee and Chairman	Indefinite; Trustee Since 7/15/99; Chairman since 3/21/17	Since 2000, Mr. Williams has been the founder and CEO of Seaboard Advisers (consulting services).	11	None

Richard W. Wortham, III 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1938	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the Chairman and Chief Executive Officer of The Wortham Foundation and has been a Trustee for more than the past five years.	11	None

INTERESTED TRUSTEE. The following table sets forth certain information about the Interested Trustee.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE*
Geoffrey A. Trzepacz ** 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1975	Trustee and President	Indefinite; Since 1/01/19	Mr. Trzepacz is currently the Chief Operating Officer (COO) of the Adviser. He has been with the Adviser for more than five years.	11	None

*	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.
**	Mr. Trzepacz is considered to be “interested” as a result of his present positions with the Adviser or its affiliates.

Taken as a whole, the Board represents a broad range of business and investment experience, as well as professional skills. Mr. Williams brings to the Board the experience of a long term business owner, having founded, owned and operated a company that became, during his tenure, the country’s largest distributor of certain industrial equipment, as well as a market leader in pharmaceutical, commercial construction and other business segments. Mr. Williams currently serves as the Board Chairman. Mr. Wortham has over three decades of executive management experience, having served as a Trustee of The Wortham Foundation, a private philanthropic foundation with assets of approximately $[196.2] million. He is also a life trustee of the Museum of Fine Arts Houston, serving on the executive, finance, investment and audit committees, and was a director of a large electrical transmission and distribution company. The Interested Trustee, Mr. Trzepacz, was Chief Operating Officer (“COO”) for the Americas for Aberdeen Asset Management prior to joining the Hirtle organization, and has served as COO for companies affiliated with Hirtle & Co., LLC since January, 2018.

COMMITTEES OF THE BOARD OF TRUSTEES. The Board has established three committees to assist the Trustees in fulfilling their oversight responsibilities.

The Nominating Committee is responsible for the nomination of individuals to serve as Independent Trustees. The Nominating Committee, whose members consist of all of the Independent Trustees, held no meetings during the fiscal year ended June 30, 2026. The Nominating Committee will consider persons submitted by security holders for nomination to the Board. Recommendations for consideration by the Nominating Committee should be sent to the Secretary of the Trust in writing, together with appropriate biographical information concerning each such proposed nominee, at the principal executive office of the Trust. When evaluating individuals for recommendation for Board membership, the Nominating Committee considers the candidate’s knowledge of the mutual fund industry, educational background and experience and the extent to which such experience and background would enable the Board to maintain a diverse mix of skills and qualifications.

The Governance Committee is to periodically review and, as appropriate, make recommendations to the Board regarding matters related to the governance of the Trust. The Governance Committee will, among other things, periodically review the size and composition of the Board, the independence of incumbent Independent Trustees, and the compensation of Board members, as well as oversee the annual Board self-assessment process, which includes a review of the backgrounds, professional experience, qualifications and skills of the Board members. Mr. Kling currently serves as the Governance Committee Chairman. The Governance Committee, whose members consist of all of the Independent Trustees, held two meetings during the fiscal year ended June 30, 2026.

The Audit Committee is responsible for overseeing the audit process and the selection of independent registered public accounting firms for the Trust, as well as providing assistance to the full Board in fulfilling its responsibilities as they relate to fund accounting, tax compliance and the quality and integrity of the Trust’s financial reports. The Audit Committee, whose members consist of all of the Independent Trustees, held four meetings during the fiscal year ended June 30, 2026. Mr.  Williams currently serves as the Audit Committee Chairman.

Compliance and Risk Oversight Process. The Trustees’ oversight of the operational, business and investment risks inherent in the operation of the Trust is handled by the Board as a whole and by the Board’s Audit Committee, particularly with respect to accounting matters. To assist the Trustees in carrying out their oversight responsibilities, the Trustees receive, in connection with each of the Board’s regular quarterly meetings, reports from the Trust’s Administrator with respect to portfolio compliance, fund accounting matters and matters relating to the computation of the Trust’s net asset value per share. The Trustees also receive reports, at least quarterly, as well as an annual assessment of the Trust’s overall compliance program, from the Trust’s Chief Compliance Officer or “CCO.” These reports, together with presentations provided to the Board at its regular meetings, are designed to keep the Board informed with respect to the effectiveness of the Trust’s overall compliance program, including compliance with stated investment strategies, and to help ensure that the occurrence of any event or circumstance that may have a material adverse effect on the Trust is brought promptly to the attention of the Board and that appropriate action is taken to mitigate any such adverse effect. Additionally, both the Board and the Audit Committee meet at least annually with the Trust’s independent public accounting firm. As indicated above, the Audit Committee is comprised solely of Independent Trustees. Mr. Williams, an Independent Trustee, has served as Chairman of the Board since March 2017.

COMPENSATION ARRANGEMENTS. Mr. Trzepacz was elected by the Board to serve as an Interested Trustee who is not compensated by the Trust. Effective March 10, 2026 and retroactive for each Independent Trustee to January 1, 2026, the Independent Trustees, are each entitled to receive from the Trust (i) a $120,000 retainer per year, payable quarterly; (ii) $10,000 for each regular or special in-person Board meeting attended (including any such meeting held telephonically or by video conference pursuant to SEC exemptive relief); (iii) other than for the Audit Committee meeting held annually in August, $3,000 for each Committee meeting attended (except if two committee meetings are held on the same day, there would be only one $3,000 committee fee payment); (iv) $10,000 for the Audit Committee meeting held annually in August to review the Trust’s financial statements for the fiscal year ended June 30; and (v) $2,500 for each special telephonic meeting attended, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with the Trustee’s attendance at such meetings. The Board Chairman receives an additional $25,000 annual fee. The Governance Committee Chairman and the Audit Committee Chairman each receives an additional $10,000 annual fee. The Trust’s officers receive no compensation directly from the Trust for performing the duties of their respective offices. Foreside Fund Officer Services, LLC, dba ACA Group (“Foreside”) makes an employee available to serve as the Trust’s CCO pursuant to a Compliance Services Agreement with the Trust. For the services provided under the agreement, the Trust currently pays Foreside $164,000 per annum, plus certain out of pocket expenses. The table below shows the aggregate compensation received from the Trust by each of the Trustees, including by the HC Capital Trust fund complex, during the fiscal year ending June 30, 2026 (excluding reimbursed expenses).

NAME	AGGREGATE COMPENSATION FROM TRUST		PENSION RETIREMENT BENEFITS FROM TRUST	ESTIMATED BENEFITS UPON RETIREMENT FROM TRUST	TOTAL COMPENSATION FROM TRUST
Jarrett Burt Kling	$	[167,500]	none	none	$	[167,500]

R. Richard Williams	$	[177,500]	none	none	$	[177,500]

Richard W. Wortham, III	$	[160,000]	none	none	$	[160,000]

Geoffrey A. Trzepacz*	N/A		N/A	N/A	N/A

*	As noted above, Mr. Trzepacz receives no compensation from the Trust as Interested Trustee.

TRUSTEE OWNERSHIP OF SECURITIES OF HC CAPITAL TRUST. The table below sets forth the extent of each Trustee’s beneficial interest in shares of the Funds as of [ ] unless indicated otherwise. For purposes of this table, beneficial interest includes any direct or indirect pecuniary interest in securities issued by the Trust and includes shares of any of the Trust’s Portfolios held by members of a Trustee’s immediate family.

	JARRETT BURT KLING	GEOFFREY A. TRZEPACZ	R. RICHARD WILLIAMS	RICHARD W. WORTHAM, III*
The Hirtle U.S. Equity ETF	[ ]	[ ]	[ ]	[ ]
The Hirtle International Developed ETF	[ ]	[ ]	[ ]	[ ]
AGGREGATE DOLLAR RANGE OF TRUST SHARES	[ ]	[ ]	[ ]	[ ]

NOTE:

a = None

b = $1—$10,000

c = $10,001—$50,000

d = $50,001—$100,000

e = Over $100,000

_______________

*	Mr. Wortham serves as a trustee for the Wortham Foundation which held shares as of December 31, 2025 of over $100,000 collectively in other Portfolios of the Trust. Mr. Wortham has no beneficial interest in the Foundation.

As of October [   ], 2026, all of the officers and Trustees of the Trust own, in the aggregate, less than one percent of the outstanding shares of the respective Portfolios of the Trust; officers and Trustees of the Trust may, however, be investment advisory clients of the Adviser and shareholders of the Trust.

TRADING SUBADVISER. The Funds employ a “Trading Subadviser” that is currently responsible for implementing each Fund’s investment strategy. The Trading Subadviser effects securities transactions at the direction of the Adviser in accordance with each Fund’s investment strategy and the Adviser's instructions. The Trading Subadviser provides expertise in trade execution, instrument selection and portfolio implementation, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser. The Trading Subadviser does not exercise independent investment discretion with respect to either Fund’s assets. In addition, the Trading Subadviser works closely with Authorized Participants, market makers and other third parties on behalf of the Fund to facilitate the creation and redemption process, support secondary market liquidity, and ensure efficient Fund trading

MULTI-MANAGER STRUCTURE. As noted in the Prospectus, each of the Trust’s Funds is authorized to operate on a “multi-manager” basis. This means that a single Fund may be managed by more than one Investment Subadviser. In selecting Investment Subadvisers, the Adviser seeks to identify and retain Investment Subadvisers who have achieved and will continue to achieve strong competitive investment records relative to selected benchmarks; (b) pair Investment Subadvisers that have complementary investment styles; (c) monitor Investment Subadvisers’ performance and adherence to stated styles; and (d) effectively allocate portfolio assets among Investment Subadvisers.

Engagement and Termination of Investment Subadvisers. The Board, in making decisions with respect to the engagement and/or termination of Investment Subadvisers, considers the Adviser’s continuing quantitative and qualitative evaluation of the Investment Subadvisers’ skills and proven abilities in managing assets pursuant to specific investment styles. While strong competitive performance is regarded as the ultimate goal, short-term performance by itself is not a significant factor in selecting or terminating Investment Subadvisers. From time to time, the Adviser may recommend, and the Board may consider, terminating the services of a Investment Subadviser. The criteria for termination may include, but are not limited to, the following: (a) departure of key personnel from the Investment Subadviser’s firm; (b) acquisition of the Investment Subadviser by a third party; (c) change in or departure from investment style; or (d) prolonged poor performance relative to the relevant benchmark index.

The Board’s authority to retain Investment Subadvisers is subject to the provisions of Section 15(a) of the Investment Company Act. Section 15(a) prohibits any person from serving as an investment adviser to a registered investment company unless the written contract has been approved by the shareholders of that company. Rule 15a-4 under the Investment Company Act (“Rule 15a-4”), however, provides for an exception from the provisions of Section 15(a). Rule 15a-4 permits an adviser to provide advisory services to an investment company before shareholder approval is obtained pursuant to the terms of an interim agreement in the event that a prior advisory contract is terminated by action of such company’s board; in such case, a new contract must be approved by such shareholders within 150 days of the effective date of the interim agreement, or such interim agreement will terminate. The Trust has relied upon the provisions of Rule 15a-4 from time to time. Additionally, the Trust has received an order from the SEC that exempts the Trust from the provisions of Section 15(a) and certain related provisions of the Investment Company Act under certain circumstances. This order permits the Trust to enter into portfolio management agreements with Investment Subadvisers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. The shareholders of each Portfolio have approved this structure. Unless otherwise permitted by law, the Board will not act in reliance upon such order with respect to any new Portfolio unless the approval of the shareholders of that Portfolio is first obtained. The SEC has proposed a rule that, if adopted, would provide relief from Section 15(a) similar to that currently available only by SEC order. The Board may consider relying upon this rule, if adopted, in connection with the Trust’s multi-manager structure.

Allocation of Assets Among Investment Subadvisers. The Adviser is responsible for determining the level of assets that will be allocated among the Investment Subadvisers in those Portfolios that are served by two or more Investment Subadvisers if applicable. The Adviser and the Trust’s officers monitor the performance of both the overall Portfolio and of each Investment Subadviser and, from time to time, may make changes in the allocation of assets to the Investment Subadvisers that serve a particular Portfolio. For example, a reallocation may be made in the event that a Investment Subadviser experiences variations in performance as a result of factors or conditions that affect the particular universe of securities emphasized by that investment manager, as a result of personnel changes within the manager’s organization or in connection with the engagement or termination of an additional Investment Subadviser for a particular Portfolio. As of the date of this Statement of Information, neither of the Funds employs any Investment Subadvisers.

INVESTMENT MANAGEMENT ARRANGEMENTS. The services provided to the Trust by the Adviser and by the various Investment Subadvisers are governed under the terms of written agreements, in accordance with the requirements of the Investment Company Act. Each of these agreements is described below.

The HC Capital Agreement. The services provided to the Trust by the Adviser, described above and in the Prospectus, are governed under the terms of a written agreements with the Trust (“HC Capital Agreement”).

The HC Capital Agreement provides for an initial term of two years. Thereafter, the HC Capital Agreement remains in effect from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person. The HC Capital Agreement may be terminated at any time, without penalty, either by the Trust or by the Adviser, upon sixty days written notice and will automatically terminate in the event of its assignment as defined in the Investment Company Act. The HC Capital Agreement permits the Trust to use the logos and/or trademarks of the Adviser. In the event, however, that the HC Capital Agreement is terminated, the Adviser has the right to require the Trust to discontinue any references to such logos and/or trademarks and to change the name of the Trust as soon as is reasonably practicable. The HC Capital Agreement further provides that the Adviser will not be liable to the Trust for any error, mistake of judgment or of law, or loss suffered by the Trust in connection with the matters to which the HC Capital Agreement relates (including any action of any officer of the Adviser or employee in connection with the service of any such officer or employee as an officer of the Trust), whether or not any such action was taken in reliance upon information provided to the Trust by the Adviser, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the Adviser.

The HC Capital ETF Agreement was most recently approved by shareholders of the ETF Portfolios on [     ] and most recently approved by the Board on [                 ].

Contracts with Subadvisers. The provision of services by any Investment Subadvisers or Trading Subadvisers is governed by individual contracts (each, a “Subadvisory Contract”) between the relevant Subadviser and the Trust. Each of the Subadvisory Contracts includes a number of similar provisions. Each Subadvisory Contract with an Investment Subadviser provides that the named Investment Subadviser will, subject to oversight by the Board, provide a continuous investment program for the assets of the Fund(s) to which such contract relates, or that portion of such assets as may be, from time to time, allocated to such Investment Subadviser. Under their respective Subadvisory Contracts, each Investment Subadviser is responsible for the provision of investment research and management of all investments and other instruments and the selection of brokers and dealers through which securities transactions are executed. Under their respective Subadvisory Contracts, each Trading Subadviser is responsible for the selection of brokers and dealers through which securities transactions are executed. Each of the contracts provides that the named Subadviser will not be liable to the Trust for any error of judgment or mistake of law on the part of the Subadviser, or for any loss sustained by the Trust in connection with the purchase or sale of any instrument on behalf of the named Fund(s), except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the named Subadviser. Each of the Subadvisory Contracts provides that it will remain in effect for an initial period of two years and then from year to year so long as such continuation is approved, at a meeting called to vote on such continuance, at least annually: (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the respective applicable Funds within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person, and further, that the contract may be terminated at any time, without penalty, either by the Trust or by the named Subadviser, in each case upon sixty days’ written notice. Each of the

Subadvisory Contracts provides that it will automatically terminate in the event of its assignment, as that term is defined in the Investment Company Act.

The Subadvisory Contracts and the Funds to which they relate are as follows:

PORTFOLIO	TRADING SUBADVISER	SERVED FUND SINCE	MOST RECENT CONTRACT APPROVAL SHAREHOLDERS	MOST RECENT CONTRACT APPROVAL BOARD

The Hirtle U.S. Equity ETF	[ ]

The Hirtle International Developed ETF	[ ]

INVESTMENT MANAGEMENT FEES: The Adviser receives a fee for its services to the Trust of 0.30%.

SUBADVISER FEES. In addition to the fees paid by the Trust to the Adviser, each Fund pays a fee to its Subadviser(s). For each Fund, the Subadvisers receive a fee based on a specified percentage of that portion of the Fund’s assets allocated to that Subadviser. The rate at which these fees are calculated is set forth in the Trust’s Prospectus. The following table sets forth the actual investment advisory fee received from each Fund’s Predecessor Fund by each of its respective Investment Subadvisers for services rendered during each of the Trust’s last three fiscal years (amounts in thousands):

FUND	INVESTMENT SUBADVISER		2026	2025	2024
The Hirtle U.S. Equity ETF	Mellon(1)	$		$—	$—	—
	Parametric(2)	$		$1,415	$600
	[ ]
	Echo Street Capital Management LLC (“Echo Street”)(3)	$		$—	$—

	Jennison Associates LLC (“Jennison”)(5)	$		$—	$449

The Hirtle International Developed ETF

	Parametric(2)	$		$423	$451
	[ ]
	Monashee(4)	$		$205	$187

**	The Investment Subadviser was under contract but did not provide any portfolio management services to the Fund during the period.
1	Effective December 11, 2018, for its services to The U.S. Equity Portfolio and The Institutional U.S. Equity Portfolio (the “Portfolios”), Mellon receives a fee from each Portfolio, calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, so long as the aggregate assets allocated to Mellon (“Combined Mellon Assets” as defined below) exceed $2 billion, at the following annual rate of: 0.04% of assets committed to Mellon’s Index Strategy (if the Combined Mellon Assets fall below $2 billion, this fee will be calculated at an annual rate of 0.065%); 0.065% of the assets committed to Mellon’s Factor Strategy (if the Combined Mellon Assets fall below $2 billion, this fee will be calculated at an annual rate of 0.075%); and, with respect to The U.S. Equity Portfolio and The Institutional U.S. Equity Portfolio, 0.08% of the assets committed to Mellon’s U.S. Multi-Factor Strategy (if the Combined Mellon Assets fall below $2 billion, this fee will be calculated at an annual rate of 0.010%). The term “Combined Mellon Assets” means the sum of: (a) the net assets of the Portfolios, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio of the Trust (collectively, the “Trust Portfolios”) managed by Mellon; and (b) the net assets of each other investment advisory account for which HC Capital Solutions or one of its affiliates serves as investment adviser and for which Mellon provides portfolio management services using the strategies employed in the Trust Portfolios. Prior to December 11, 2018, Mellon received a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Mellon for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. If such aggregate assets had fallen below $2 billion, the fee would have been calculated at an annual rate of 0.075%. Effective August 23, 2021, the Mellon Factor and U.S. Multi-Factor Strategies were discontinued.
2

or its services related to its Liquidity Strategy for The U.S. Equity Portfolio, The Institutional U.S. Equity Portfolio, The ESG Capital Growth Portfolio, The Catholic SRI Capital Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio and The Corporate Opportunities Portfolio, Parametric receives a fee from each Portfolio, calculated daily and payable monthly in arrears, at the annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below); 0.10% of the next $100 million of the Combined Liquidity Assets and 0.05% on Combined Liquidity Assets over $150 million. The term “Combined Liquidity Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time in their Liquidity Strategy. Parametric is also be entitled to receive a flat fee of $10,000 per year per Portfolio, provided that 1/12 of such fee related to any given Portfolio will be waived with respect to each calendar month during which no assets of such Portfolio were allocated to Parametric for investment in their Liquidity Strategy. As of June 16, 2020, the Portfolio Management Contract between Parametric and the Trust with respect to the Defensive Strategy was terminated. Prior to termination, for its services related to its Defensive Equity Strategy for The U.S. Equity Portfolio and The Institutional U.S. Equity Portfolio, Parametric was entitled to receive a separate fee at the annual rate of 0.35% of the first $50 million of the Combined Defensive Assets committed to the Defensive Equity Strategy and 0.25% on Combined Defensive Assets committed to the Defensive Equity Strategy over $50 million. Combined Defensive Assets means the sum of the net assets of that portion of each of The U.S. Equity Portfolio and The Institutional U.S. Equity Portfolio allocated to Parametric from time-to-time for investment using the Defensive Equity Strategy. Under the terms of separate portfolio management agreements, for its services related to its Targeted Strategy for The U.S. Equity Portfolio, The Institutional U.S. Equity Portfolio, The ESG Capital Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio and The Corporate Opportunities Portfolio, Parametric is also entitled to receive a separate fee at the annual rate of 0.05% of the Targeted Strategy Assets committed to the Targeted Strategy. Targeted Strategy Assets means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time for investment using the Targeted Strategy. Parametric shall also be entitled to receive a flat fee of $5,000 per year per Portfolio, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to the Targeted Strategy Assets.

Under the terms of separate portfolio management agreements, for its services related to its Tax-Managed Custom Core Strategy for The U.S. Equity Portfolio, The International Equity Portfolio and The Emerging Markets Portfolio, Parametric receives a fee from each Portfolio, calculated daily and payable monthly in arrears, at the annual rate of 0.10% of the first $250 million of the Combined Tax-Managed Custom Core Assets (as defined below) committed to Parametric’s Tax-Managed Custom Core Strategy; 0.09% of the next $250 million of the Combined Tax-Managed Custom Core Assets; 0.08% of the next $500 million of the Combined Tax-Managed Custom Core Assets; and 0.07% on Combined Tax-Managed Assets over $1 billion. If, at the close of business on September 30, 2019, the Combined Assets under this Agreement are less than $500 million, the fee for the first $250 million shall be permanently increased to 0.13% of the first $250 million of the Combined Assets; 0.09% of the next $250 million of the Combined Assets; 0.08% of the next $500 million of the Combined Assets; and 0.07% of the Combined Assets over $1 billion. Parametric did not manage assets in the Tax-Managed Custom Core Strategy for any of these Portfolios during the periods shown in the table. Prior to January 20, 2021, for its services, with respect to the RAFI US Multi-Factor Strategy, for The Institutional U.S. Equity Portfolio (the “Portfolio”), Parametric received a fee from Pacific Investment Management Company LLC (“PIMCO”) pursuant to a Sub-adviser agreement between Parametric and PIMCO which was terminated January 20, 2021.

4

The Portfolio Management Contracts between Monashee and the Trust with respect to each of The U.S. Equity Portfolio, The Institutional U.S. Equity Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Corporate Opportunities Portfolio were terminated effective June 10, 2025. Prior to June 10, 2025, for its services to The U.S. Equity Portfolio, The Institutional U.S. Equity Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Corporate Opportunities Portfolio, Monashee was compensated for its services to each Portfolio at an annual rate of 0.45% on the first $250,000 of total Outside Assets (see the Specialist Manager section of the Prospectus for the definition of total Outside Assets); 0.40% if the total Outside Assets are between $250,000,000 - $499,999,999; 0.35% if the total Outside Assets are between $500,000,000 - $749,999,999; 0.30% if the total Outside Assets are between $750,000,000 – $999,999,999; 0.20% if the total Outside Assets are between $1,000,000,000 – $1,999,999,999; and 0.10% if the total Outside Assets are equal to or exceed $2,000,000,000. Monashee became a Specialist Manager and began providing investment management services to The U.S. Equity Portfolio, The Institutional U.S. Equity Portfolio, The International Equity Portfolio, The Institutional International Equity, The Emerging Markets Portfolio and The Corporate Opportunities Portfolio on August 17, 2023.

5

The Portfolio Management Contract between Jennison and the Trust with respect to each of The U.S. Equity Portfolio and The Institutional U.S. Equity Portfolio was terminated effective June 30, 3024. Prior to June 30, 2024, for its services to The U.S.

Equity and The Institutional U.S. Equity Portfolios, Jennison was compensated for its services to each Portfolio at an annual rate of 0.75% on the first $10 million of Combined Assets (see the Specialist Manager section of the Prospectus for the definition of Combined Assets), 0.50% on the next $30 million of such Combined Assets; 0.35% of the next $25 million of such Combined Assets; 0.25% on the next $335 million of such Combined Assets; 0.22% of the next $600 million of such Combined Assets; 0.20% on the next $4 billion of such Combined Assets; and 0.25% on the balance of such Combined Assets; subject to a maximum annual fee of 0.30% of the average daily net assets of the portion of the Portfolios allocated to Jennison.

ADMINISTRATION, DISTRIBUTION, AND RELATED SERVICES. Citi Fund Services Ohio, Inc. (“Citi”), 4400 Easton Commons, Suite 200, Columbus, Ohio 43219 has been retained pursuant to a separate [   ] Contract with the Trust, to serve as accounting and administration services and dividend disbursing agent (the “Administrator”) for the Portfolios. The services provided by Citi are subject to supervision by the executive officers and the Board of Trustees of the Trust, and include day-to-day keeping and maintenance of certain records, preparation of financial and regulatory reports, fund accounting and tax services, and dividend disbursing agency services. For the administrative and accounting services provided by Citi, Citi receives [   ].

The fee schedule is set forth in the table below:

[  ]

Citi performs similar services for mutual funds and ETFs other than the Trust. Citi is owned by Citibank, N.A. (“Citibank”). Citibank and its affiliated companies are wholly owned subsidiaries of Citigroup Inc., a publicly held company (NYSE: C).

Services performed by Citi include: (a) general supervision of the operation of the Trust and coordination of services performed by the various service organizations retained by the Trust; (b) regulatory compliance, including the compilation of information for documents and reports furnished to the SEC and corresponding state agencies; and (c) assistance in connection with the preparation and filing of the Trust’s registration statement and amendments thereto. As Administrator, Citi maintains certain books and records of the Trust that are required by applicable federal regulations. Pursuant to separate contracts, Citi or its affiliates also serve as accounting agent for other series of the Trust, as well as for each Fund’s Predecessor Funds, and Citi receives fees for such services. For its services, Citi receives a single all-inclusive fee which is computed daily and paid monthly in arrears, and is calculated at an annual rate of 0.0506% of the Funds’ average daily net assets up to $6 billion; 0.0047% of the Funds’ average daily net assets between $6 billion and $12 billion, and 0.0276% of the Funds’ average daily net assets in excess of $12 billion. Citi receives additional fees paid by the Trust for fair value support services, regulatory reporting services and reimbursement of certain expenses.

For the fiscal years ended June 30, 2024, 2025 and 2026, Citi, as Administrator received administration fees in accordance with the agreement in effect at the time in the following amounts for each Fund’s Predecessor Fund (amounts in thousands):

	FISCAL YEAR ENDED June 30, 2026	FISCAL YEAR ENDED June 30, 2025	FISCAL YEAR ENDED June 30, 2024
The Hirtle U.S. Equity ETF	$ [ ]	$674	$349
The Hirtle International Developed ETF	$ [ ]	$268	$273

. Citibank serves as the securities lending agent to the Trust. As the securities lending agent, Citibank is responsible for the implementation and administration of the securities lending program pursuant to a Global Securities Lending Agency Agreement (“Securities Lending Agreement”). Citibank acts as agent to the Trust to lend available securities with any person on its list of approved borrowers, including Citibank and certain of its affiliates. Citibank determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower. Citibank ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the applicable Fund’s relevant account on the date such amounts are delivered by the borrower to Citibank. Citibank receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities. Citibank marks loaned securities and collateral to their market value each business day based upon the market value of the collateral and loaned securities at the close of business employing the most recently available pricing information and receives and delivers collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. At the termination of the loan, Citibank returns the collateral to the borrower upon the return of the loaned securities to Citibank. Citibank invests cash collateral in accordance with the Securities Lending Agreement. Citibank maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Funds a monthly statement describing the loans made, and the income derived from the loans, during the period. Citibank performs compliance monitoring and testing of the securities lending program and provides quarterly reports to the Trust’s Board of Trustees. The Hirtle U.S. Equity ETF’s Predecessor Fund earned income and paid fees and compensation to service providers related to its securities lending activities during the most recent fiscal year as shown below. The Predecessor Fund of The Hirtle International Developed ETF earned de minimus amounts from securities lending activities.

U.S. Equity
Gross income from securities lending activities
Fees and/or compensation for securities lending activities	$	[ ]
Fees paid to securities lending agent from revenue split	$	[ ]
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$	[ ]-
Administrative fees not included in the revenue split	$	[ ]-
Indemnification fees not included in the revenue split	$	[ ]-
Rebate (paid to borrow)	$	[ ]-
Other fees not included in revenue split	$	[ ]-
Aggregate fees and/or compensation for securities lending activities	$	[ ]
Net income from securities lending activities	$	[ ]

The Trust has entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Ultimus Fund Distributors, LLC (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, under which the Distributor acts as the principal underwriter for each Portfolio’s shares. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is ultimately owned by The Ultimus Group, LLC. The Distributor has the exclusive right to distribute Creation Units of the Portfolios on an agency basis. The Distributor does not maintain a secondary market in the shares. Pursuant to the Distribution Agreement, the Distributor’s duties include, among others: entering into participation agreements with broker-dealers who have been authorized by the Trust to purchase or redeem Creation Units (Authorized Participants), reviewing and approving the Funds’ marketing materials for compliance with applicable securities laws and FINRA advertising rules, and filing such materials with FINRA as required, among others. For the services provided under the Distribution Agreement, the Distributor is compensated by the Adviser out of its own resources. The Portfolios do not pay any fees directly to the Distributor.

Foreside provides CCO services to the Trust and its Funds pursuant to a Compliance Services Agreement assigned to Foreside effective December 7, 2021 by Alaric Compliance Services LLC (“Alaric”) following Foreside’s acquisition of Alaric. Foreside makes an employee available to serve as the CCO for the Trust. The CCO develops compliance reports for the Board, makes findings and conducts reviews pertaining to the Trust’s compliance program and related policies and procedures of the Trust’s service providers. For these services, the Trust currently pays Foreside $164,000 per annum, plus certain out of pocket expenses.

Citibank, N.A. (“Custodian”), located at 388 Greenwich Street, New York, New York 10048, serves as Custodian for the Fund and safeguards and holds the Fund's cash and securities, settles the Fund's securities transactions and collects income on the Fund's investments pursuant to a Custodial and Agency Services Agreement with the Trust, Under the agreement, the Custodian also: (1) provides data required by the Adviser to determine the Fund’s Creation Basket and estimated All Cash Amount for each Business Day); (2) monitors the settlement of securities comprising the Creation Basket and any cash in connection with the purchase and redemption of Creation Units and requests the issuance of related Creation Units; (3) deposits securities comprising the Creation Basket and/or cash received from Authorized Participants in connection with purchases of Creation Units into the Fund’s custody and cash accounts; (4) disburses securities comprising the Creation Basket and/or cash from the Fund's custody and cash accounts to Authorized Participants in connection with the redemptions of Creation Units; and (5) performs certain other related services, (See “Creation and Redemption of Creation Units,” below). As transfer agent, the Custodian issues shares of the Fund in Creation Units to fill purchase orders for the Fund's shares, maintains records of the issuance and redemption of the Fund's shares, and acts as the Fund's dividend disbursing agent. Citibank also serves as the transfer agent for the Portfolios.

FURTHER INFORMATION ABOUT THE TRUST’S INVESTMENT POLICIES

As stated in the Prospectus, the Trust currently offers two ETFs, each of which are presented in this Statement of Additional Information, each with its own investment objectives and policies. These portfolios are: The Hirtle U.S. Equity ETF and The Hirtle International Developed ETF (each, a “Fund” and together, the “Funds” or the “ETF Portfolios,” as applicable).

The following discussion supplements the Prospectus discussion of the investment risks associated with the types of investments in which the Funds are entitled to invest. The table below summarizes these investments. The table is, however, only a summary list and is qualified in its entirety by the more detailed discussion included in the Prospectus and in this Statement of Additional Information.

Investment Instrument/Strategy	US Equity	Int’l
ADRs, EDRs and GDRs	x	x
Agencies	*	*
Cash Equivalents	*	*
Common Stock	x	x
Convertibles	x	x
Depositary Receipts	x	x
Emerging Markets Securities	x	x
Foreign Currency	—	x
Foreign Equity (US $)	x	x
Foreign Equity (non-US $)	x	x
Forwards	x	x
Futures	x	x
Investment Companies	x	x
Money Market Funds	x	x
Options	x	x
Preferred Stock	x	x
REITs	x	x
Repurchase Agreements	*	*
Reverse Repurchase Agreements	*	*
Rights	x	x
Securities Lending	x	x
Short Sales	x	x
Structured Notes	x	x
Swaps	x	x
U.S. Governments	*	*
Warrants	x	x
When-Issued Securities	x	x

x	Allowable investment

-	Not an allowable investment

*	Money market instruments for cash management or temporary purposes

FOREIGN INVESTMENTS

FOREIGN SECURITIES SECURITIES. American Depositary Receipts (“ADRs”) are dollar-denominated receipts generally issued in registered form by domestic banks that represent the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on U.S. exchanges and in over-the-counter markets. Generally, they are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. The Funds are permitted to invest in ADRs. Additionally, the Funds may invest in European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). EDRs are similar to ADRs but are issued and traded in Europe. GDRs are similar to ADRS but are listed in more than one country. Both EDRs and GDRs may be issued in bearer form and denominated in currencies other than U.S. dollars, and are generally designed for use in securities markets outside the U.S. Depositary receipts may or may not be denominated in the same currency as the underlying securities. For purposes of the Trust’s investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. The depositary receipts are securities that demonstrate ownership interests in a security or pool of securities that have been placed with a ‘depository.’ ADR, EDR or GDR programs and other depositary receipts may be sponsored or unsponsored. Unsponsored programs are subject to certain risks. In contrast to sponsored programs, where the foreign issuer of the underlying security works with the depository institution to ensure a centralized source of information about the underlying company, including any annual or other similar reports to shareholders, dividends and other corporate actions, unsponsored programs are based on a service agreement between the depository institution and holders of ADRs, EDRs or GDRs issued by the program; thus, investors bear expenses associated with certificate transfer, custody and dividend payments. In addition, there may be several depository institutions involved in issuing unsponsored ADRs, EDRs or GDRs for the same underlying issuer. Such duplication may lead to market confusion because there would be no central source of information for buyers, sellers and intermediaries, and delays in the payment of dividends and information about the underlying issuer or its securities could result. For other depositary receipts, the depository may be foreign or a U.S. entity, and the underlying securities may have a foreign or U.S. issuer.

CURRENCY RELATED INSTRUMENTS. As indicated in the Prospectus, The Hirtle International Developed ETF may use forward foreign currency exchange contracts and currency swap contracts in connection with permitted purchases and sales of securities of non-U.S. issuers and may, consistent with its investment objectives and policies, use such contracts as well as certain other currency related instruments to reduce the risks associated with the types of securities in which each is authorized to invest and to hedge against fluctuations in the relative value of the currencies in which securities held by each are denominated. The following discussion sets forth certain information relating to forward currency contracts, currency swaps, and other currency related instruments, together with the risks that may be associated with their use. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.

About Currency Transactions and Hedging. The Hirtle International Developed ETF is authorized to purchase and sell options, futures contracts and options thereon relating to foreign currencies and securities denominated in foreign currencies. Such instruments may be traded on foreign exchanges, including foreign over-the-counter markets. Transactions in such instruments may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; and (iv) lesser trading volume. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. Options relating to foreign currencies may also be purchased or sold to increase exposure to a foreign currency or to shift foreign currency exposure from one country to another.

Foreign Currency Options and Related Risks. The Hirtle International Developed ETF may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Fund holds in its portfolio or intends to purchase. For example, if the Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and the Fund’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks and, as a result, extra transaction costs may be incurred upon exercise of an option. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

Forward Foreign Currency Exchange Contracts and Currency Swaps. The Hirtle International Developed ETF may use forward contracts and swaps to protect against uncertainty in the level of future exchange rates in connection with specific transactions or for hedging purposes. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract or swap for the purchase or sale of the foreign currency involved in the underlying transaction in exchange for a fixed amount of U.S. dollars or foreign currency. This may serve as a hedge against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received. The Hirtle International Developed ETF may also use forward or swap contracts in connection with specific transactions. In addition, they may use such contracts to lock in the U.S. dollar value of those positions, to increase the Fund’s exposure to foreign currencies that the Investment Subadviser believes may rise in value relative to the U.S. dollar or to shift the Fund’s exposure to foreign currency fluctuations from one country to another. For example, when the Investment Subadviser believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward or swap contract to sell the amount of the former foreign currency approximating the value of some or all of the portfolio securities held by the Fund that are denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging.”

The precise matching of the forward or swap contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward or swap contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward and swap contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. A Fund may enter into forward or swap contracts or maintain a net exposure to such contracts only if: (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s securities and other assets denominated in that currency; or (2) the Fund maintains cash, U.S. government securities or other liquid securities in a segregated account in an amount which, together with the value of all the portfolio’s securities denominated in such currency, equals or exceeds the value of such contracts.

At or before the maturity date of a forward or swap contract that requires the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward or swap contract requiring it to purchase a specified currency by entering into another contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. As a result of such an offsetting transaction, the Fund would realize a gain or a loss to the extent of any change in the exchange rate between the currencies involved between the execution dates of the first and second contracts. The cost to the Fund of engaging in forward or swap contracts varies with factors such as the currencies involved, the length of the contract period and the prevailing market conditions. Because forward and swap contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward or swap contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward and swap contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Certain forward foreign currency contracts do not provide for physical settlement of the underlying currencies but instead provide for settlement by a single cash payment (“non-deliverable forwards”). Under definitions adopted by the Commodity Futures Trading Commission (“CFTC”) and the SEC, non-deliverable forwards are considered swaps. Although non-deliverable forwards have historically been traded in the over-the-counter (“OTC”) market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. For more information, see “OTHER DERIVATIVES—SWAP AGREEMENTS” below.

Although the Funds value their assets daily in terms of U.S. dollars, no Fund intends to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

OTHER DERIVATIVES

OPTIONS. To the extent indicated in the Prospectus, the Funds may also invest in options in order to hedge against investment risks, to seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. A Fund may use options only in a manner consistent with its investment objective and policies and may not invest more than 10% of its total assets in option purchases. Options may be used only for the purpose of reducing investment risk or to gain market exposure investment. The Funds may invest in options on individual securities, baskets of securities or particular measurements of value or rate (an “index”), such as an index of the price of treasury securities or an index representative of short-term interest rates. Such options may be traded on an exchange or in the OTC markets. OTC options are subject to greater credit and liquidity risk. See “Additional Risk Factors of OTC Options.” The following discussion sets forth certain information relating to the types of options that the Funds may use, together with the risks that may be associated with their use.

About Options on Securities. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option period, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying security at the exercise price. Options may be based on a security, a securities index or a currency. Options on securities are generally settled by delivery of the underlying security whereas options on a securities index or currency are settled in cash.

Options on Securities Indices. Options on securities indices may be used in much the same manner as options on securities. Index options may serve as a hedge against overall fluctuations in the securities markets or market sectors, rather than anticipated increases or decreases in the value of a particular security. Thus, the effectiveness of techniques using stock index options will depend on the extent to which price movements in the securities index selected correlate with price movements of the Fund to be hedged. Options on stock indices are settled exclusively in cash.

Option Purchases. Call options on securities may be purchased in order to fix the cost of a future purchase. In addition, call options may be used as a means of participating in an anticipated advance of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the amount of loss, if any, to the amount of the option premium paid. Conversely, if the market price of the underlying security rises and the call is exercised or sold at a profit, that profit will be reduced by the amount initially paid for the call.

Put options may be purchased in order to hedge against a decline in market value of a security held by the Fund. The put effectively guarantees that the underlying security can be sold at the predetermined exercise price, even if that price is greater than the market value at the time of exercise. If the market price of the underlying security increases, the profit realized on the eventual sale of the security will be reduced by the premium paid for the put option. Put options may also be purchased on a security that is not held by the Fund in anticipation of a price decline in the underlying security. In the event the market value of such security declines below the designated exercise price of the put, the Fund would then be able to acquire the underlying security at the market price and exercise its put option, thus realizing a profit. In order for this strategy to be successful, however, the market price of the underlying security must decline so that the difference between the exercise price and the market price is greater than the option premium paid.

Option Writing. Call options may be written (sold) by the Funds. Generally, calls will be written only when, in the opinion of the Adviser or, if applicable, a Fund’s Investment Subadviser, the call premium received, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the call, will be greater than the appreciation in the price of the underlying security or it would be appropriate to sell the underlying security.

Put options may also be written. This strategy will generally be used when it is anticipated that the market value of the underlying security will remain higher than the exercise price of the put option or when a temporary decrease in the market value of the underlying security is anticipated and, in the view of the Adviser or, if applicable, a Fund’s Investment Subadviser, it would be appropriate to acquire the underlying security. If the market price of the underlying security rises or stays above the exercise price, it can be expected that the purchaser of the put will not exercise the option and a profit, in the amount of the premium received for the put, will be realized by the writer of the put. However, if the market price of the underlying security declines or stays below the exercise price, the put option may be exercised and the Fund will be obligated to purchase the underlying security at a price that may be higher than its current market value. All option writing strategies will be employed only if the option is “covered.” For this purpose, “covered” means that, so long as the Fund is obligated as the writer of a call option, it will (1) own the security underlying the option; or (2) hold on a share-for-share basis a call on the same security, the exercise price of which is equal to or less than the exercise price of the call written. In the case of a put option, the Fund will (1) maintain cash or cash equivalents in an amount equal to or greater than the exercise price; or (2) hold on a share-for share basis, a put on the same security as the put written provided that the exercise price of the put held is equal to or greater than the exercise price of the put written.

Risk Factors Relating to the Use of Options Strategies. The premium paid or received with respect to an option position will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates. Moreover, the successful use of options as a hedging strategy depends upon the ability to forecast the direction of market fluctuations in the underlying securities, or in the case of index options, in the market sector represented by the index selected.

Under normal circumstances, options traded on one or more of the several recognized options exchanges may be closed by effecting a “closing purchase transaction,” (i.e., by purchasing an identical option with respect to the underlying security in the case of options written and by selling an identical option on the underlying security in the case of options purchased). A closing purchase transaction will effectively cancel an option position, thus permitting profits to be realized on the position, to prevent an underlying security from being called from, or put to, the writer of the option or, in the case of a call option, to permit the sale of the underlying security. A profit or loss may be realized from a closing purchase transaction, depending on whether the overall cost of the closing transaction (including the price of the option and actual transaction costs) is less or more than the premium received from the writing of the option. It should be noted that, in the event a loss is incurred in a closing purchase transaction, that loss may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of an option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security held. Options will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. Options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or a closing purchase transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

To the extent that a Fund writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline. If a Fund were unable to close out such a call option, the Fund would not be able to sell the underlying security unless the option expired without exercise.

Additional Risk Factors of OTC Options. Certain instruments traded in OTC markets, including indexed securities and OTC options, involve significant liquidity and credit risks. The absence of liquidity may make it difficult or impossible for a Fund to sell such instruments promptly at an acceptable price. In addition, lack of liquidity may also make it more difficult for the Fund to ascertain a market value for the instrument. A Fund will only acquire an illiquid OTC instrument if the agreement with the counterparty contains a formula price at which the contract can be sold or terminated or if on each business day, the the Adviser or, if applicable, Investment Subadviser anticipates that at least one dealer quote is available.

Instruments traded in OTC markets are not guaranteed by an exchange or clearing organization and generally do not require payment of margin. To the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Fund will attempt to minimize these risks by engaging in transactions with counterparties who have significant capital or who have provided the Fund with a third party guarantee or credit enhancement.

FUTURES CONTRACTS AND RELATED INSTRUMENTS. To the extent indicated in the Prospectus, the Funds may use futures contracts and options on futures contracts. The following discussion sets forth certain information relating to the types of futures contracts that the Funds may use, together with the risks that may be associated with their use. As part of their investment strategies, a portion of each Fund may invest directly in futures contracts and options on futures contracts to attempt to achieve each Fund’s investment objective without investing directly in the underlying futures contract.

About Futures Contracts and Options on Futures Contracts. A futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of security or currency called for in the contract at a specified future time and at a specified price. In practice, however, contracts relating to financial instruments or currencies are closed out through the use of closing purchase transactions before the settlement date and without delivery or the underlying security or currency. In the case of futures contracts based on a securities index, the contract provides for “delivery” of an amount of cash equal to the dollar amount specified multiplied by the difference between the value of the underlying index on the settlement date and the price at which the contract was originally fixed.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it buys or sells futures contracts.

Stock Index Futures Contracts. A Fund may sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of securities held. To the extent that securities held correlate with the index underlying the contract, the sale of futures contracts on that index could reduce the risk associated with a market decline. Where a significant market or market sector advance is anticipated, the purchase of a stock index futures contract may afford a hedge against not participating in such advance at a time when a Fund is not fully invested. This strategy would serve as a temporary substitute for the purchase of individual stocks which may later be purchased in an orderly fashion. Generally, as such purchases are made, positions in stock index futures contracts representing equivalent securities would be liquidated.

Futures Contracts on Debt Securities. Futures contracts on debt securities, often referred to as “interest rate futures,” obligate the seller to deliver a specific type of debt security called for in the contract, at a specified future time. A public market now exists for futures contracts covering a number of debt securities, including long-term U.S. Treasury bonds, ten-year U.S. Treasury notes, and three-month U.S. Treasury bills, and additional futures contracts based on other debt securities or indices of debt securities may be developed in the future. Such contracts may be used to hedge against changes in the general level of interest rates. For example, a Fund may purchase such contracts when it wishes to defer a purchase of a longer-term bond because short-term yields are higher than long-term yields. Income would thus be earned on a short-term security and minimize the impact of all or part of an increase in the market price of the long-term debt security to be purchased in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the contract purchased by the Fund or avoided by taking delivery of the debt securities underlying the futures contract. Conversely, such a contract might be sold in order to continue to receive the income from a long-term debt security, while at the same time endeavoring to avoid part or all of any decline in market value of that security that would occur with an increase in interest rates. If interest rates did rise, a decline in the value of the debt security would be substantially offset by an increase in the value of the futures contract sold.

Options on Futures Contracts. An option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the period of the option. The risk of loss associated with the purchase of an option on a futures contract is limited to the premium paid for the option, plus transaction cost. The seller of an option on a futures contract is obligated to a broker for the payment of initial and variation margin in amounts that depend on the nature of the underlying futures contract, the current market value of the option, and other futures positions held by a Fund. Upon exercise of the option, the option seller must deliver the underlying futures position to the holder of the option, together with the accumulated balance in the seller’s futures margin account that represents the amount by which the market price of the underlying futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option involved. If an option is exercised on the last trading day prior to the expiration date of the option, settlement will be made entirely in cash equal to the difference between the exercise price of the option and the value at the close of trading on the expiration date.

Risk Considerations Relating to Futures Contracts and Related Instruments. Participants in the futures markets are subject to certain risks. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange): no secondary market exists for such contracts. In addition, there can be no assurance that a liquid market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of that portion of the securities being hedged, if any, may partially or completely offset losses on the futures contract.

As noted above, there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. In particular, there may be an imperfect correlation between movements in the prices of futures contracts and the market value of the underlying securities positions being hedged. In addition, the market prices of futures contracts may be affected by factors other than interest rate changes and, as a result, even a correct forecast of interest rate trends might not result in a successful hedging strategy. If participants in the futures market elect to close out their contracts through offsetting transactions rather than by meeting margin deposit requirements, distortions in the normal relationship between debt securities and the futures markets could result. Price distortions could also result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. In addition, an increase in the participation of speculators in the futures market could cause temporary price distortions.

The risks associated with options on futures contracts are similar to those applicable to all options and are summarized above under the heading “Hedging Through the Use of Options: Risk Factors Relating to the Use of Options Strategies.” In addition, as is the case with futures contracts, there can be no assurance that (1) there will be a correlation between price movements in the options and those relating to the underlying securities; (2) a liquid market for options held will exist at the time when a Fund may wish to effect a closing transaction; or (3) predictions as to anticipated interest rate or other market trends on behalf of a Fund will be correct.

Margin and Segregation Requirements Applicable to Futures Related Transactions. When a purchase or sale of a futures contract is made by a Fund, that Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will value its open futures positions at market.

There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the broker with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the broker because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of the broker’s customers.

A Portfolio will not enter into a futures contract or an option on a futures contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are “in-the-money,” would exceed 5% of the Fund’s total assets. A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Fund will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U.S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund. When selling a futures contract, a Fund will similarly maintain liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a Fund with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting a Fund to purchase the same futures contract at a price no higher than the price of the contract written by that Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

When selling a call option on a futures contract, a Fund will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U. S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, the Fund will similarly maintain cash, U.S. government securities, or other highly liquid securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

SWAP AGREEMENTS. A Fund may enter into swap agreements for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency.

About Swap Agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) and/or cash flow earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. A Credit Default Swap Index is an Index comprised of Credit Default Swaps. Similar to the mechanics described above, the buyer of a credit default swap index owns protection against the default risk of a diversified basket of individual instrument referenced by the Index, in exchange for an upfront payment and series of periodic coupon payments. The seller of the Credit Default Swap Index receives the upfront payment and periodic coupons AND agrees to transfer the par value of the Index at maturity.

The Hirtle U.S. Equity ETF and The Hirtle International Developed ETF may enter into credit default swap agreements or purchase or sell Credit Default Swap Indexes. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund and the credit default swap index may include reference instruments that are not held by the portfolio. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In an uncleared swap, the swap counterparty will be a brokerage firm, bank or other financial institution. During the term of an uncleared swap, a Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including, any early termination payments (“Variation Margin”). Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to the Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults on its obligations to a Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Certain standardized swaps are subject to mandatory central clearing and trade execution requirements. In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Mandatory exchange-trading and clearing of swaps will occur on a phased-in basis based on CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and certain interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by earmarking or segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. Certain swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations. The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable.

The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In addition, the Fund’s risk of loss includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Funds are subject to counterparty risk (i.e., the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency). A Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, a Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. While the Fund will not enter into any swap agreement unless the the Adviser or, if applicable, Investment Subadviser believes that the counterparty to the transaction is creditworthy, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

Currently, the Fund does not typically provide initial margin in connection with swaps. Rules requiring initial margin to be posted by certain market participants for uncleared swaps have, however, been adopted and are being phased in over time. When these rules take effect with respect to the Fund, if the Fund is deemed to have material swaps exposure under applicable swap regulations, it will be required to post initial in addition to Variation Margin.

As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by the Fund. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by the Fund of the initial and Variation Margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, the Fund may not be able to obtain terms as favorable as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swaps upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.

The Fund is also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the Fund may be required to break the trade and make an early termination payment to the FCM.

Swaps that are subject to mandatory clearing are also required to be traded on swap execution facilities (“SEFs”), if any SEF makes the swap available to trade. An SEF is a trading platform where multiple market participants can execute swap transactions by accepting bids and offers made by multiple other participants on the platform. Transactions executed on an SEF may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps that it has used in the past.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and liquid assets, having an aggregate net asset value at least equal to such accrued excess will be earmarked or maintained in a segregated account by the Fund’s custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Fund and the Adviser or, if applicable, Investment Subadviser(s) believe that these transactions do not constitute senior securities under the Investment Company Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions. For purposes of each of the Fund’s requirements under Rule 12d3-1 where, for example, the Fund is prohibited from investing more than 5% of its total assets in any one broker, dealer, underwriter or investment adviser (the “securities-related issuer”), the mark-to-market value will be used to measure the Fund’s counterparty exposure. In addition, the mark-to-market value will be used to measure the Fund’s issuer exposure for purposes of Section 5b-1.

The Fund may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Fund or to effect investment transactions consistent with the Fund’s investment objective and strategies. Index swaps tend to have a maturity of one year. There is not a well-developed secondary market for index swaps. Many index swaps are considered to be illiquid because the counterparty will typically not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms). A Fund may therefore treat all index swaps as subject to their limitation on illiquid investments.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

OTHER HEDGING INSTRUMENTS. Generally, a Fund’s investment in the shares of another investment company is restricted to up to 5% of its total assets and aggregate investments in all investment companies is limited to 10% of total assets. Provided certain requirements set forth in the Investment Company Act are met, however, investments in excess of these limitations may be made. Certain of the Funds may make such investments, some of which are described below.

The Funds may invest in exchange-traded funds (“ETFs”). The use of ETFs may be part of a Fund’s overall hedging strategies. Such strategies are designed to reduce certain risks that would otherwise be associated with the investments in the types of securities in which the Funds invest and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, provided that the use of such strategies is consistent with the investment policies and restrictions adopted by the Funds. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. ETFs are subject to liquidity and market risks. Some ETFs traded on securities exchanges are actively managed and subject to the same management risks as other actively managed investment companies. Other ETFs have an objective to track the performance of a specified index (“Index ETFs”). Therefore, securities may be purchased, retained and sold by an Index ETF at times when an actively managed trust would not do so. As a result, in an Index ETF you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the Index ETF portfolio was not fully invested in such securities. In addition, the results of an Index ETF investment will not match the performance of the specified index due to reductions in the Index ETF’s performance attributable to transaction and other expenses, including fees paid by the Index ETF portfolio to service providers. Because of these factors, the price of ETFs can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in an ETF.

The Funds may invest in ETFs that are consistent with the Fund’s investment strategy, as well as Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are interests in a unit investment trust (“UIT”) that may be obtained directly from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT will issue SPDRs in aggregations known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P Index”), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit, called a “Balancing Amount”) designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit. SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day. The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks involved in the writing of options on securities. The Funds may invest in certain ETFs in excess of the normal statutory limits in reliance on exemptive orders that have been issued to the entities issuing shares in those ETFs, provided that certain conditions are met.

COMMODITY POOL OPERATOR REGULATION AND EXCLUSIONS

The Adviser has claimed an exclusion from the definition of a “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the CFTC and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Funds, the Adviser is relying upon a related exclusion from the definition of “commodities trading adviser” under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require each Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. Because the Adviser and the Funds intend to comply with the terms of the CPO exclusion, a Fund may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Funds are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Funds, their investment strategies or this SAI.

Generally, the exclusion from CPO regulation on which the Adviser relies requires each Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Funds may not be marketed as commodity pools or otherwise as vehicles for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Fund can no longer satisfy these requirements, the Adviser would withdraw its notice claiming an exclusion from the definition of a CPO, and the Adviser would be subject to registration and regulation as a CPO with respect to the Fund, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses.

INDEX INVESTING

A portion of the assets of certain Funds may at times be committed to investing assets in a manner that replicates the performance of an appropriate benchmark index. At times, subsets of these indices may also be used as a basis for selecting securities for such a portion of a Funds. This passive investment style would differ from the active management investment techniques used with respect to the Funds’ other assets. Rather than relying upon fundamental research, economic analysis and investment judgment, this approach uses automated statistical analytic procedures that seek to track the performance of a selected stock index or subset thereof.

INVESTMENT COMPANY SECURITIES

The Adviser or, if applicable, the Investment Subadvisers may also acquire, on behalf of a Fund, securities issued by other investment companies, to the extent permitted under the Investment Company Act, provided that such investments are otherwise consistent with the overall investment objective and policies of that Fund. A Fund may also invest in shares of another Portfolio of the Trust (“Affiliated Portfolio”) to the extent that such investments are consistent with the acquiring Fund’s investment objectives, policies and restrictions are permissible under the Investment Company Act.

To the extent that a Fund invests in investment companies that themselves invest in securities that would satisfy any applicable minimum investment policy of the Fund, such investments will be included, on a “look-through” basis, in that minimum investment policy for compliance purposes.

MONEY MARKET INSTRUMENTS

BANK OBLIGATIONS. Bank Obligations may include certificates of deposit, time deposits and bankers’ acceptances. Certificates of Deposit (“CDs”) are short-term negotiable obligations of commercial banks. Time Deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Fund, depending upon the principal amount of CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. U.S. savings and loan associations, the CDs of which may be purchased by the Funds, are supervised and subject to examination by the Office of Thrift Supervision. U.S. savings and loan associations are insured by the Savings Association Insurance Fund which is administered by the FDIC and backed by the full faith and credit of the U.S. government.

COMMERCIAL PAPER. Commercial paper is a short-term, unsecured negotiable promissory note of a U.S. or non-U.S. issuer. Each of the Funds may purchase commercial paper for temporary purposes. Each Fund may similarly invest in variable rate master demand notes which typically are issued by large corporate borrowers and which provide for variable amounts of principal indebtedness and periodic adjustments in the interest rate. Demand notes are direct lending arrangements between a Fund and an issuer, and are not normally traded in a secondary market. A Fund, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those that apply to issuers of commercial paper. The Adviser or, if applicable, appropriate Investment Subadviser will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand. See also “Variable and Floating Rate Instruments,” below.

REPURCHASE AGREEMENTS. Repurchase Agreements may be used for temporary investment purposes. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of that Fund to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. The the Adviser or, if applicable, Investment Subadviser for each Fund, in accordance with guidelines adopted by the Board, monitors the creditworthiness of those banks and non-bank dealers with which the respective Funds may enter into repurchase agreements. The Trust also monitors the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is adequately collateralized.

Repurchase agreements may be entered into with primary dealers in U.S. government securities who meet credit guidelines established by the Board (each a “repo counterparty”). Under each repurchase agreement, the repo counterparty will be required to maintain, in an account with the Trust’s custodian bank, securities that equal or exceed the repurchase price of the securities subject to the repurchase agreement. A Fund will generally enter into repurchase agreements with short durations, from overnight to one week, although securities subject to repurchase agreements generally have longer maturities. A Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements. For purposes of the Investment Company Act, a repurchase agreement may be deemed a loan to the repo counterparty. It is not clear whether, in the context of a bankruptcy proceeding involving a repo counterparty, a court would consider a security acquired by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for such a “loan.” If a court were to characterize the transaction as a loan, and a Fund has not perfected a security interest in the security acquired, that Fund could be required to turn the security acquired over to the bankruptcy trustee and be treated as an unsecured creditor of the repo counterparty. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. In the event of any such bankruptcy or insolvency proceeding involving a repo counterparty with whom a Fund has outstanding repurchase agreements, a Fund may encounter delays and incur costs before being able to sell securities acquired subject to such repurchase agreements. Any such delays may involve loss of interest or a decline in price of the security so acquired.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the repo counterparty may fail to repurchase the security. However, a Fund will always receive as collateral for any repurchase agreement to which it is a party, securities acceptable to it, the market value of which is equal to at least 102% of the repurchase price, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer of such collateral to the account of its custodian bank. If the market value of the security subject to the repurchase agreement falls below the repurchase price the Trust will direct the repo counterparty to deliver to the Trust’s custodian additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

SECURITIES LENDING. The Funds may lend from their total assets in the form of their portfolio securities to broker dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Funds will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in this Statement of Additional Information. The Funds pay various fees in connection with the investment of the collateral. Under some securities lending arrangements a Fund may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. Cash collateral received by a Fund in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. A Fund bears the risk of such investments.

VARIABLE AND FLOATING RATE INSTRUMENTS. Short-term variable rate instruments (including floating rate instruments) from banks and other issuers may be used for temporary investment purposes, or longer-term variable and floating rate instruments may be used in furtherance of a Fund’s investment objectives. A “variable rate instrument” is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A “floating rate instrument” is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates.

Variable rate instruments are generally not rated by nationally recognized ratings organizations. The Adviser or, if applicable, appropriate Investment Subadviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Fund’s fixed income investments, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet the Fund’s investment quality standards relating to investments in bank obligations. A Fund will invest in variable and floating rate instruments only when the Adviser or, if applicable, appropriate Investment Subadviser deems the investment to involve minimal credit risk. The Adviser or, if applicable, Investment Subadviser will also continuously monitor the creditworthiness of issuers of such instruments to determine whether a Fund should continue to hold the investments.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaults or during periods in which a Fund is not entitled to exercise its demand rights. Variable and floating rate instruments held by a Fund will be subject to the Fund’s limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days. If an issuer of a variable rate demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default.

REAL ESTATE SECURITIES

REAL ESTATE INVESTMENT TRUSTS (“REITS”). REITs are pooled investment vehicles that invest the majority of their assets directly in real property and/or in loans to building developers. They derive income primarily from the collection of rents and/or interest on loans.

REITs are sometimes informally characterized as Equity REITs, Mortgage REITs, Hybrid REITs and REOCs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An Equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A Mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A Mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A Hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. REOCs are real estate companies that engage in the development, management, or financing of real estate. Typically, they provide services such as property management, property development, facilities management, and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are (a) availability of tax-loss carryforwards, (b) operation in non-REIT-qualifying lines of business, and (c) ability to retain earnings.

Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which it invests in addition to the expenses incurred directly by the Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. First, the value of a REIT may be affected by changes in the value of the underlying property owned by the REITs. In addition, REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P Index.

NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES AND PRIVATE PLACEMENTS. The Funds may purchase securities that are not registered under the 1933 Act, but that can be sold to “accredited investors” under Regulation D under the 1933 Act (“Reg. D Securities” or “Private Placements”) or “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). An investment in Rule 144A Securities will be considered illiquid and therefore subject to a Fund’s limitation on the purchase of illiquid securities, unless a Fund’s governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by a Fund in Rule 144A Securities. The Trust’s Board of Trustees may adopt guidelines and delegate to the Adviser or, if applicable, Investment Subadvisers the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Reg. D and Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by a Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. A Fund’s investments in illiquid securities are subject to the risk that should a Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund’s net assets could be adversely affected.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. The Adviser determines the liquidity of a Fund’s investments. In determining the liquidity of a Fund’s investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. Each Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.

If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e. strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to the point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

A “synthetic” convertible security may be created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.

More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when the Adviser or, if applicable, Investment Subadviser believes that such a combination may better achieve a Fund’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, a Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.

A Fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the Fund in turn assumes credit risk associated with the convertible note.

BANK CAPITAL SECURITIES. The Funds may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of trust preferred securities. Tier II securities, commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and under certain conditions, allow for the issuer bank to withhold payment of interest until a later date.

TRUST PREFERRED SECURITIES. The Funds may invest in trust preferred securities. Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Fund to sell their holdings. In identifying the risks of the trust preferred securities, the Adviser or, if applicable, Investment Subadviser will look to the condition of the financial institution as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a Fund.

CYBERSECURITY RISKS. The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Funds or their service providers, including Investment Subadvisers, or the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations. The potential consequences of such events include potential financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result. The rapid development and increasingly widespread use of artificial intelligence technologies could increase the effectiveness of cyberattacks and exacerbate these risks.

INVESTMENT RESTRICTIONS

In addition to the investment objectives and policies of the Fund, each Fund is subject to certain investment restrictions both in accordance with various provisions of the Investment Company Act and guidelines adopted by the Board. These investment restrictions are summarized below. The following investment restrictions (1 through 9) are fundamental and cannot be changed with respect to any Fund without the affirmative vote of a majority of the Fund’s outstanding voting securities as defined in the Investment Company Act.

A FUND MAY NOT:

1.	Purchase the securities of any issuer, if as a result of such purchase, more than 5% of the total assets of the Fund would be invested in the securities of that issuer, or purchase any security if, as a result of such purchase, a Fund would hold more than 10% of the outstanding voting securities of an issuer, provided that up to 25% of the value of the Fund’s assets may be invested without regard to this limitation, and provided further that this restriction shall not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements secured by such obligations, or securities issued by other investment companies.

2.	Borrow money, except that a Fund (i) may borrow amounts, taken in the aggregate, equal to up to 5% of its total assets, from banks for temporary purposes (but not for leveraging or investment) and (ii) may engage in reverse repurchase agreements for any purpose, provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).

3.	Mortgage, pledge or hypothecate any of its assets except in connection with any permitted borrowing, provided that this restriction does not prohibit escrow, collateral or margin arrangements in connection with a Fund’s permitted use of options, futures contracts and similar derivative financial instruments described in the Trust’s Prospectus.

4.	Issue senior securities, as defined in the Investment Company Act, provided that this restriction shall not be deemed to prohibit a Fund from making any permitted borrowing, mortgage or pledge, and provided further that the permitted use of options, futures contracts, forward contracts and similar derivative financial instruments described in the Trust’s Prospectus shall not constitute issuance of a senior security.

5.	Underwrite securities issued by others, provided that this restriction shall not be violated in the event that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

6.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, provided that this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

7.	Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, provided that a Fund may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust’s Prospectus.

8.	Make loans to others, provided that this restriction shall not be construed to limit (a) purchases of debt securities or repurchase agreements in accordance with a Fund’s investment objectives and policies; and (b) loans of portfolio securities in the manner described in the Trust’s Prospectus.

9.	Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies.

The following investment restrictions (11 through 13) reflect policies that have been adopted by the Trust, but which are not fundamental and may be changed by the Board, without shareholder vote.

10.	A Fund may not invest in securities of other investment companies except as permitted under the Investment Company Act.

11.	A Fund may not invest more than 15% of the value of its net assets in illiquid securities (including repurchase agreements, as described under “Repurchase Agreements,” above).

13.	The Funds have non-fundamental investment policies obligating such a Fund to commit, under normal market conditions, at least 80% of its assets in the type of investment suggested by the Fund’s name. For purposes of such an investment policy, “assets” includes the Fund’s net assets, as well as any amounts borrowed for investment purposes. The Board has adopted a policy to provide investors with at least 60 days’ notice of any intended change. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: “Important Notice Regarding Change in Investment Policy.” This statement will also appear on the envelope in which such notice is delivered. The Funds will each invest at least 80% of its assets in equity securities.

An investment restriction applicable to a particular Fund shall not be deemed violated as a result of a change in the market value of an investment, the net or total assets of that Fund, or any other later change provided that the restriction was satisfied at the time the relevant action was taken.

The Investment Company Act generally defines “senior security” to mean any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.

EXCHANGE LISTING AND TRADING

Shares of the Funds are listed for trading, and trade throughout the day, on the listing exchange and in other secondary markets. Shares of the Funds may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of shares of the Funds will continue to be met. The listing exchange may, but is not required to, remove the shares of the Funds from listing if (i) following the initial twelve-month period beginning upon the commencement of trading of shares of the Funds, there are fewer than 50 beneficial owners of shares of the Funds for at least 30 consecutive trading days, (ii) the Funds are no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act of 1940 (1940 Act), (iii) the Funds fail to meet certain continued listing standards of the listing exchange, or (iv) any other event shall occur or condition shall exist that, in the opinion of the listing exchange, makes further dealings on the listing exchange inadvisable. The listing exchange will also remove shares of the Funds from listing and trading upon termination of the Funds.

As in the case of other publicly traded securities, when you buy or sell shares through a broker, you will incur a brokerage commission determined by that broker.

PORTFOLIO TRANSACTIONS AND VALUATION

PORTFOLIO TRANSACTIONS. Subject to the oversight of the Board, the Subadvisers of the respective Funds are responsible for placing orders for securities transactions for each of the Funds. Securities transactions involving stocks will normally be conducted through brokerage firms entitled to receive commissions for effecting such transactions. In placing portfolio transactions, a Subadviser will use its best efforts to choose a broker or dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In placing brokerage transactions, the respective Subadvisers may, however, consistent with the interests of the Funds they serve, select brokerage firms on the basis of the investment research, statistical and pricing services they provide to the Subadviser, which services may be used by the Subadviser in serving any of its investment advisory clients. In such cases, a Fund may pay a commission that is higher than the commission that another qualified broker might have charged for the same transaction, providing the Subadviser involved determines in good faith that such commission is reasonable in terms either of that transaction or the overall responsibility of the Subadviser to the Fund and such manager’s other investment advisory clients. Transactions involving debt securities and similar instruments are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. The table below reflects the aggregate dollar amount of brokerage commissions paid by the Predecessor Funds of each of the Funds during the fiscal years indicated (amounts in thousands).

PORTFOLIO		YEAR ENDED June 30, 2026	YEAR ENDED June 30, 2025	YEAR ENDED June 30, 2024
The Hirtle U.S. Equity ETF	$	[ ]	$19	$46
The Hirtle International Developed ETF	$	[ ]	$91	$171

The Trust has adopted procedures pursuant to which each Fund is permitted to allocate brokerage transactions to affiliates of the various Subadvisers. Under such procedures, commissions paid to any such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions.

[During the Trust’s last three fiscal years, there were no brokerage commissions paid in connection with a Fund’s Predecessor Fund’s transactions by any Subadviser to any broker/dealer that may be deemed to be an affiliate of such Subadviser.]

In no instance will portfolio securities be purchased from or sold to Subadvisers, the Adviser or any affiliated person of the foregoing entities except to the extent permitted by applicable law or an order of the SEC. It is possible that at times identical securities will be acceptable for both a Fund of the Trust and one or more of a Subadviser’s other client accounts. In such cases, simultaneous transactions are inevitable. Purchases and sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it is believed that the ability of a Fund to participate in volume transactions may produce better executions for such Fund.

PORTFOLIO TURNOVER. Changes may be made in the holdings of any of the Funds consistent with their respective investment objectives and policies whenever, in the judgment of the Adviser or, if applicable, relevant Investment Subadviser, such changes are believed to be in the best interests of the Fund involved. It is not anticipated that the annual portfolio turnover rate for any Portfolio will exceed 100% under normal circumstances. Funds may experience higher turnover due to the addition of an Investment Subadviser to the Fund, a reallocation of Portfolio assets among Investment Subadvisers, or a replacement of one or more Investment Subadvisers. Additionally, the following investments may increase a Fund’s turnover: (a) investing in certain types of derivative instruments; or (b) investing in U.S. government securities for short periods of time while determining appropriate longer term investments for a Fund. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund’s securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. The portfolio turnover rate for each of the Funds that has more than one Investment Subadviser will be an aggregate of the rates for each individually managed portion of that Fund. Rates for each portion, however, may vary significantly. The portfolio turnover rates for each Fund’s Predecessor Fund during the last three fiscal years are set forth in the following table.

FUND	FISCAL YEAR ENDED June 30, 2026	FISCAL YEAR ENDED June 30, 2025	FISCAL YEAR ENDED June 30, 2024

The Hirtle U.S. Equity ETF	[ ]%	5%	13%

The Hirtle International Developed ETF	[ ]%	11%	20%

VALUATION. The net asset value per share of each Fund is determined once on each Business Day as of the close of the NYSE, which is normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. The Trust does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

In valuing the Trust’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price or if no sale occurs at the mean between the last reported bid and asked prices. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S dollars at the bid price of such currencies against U.S. dollars. Exchange rates are received daily from an independent pricing service approved by the Board. If there have been no sales on such exchange, the security is valued at the closing bid. All other assets of each Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. The net asset value per share of each of the Trust’s Funds is calculated as follows: All liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net asset value is divided by the number of shares outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

When the closing price of a foreign security is not an accurate representation of value as a result of events (a “Significant Event”) that have occurred after the closing of the primary foreign exchange and prior to the time certain of the Funds’ net asset value per share is calculated, then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee. An example of a frequently occurring Significant Event is a significant movement in the U.S. equity markets. The Board may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designated to determine a fair value for the affected securities. On a day when a Fair Value Pricing Service is so utilized, the Trust’s Pricing Committee need not meet. The Pricing Committee, however, will determine the fair value of securities affected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

CONTINUOUS OFFERING

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 under the Securities Act is only available with respect to transactions on an exchange.

The Adviser and/or its affiliates (each, as applicable, a “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) a Fund upon launch or thereafter, or may purchase Shares from broker-dealers or other investors that have previously provided “seed” for a Fund at its launch or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of the Funds, the shares will be registered to permit their resale from time to time after purchase. The Funds will not receive any of the proceeds from the resale by the Selling Shareholders of these Shares.

Any such Selling Shareholder may sell all or a portion of the shares owned by it and offered hereby from time to time directly or through one or more broker-dealers, and may also hedge such positions. The shares may be sold on any national securities exchange on which the Shares are listed or quoted at the time of sale, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected in transactions, which may involve crosses or block transactions. A Selling Shareholder may use any one or more of the following methods when selling shares:

◾	ordinary brokerage transactions through brokers or dealers (who may act as agents or principals) or directly to one or more purchasers;
◾	privately negotiated transactions;
◾	through the writing or settlement of options or other hedging transactions, whether such options are listed on an options exchange or otherwise; and
◾	any other method permitted pursuant to applicable law.

A Selling Shareholder may also loan or pledge shares to broker-dealers that in turn may sell such Shares, to the extent permitted by applicable law. A Selling Shareholder may also enter into options or other transactions with broker-dealers or other financial institutions, or the creation of one or more derivative securities that require the delivery to such broker-dealer or other financial institution of shares, which shares such broker-dealer or other financial institution may resell.

A Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the Securities Act in connection with such sales. In such event, any commissions paid to any such broker-dealer or agent and any profit on the resale of the Shares purchased by them may be deemed to be underwriting commissions or discounts under the Securities Act.

Any such Selling Shareholder who may be deemed an “underwriter” within the meaning of Section 2(a)(11) of the Securities Act will be subject to the applicable prospectus delivery requirements of the Securities Act. As of the date of this SAI, the Fund is not aware of any Selling Shareholder that has a written or oral agreement or understanding, directly or indirectly, with any person to distribute Shares. Upon the Fund being notified in writing by a Selling Shareholder that any material arrangement has been entered into with a broker-dealer for the sale of Shares through a block trade, special offering, exchange distribution or secondary distribution or a purchase by a broker or dealer, the Funds intend to supplement this SAI, if required, pursuant to Rule 497 under the Securities Act, to disclose: (i) the name of such Selling Shareholder and of the participating broker-dealer(s); (ii) the number of Shares involved; (iii) the price at which such shares were sold; (iv) the commissions paid or discounts or concessions allowed to such broker-dealer(s), where applicable; (v) that such broker-dealer(s) did not conduct any investigation to verify the information set out or incorporated by reference in a Fund’s Prospectus and SAI; and (vi) other facts material to the transaction.

A Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the Securities Exchange Act of 1934, as amended (“Exchange Act”), and the rules and regulations thereunder, including, without limitation, to the extent applicable, Regulation M of the Exchange Act, which may limit the timing of purchases and sales of any of the shares by the Selling Shareholder and any other participating person. To the extent applicable, Regulation M may also restrict the ability of any person engaged in the distribution of shares to engage in market-making activities with respect to the shares. All of the foregoing may affect the marketability of the shares and the ability of any person or entity to engage in market-making activities with respect to the Shares. There is a risk that the Selling Shareholder may redeem its investments in the Fund or otherwise sell its shares to a third party that may redeem. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund.

PORTFOLIO HOLDINGS.

On each business day of the Trust, before the opening of regular trading on the Funds’ primary listing exchange, the Funds’ will disclose on the Trust’s website (                                      ) certain information relating to the portfolio holdings that will form the basis for the Funds’ next calculation of NAV per share. Consistent with current law, the Funds’ also release complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

Each business day, the Funds’ portfolio holdings information will be provided to [                                      ] (the “Distributors”) or other agents for dissemination through the facilities of the National Securities Clearing Corporation (NSCC) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including large institutional investors (known as “Authorized Participants”) that have been authorized by Distributors to purchase and redeem large blocks of shares pursuant to legal requirements, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Funds in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Funds in the ordinary course of business. The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators (including rating agencies), fund rating/ranking services and other data providers and service providers to the Funds, including Authorized Participants and pricing services.

[The Trust’s CCO is responsible for reviewing such disclosures to ensure that no improper disclosures have occurred. The Board relies on the Trust’s CCO to exercise day-to-day oversight with respect to portfolio holdings disclosures. The Board receives periodic reports from the CCO and meets with him on a regular basis. In no event shall such information be disclosed for compensation.]

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with Distributors, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

Set forth below is information about those individuals (each of whom is referred to as a “portfolio manager”) who are primarily responsible for day-to-day investment decisions relating to the Funds.

Unless otherwise noted, none of the portfolio managers owns any shares of the Fund of the Trust for which they are responsible.

The tables and text below disclose information about other accounts managed, compensation, and potential conflicts of interest. All information is as of June 30, 2026, unless otherwise noted.

It should be noted that there are certain potential conflicts of interest which are generally applicable to the Adviser and, if applicable, the Trading Subadviser. The conflicts arise from managing multiple accounts and include conflicts among investment strategies, conflicts in the allocation of investment opportunities and conflicts due to the differing assets levels or fee schedules of various accounts.

HC Capital Solutions (“HC Capital”) is a separate operating division of Hirtle & Co., LLC. Mr. Brad Conger, CFA, Mr. Akhil Jain, Mr. Matthew Mead, CFA and Mr. Paul Shaffer, CFA act as the portfolio managers for each Fund. Mr. Conger, Mr. Jain, Mr. Mead and Mr. Shaffer each also provides oversight of any Investment Subadvisers providing day-to-day portfolio management for certain other pooled investment vehicles and separately managed accounts.

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES			OTHER POOLED INVESTMENT VEHICLES			OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS		NUMBER	TOTAL ASSETS		NUMBER	TOTAL ASSETS
Brad Conger, CFA	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Akhil Jain	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Matthew Mead, CFA	[ ]		[ ]	[ ]		[ ]	[ ]		[ ]
Paul Shaffer, CFA	[ ]		[ ]	[ ]		[ ]	[ ]		[ ]

CONFLICTS OF INTEREST. While there are certain conflicts of interest inherent in directly managing one portfolio while providing oversight services to multiple other portfolios, as discussed above, HC Capital believes that the limited nature of the role of managing a Fund’s investments in ETFs, index futures and forwards, combined with the policies and procedures adopted by HC Capital, minimizes the potential impact of any such conflicts.

COMPENSATION. Mr. Conger, Mr. Jain, Mr. Mead and Mr. Shaffer each receives a base salary and an annual bonus, which is at the discretion of the Adviser and is not directly linked to the performance of any one or more accounts.

Vident Asset Management (“Vident”) serves as the Trading Subadviser for the Portfolios. Client portfolios are managed on a team basis. [NAMES] are responsible for making day-to-day investment decisions for the Portfolios. In addition to the Portfolios, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts managed by the portfolio managers listed below are subject to performance based advisory fees.

OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER**	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Devin Ryder, CFA	63	$8,765,565,667	10	$327,260,664	0	$0
Austin Wen, CFA	91	$14,602,672,131	29	$5,041,631,501	0	$0

*	None of these accounts has an advisory fee based on performance.
**	In addition to the accounts in the table, portfolio managers also manage personal accounts for their own benefit.

CONFLICTS OF INTEREST.

The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser and Sub-Adviser has each established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

COMPENSATION. The portfolio managers are compensated by the Trading Subadviser. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Portfolios.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the Prospectus. The Depository Trust Company (DTC) acts as Securities Depository for the shares of the Trust. Shares of a Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. DTC, a limited-purpose trust company, was created to hold securities of its participants (DTC Participants) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is a subsidiary of the Depository Trust and Clearing Corporation (DTCC), which is owned by its member firms, including international broker/dealers, correspondent and clearing banks, mutual fund companies and investment banks. Access to the DTC system is also available to others such as banks, brokers, dealers and Trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (Indirect Participants).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as Beneficial Owners) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares.

Beneficial Owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all shares for all purposes.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares of a Fund, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a street name, and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange on which shares are listed.

CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and sells shares of a Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Authorized Participant Agreement (as defined below), on any Business Day (as defined below). The size of a Creation Unit may be modified by the Adviser with prior notification to a Fund’s Authorized Participants. A Fund’s current Creation Unit size may be found on each Fund’s website. A “Business Day” with respect to a Fund is each day the Exchange is open, which excludes weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day.

FUND DEPOSIT

The consideration for purchase of Creation Units of a Fund may consist of a designated portfolio of securities, assets or other positions (including any portion of such securities, assets or other positions for which cash may be substituted) and/or cash. If creations are not conducted in cash, the consideration for purchase of Creation Units of a Fund generally consists of “Deposit Securities” and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which will be applicable (subject to possible amendment or correction) to creation requests received in proper form. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund.

The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.

The Adviser makes available through the NSCC on each Business Day prior to the opening of business on the Exchange, the list of names and the required number or par value of each Deposit Security, if any, and the amount of the Cash Component to be included in the current Fund Deposit (based on information as of the end of the previous Business Day for a Fund). Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of a Fund until such time as the next-announced Fund Deposit is made available.

The identity and number or par value of the Deposit Securities change pursuant to changes in the composition of a Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting a Fund’s portfolio.

The Funds reserve the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through Depository Trust Company (“DTC”) or the Clearing Process (as discussed below). The Funds also reserve the right to permit or require a “cash in lieu” amount in certain other circumstances, including circumstances in which (i) the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under applicable securities or other local laws or (ii) the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under applicable securities or other local laws, or (iii) in certain other situations. In the case of transactions involving “cash in lieu” amounts, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. If a purchase or redemption consists solely or partially of cash and a Fund places a brokerage transaction for portfolio securities with a third party broker, an Authorized Participant or its affiliated broker-dealer, the broker or the Authorized Participant (or an affiliated broker-dealer of the Authorized Participant) may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and market impact costs through a brokerage execution guarantee.

PROCEDURES FOR CREATING CREATION UNITS

To be eligible to place orders with the Distributor and to create a Creation Unit of a Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”) or (ii) a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Authorized Participant Agreement”) (discussed below). A Participating Party or DTC Participant who has executed an Authorized Participant Agreement is referred to as an “Authorized Participant.” All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

ROLE OF THE AUTHORIZED PARTICIPANT

Creation Units may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor. Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the net asset value of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through a non-Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants.

PURCHASE ORDERS

To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of a Fund, in proper form, by the Cutoff Time (as defined below). The Distributor or its agent will notify the Adviser and the Custodian of such order. The Custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the Authorized Participant Agreement and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Funds, immediately available or same day funds estimated by the Funds to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Fund. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

The Authorized Participant is responsible for any and all expenses and costs incurred by a Fund, including any applicable cash amounts, in connection with any purchase order.

TIMING OF SUBMISSION OF PURCHASE ORDERS

An Authorized Participant must submit an irrevocable order to purchase shares of a Fund generally before 3:00 p.m. (for negotiated custom baskets) or 4:00 p.m. (for standard orders), Eastern time on any Business Day in order to receive that day’s NAV. On days when the Exchange closes earlier than normal, a Fund may require orders to create or redeem Creation Units to be placed earlier in the day. Creation Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor or its agent pursuant to procedures set forth in the Authorized Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. Orders to create shares of a Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant foreign market are closed may be charged the maximum additional charge for Creation Unit transactions as set forth in this SAI to account for transaction costs incurred by a Fund. A Fund’s deadline specified above for the submission of purchase orders is referred to as a Fund’s “Cutoff Time.” The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Exchange is not open for business) via communication through the facilities of the Distributor’s or its Transfer Agent’s proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance. However, to account for transaction costs otherwise incurred by a Fund, an Authorized Participant that submits an order to the Distributor after the Cutoff Time stated above, may be charged the maximum additional charge for Creation Unit transactions as set forth in this SAI.

ACCEPTANCE OF ORDERS FOR CREATION UNITS

Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to a Fund are in place for payment of the Cash Component and any other cash amounts which may be due, a Fund will accept the order, subject to a Fund’s right (and the right of the Distributor and the Adviser) to reject any order until acceptance, as set forth below. Once a Fund has accepted an order, upon the next determination of the net asset value of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such net asset value. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order. The Funds reserve the right (to the extent consistent with the provisions of Rule 6c-11 under the 1940 Act and the SEC’s positions thereunder) to reject or revoke a creation order transmitted to it by the Distributor or its agent for any reason, including, but not limited to, if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (v) circumstances outside the control of the Fund, the Distributor or its agent and the Adviser make it impracticable to process purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Funds, Transfer Agent, sub-custodian, and Distributor or their agents are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

ISSUANCE OF A CREATION UNIT

Except as provided herein, a Creation Unit will not be issued until the transfer of good title to a Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent and the Adviser shall be notified of such delivery and a Fund will issue and cause the delivery of the Creation Unit. Creation Units for the Funds typically are issued on a “T+1 basis” (i.e., one Business Day after trade date). However, the Funds reserve the right to settle Creation Unit transactions on a basis other than T+1, including a shorter settlement period, if necessary or appropriate under the circumstances and compliant with applicable law. For example, the Funds reserve the right to settle Creation Unit transactions on a basis other than T+1, in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets, as applicable, of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security) and in certain other circumstances.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Funds will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value at least equal to 105%, which percentage the Adviser may change at any time, in its sole discretion, of the value of the missing Deposit Securities in accordance with the Fund’s then-effective procedures. The only collateral that is acceptable to the Funds is cash in U.S. dollars. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time on the contractual settlement date. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning a Fund’s current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The Authorized Participant Agreement will permit a Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to a Fund of purchasing such securities and the cash collateral.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, a Fund reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by a Fund and the Fund’s determination shall be final and binding.

REDEMPTION OF CREATION UNITS

Shares of a Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Transfer Agent or its agent and only on a Business Day. The Funds will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.

CASH PURCHASE METHOD

When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In addition, the Trust may in its discretion make Creation Units of any of the other funds available for purchase and redemption in U.S. dollars. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Trust's brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities. The transaction fees for in-kind and cash purchases of Creation Units are described below.

COSTS ASSOCIATED WITH CREATION AND REDEMPTION TRANSACTIONS

Each type of Creation Unit standard transaction fee (“Standard Fee”) is imposed to offset the transfer and other transaction costs incurred by the Funds associated with the issuance or redemption of Creation Units. The Standard Fee will be charged to the Authorized Participant on the day such Authorized Participant creates or redeems a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. For creations, Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. The Adviser may adjust the Standard Fee from time to time to account for changes in transaction fees associated with in-kind transactions.

In addition to the Standard Fees discussed above, the Funds charge an additional variable fee (“Variable Fee”) for creations and redemptions in whole or partial cash to offset brokerage and impact expenses associated with the cash portion of the transaction. The amount of the Variable Fee payable to a Fund by the Authorized Participant is determined by the Adviser based on analysis of historical transaction cost data and the Adviser’s view of current market conditions, among other factors. The actual Variable Fee charged for a given transaction may be lower or higher than the trading expenses incurred by a Fund with respect to that transaction. The total transaction fees charged (i.e. the Standard Fee plus the Variable Fee) will not exceed the maximum amounts reflected in the table below. From time to time, the Adviser, in its sole discretion, may adjust a Fund’s transaction fees or reimburse an Authorized Participant for all or a portion of the transaction fees.

The following table shows as of the date of this SAI (i) the Standard Fee, and (ii) the maximum total transaction fee charges for creations and redemptions (as described above):

Fund	Standard Fee for In-Kind and Cash Purchases*	Maximum Total Transaction Fee**
The Hirtle U.S. Equity ETF	$[ ]	[ ]%
The Hirtle International Developed ETF	$[ ]	[ ]%

* Flat fee charged per transaction for one or more Creation Units.

** As a percentage of the net asset value per Creation Unit, inclusive of the Standard Fee.

PLACEMENT OF REDEMPTION ORDERS

Redemption requests for Creation Units of the Funds must be submitted to the Transfer Agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of the Fund generally before 3:00 p.m. (for negotiated custom baskets) or 4:00 p.m. (for standard orders), Eastern time on any Business Day, in order to receive that day’s NAV. On days when the Exchange closes earlier than normal, a Fund may require orders to create or redeem Creation Units to be placed earlier in the day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

The Authorized Participant must transmit the request for redemption in the form required by a Fund to the Transfer Agent or its agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Transfer Agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on the applicable Business Day, (ii) a request in form satisfactory to the Fund is received by the Transfer Agent or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by 10:00 a.m., Eastern time on the Business Day next following the day that the redemption request is received, the redemption request may be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Transfer Agent or its agent shall notify the Fund of such redemption request. The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

A redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.

Deliveries of redemption proceeds by a Fund generally will be made within one Business Day (i.e., “T+1”). Further, consistent with applicable law, the Funds reserve the right to settle redemption transactions and deliver redemption proceeds on another basis to accommodate foreign market holiday schedules, including to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security sold) and in certain other circumstances.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, a Fund may in its discretion exercise the option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of a Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Funds cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.

In the event that cash redemptions are utilized by a Fund, proceeds will be paid to the Authorized Participant redeeming shares as soon as practicable after the date of redemption (generally within seven calendar days thereafter, except as described in “Regular Holidays” below).

To the extent contemplated by an Authorized Participant’s agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Fund, at or prior to 10:00 a.m., Eastern time on the Exchange business day after the date of submission of such redemption request, the Transfer Agent or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 105%, which percentage the Adviser may change at any time, in its sole discretion, of the value of the missing shares. Such cash collateral must be delivered no later than 10:00 a.m., Eastern time on the day after the date of submission of such redemption request and shall be held by the Custodian and marked-to-market daily. The fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Authorized Participant Agreement permits a Fund to acquire shares of the Fund at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Fund of purchasing such shares, plus the value of the Cash Amount, and the value of the cash collateral.

Because the portfolio securities of a Fund may trade on exchange(s) on days that the Exchange is closed or are otherwise not Business Days for a Fund, shareholders may not be able to redeem their shares of a Fund, or purchase or sell shares of a Fund on the Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund: (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

CUSTOM BASKETS

The securities and other assets that are required for the issuance of a Creation Unit or are provided upon redemption of a Creation Unit (a “basket”) may differ and a Fund may permit or require the submission of a portfolio of securities or cash that differs from the composition of the published portfolio(s) (a “Custom Basket”). The Funds may utilize custom creation or redemption baskets consistent with Rule 6c-11 under the 1940 Act. A Custom Basket may include any of the following: (i) a basket that is composed of a nonrepresentative selection of a Fund’s portfolio holdings; or (ii) a representative basket that is different from the initial basket used in transactions on the same Business Day. The Funds have adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets intended to be protective to the Funds and their shareholders. Such policies and procedures, among other items, establish (i) parameters for the construction and acceptance of custom baskets, and (ii) processes for revisions to or deviations from such parameters.

REGULAR HOLIDAYS

For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent a Fund from delivering securities within the normal settlement period. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days, in certain circumstances. Under normal circumstances, the Funds expect to pay out redemption proceeds within one Business Day after the redemption request is received, in accordance with the process set forth in the Funds’ SAI and in the agreement between the Authorized Participant and the Funds’ Distributor. However, each Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay the Authorized Participant, all as permitted by the 1940 Act. With respect to a Fund’s foreign investments, in a country where local market holiday(s) prevent the Fund from delivering such foreign investments to an Authorized Participant in response to a redemption request, the Fund may take up to 15 days after the receipt of the redemption request to deliver such investments to the Authorized Participant.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. As noted in the Prospectus, each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The Hirtle U.S. Equity ETF will declare and distribute dividends from net investment income on a quarterly basis. The Hirtle International Developed ETF will declare dividends semi-annually. Capital gains for all Funds, if any, are distributed at least annually. The Trust expects to distribute any undistributed net investment income and capital gains for the 12-month period ended each October 31, on or about December 31 of each year.

TAX INFORMATION. The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisor with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this Additional Statement are based on the Internal Revenue Code of 1986, as amended (the “Code”) and the laws and regulations issued thereunder as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

TAX TREATMENT OF THE FUNDS. Each Fund of the Trust will be treated as a separate corporate entity under the Code and has elected to qualify each year as a RIC. A Fund that qualifies as a RIC under Subchapter M of the Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund timely distributes to the Fund’s shareholders, provided that for each tax year, a Fund (i) meets the requirements to be treated as a RIC (as discussed below) and (ii) distributes an amount at least equal to the sum of 90% of the Fund’s investment company taxable income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses) computed without regard to the dividends-paid deduction and 90% of its net tax-exempt income for such year (the “Distribution Requirement”). The first requirement for RIC qualification is that the Fund must receive at least 90% of the Fund’s gross income each year from “qualifying income” (the “90% Test”). Qualifying income includes dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to the Fund’s business of investing in stock, securities, and foreign currencies, and net income derived from interests in qualified publicly traded partnerships. Income and gains from transactions in commodities such as precious metals and minerals will not qualify as income from “securities” for purposes of the 90% Test. A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

If a Fund fails to satisfy the 90% Test or the Asset Test in any taxable year, the Fund may be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to the failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test where a Fund corrects the failure within a specified period of time. In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the corporate income tax rate without any deduction for distributions to shareholders. Under such circumstances, Fund distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders, subject to the dividends-received deduction for corporate shareholders and lower tax rates on qualified dividend income received by noncorporate shareholders, if certain requirements are met. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If a Fund fails to qualify as a RIC for a period longer than two taxable years, it would generally be required to pay a Fund -level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year.

If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed (less any available capital loss carryovers). The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be required to increase their tax basis, for federal income tax purposes, in their shares in the Fund by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see “Tax Treatment of Distributions” below). A “qualified late year loss” includes: (i) any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and (ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year. The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.

Each Fund will generally be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to offset capital gains in future years. Net capital loss, the excess of the Fund’s net short-term capital losses over its net long-term capital gains, is treated as a short-term capital loss arising on the first day of such Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Such losses can be carried forward indefinitely to offset capital gains, if any, in years following the year of the loss. Generally, the Fund may not carry forward any losses other than net capital losses. Under certain circumstances, the Fund may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares.

TAX TREATMENT OF DISTRIBUTIONS. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits and a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain provided certain holding period requirements are met. Qualified dividend income means dividends paid to a Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Income derived from investments in derivatives, fixed income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts.

For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from U.S. corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Income derived by the Fund from investments in derivatives, fixed income and foreign securities generally is not eligible for this treatment.

Under the TCJA “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). A Fund may choose to report the special character of “qualified REIT dividends” to its shareholders. The amount of a RIC’s dividends eligible for the 20% deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses. A noncorporate shareholder receiving such dividends would treat them as eligible for the 20% deduction, provided the shareholder meets certain holding period requirements for its shares in the RIC (i.e., generally, RIC shares must be held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend).

TAX MATTERS RELATING TO THE USE OF CERTAIN INSTRUMENTS AND FOREIGN INVESTMENTS. Certain of the Funds may write, purchase or sell certain options, futures and foreign currency contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless a Fund is eligible to make, and makes, a special election, any such contract that is a “Section 1256 contract” will be “marked-to-market” for Federal income tax purposes at the end of each taxable year, i.e., each contract will be treated for tax purposes as though it had been sold for its fair market value on the last day of the taxable year.

In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of the Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of the Fund may trigger the U.S. federal income tax straddle rules of section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-

received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the 50% dividends-received deduction, as the case may be.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any Section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

Certain of a Fund’s investments in derivatives and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Under the Code, dividends or gains derived by a Fund from any investment in a “passive foreign investment company” or “PFIC” — a foreign corporation 75% or more of the gross income of which consists of interest, dividends, royalties, rents, annuities or other “passive income” or 50% or more of the assets of which produce “passive income” — may subject a Fund to U.S. federal income tax even with respect to income distributed by the Fund to its shareholders. In order to address the tax consequences described above, those Funds authorized to invest in foreign securities will report investments in PFICs, or will elect mark-to-market or flow-through treatment for PFIC investments which will in many cases require the Funds to recognize ordinary income each year with respect to those investments.

The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Fund, and investments in PFICs, are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid portfolio-level tax.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. An equity U.S. REIT, and in turn a Fund, may distribute excess cash to shareholders in the form of a return of capital distribution. Any return of capital will reduce a shareholder’s tax basis in portfolio shares and, to the extent such basis is exceeded, will generally give rise to capital gains. If a U.S. REIT fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the applicable corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders, like the Fund, as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits.

An investment by a Fund in a non-U.S. REIT may subject the Fund, directly or indirectly, to corporate taxes, withholding taxes (which may be reduced or eliminated under certain tax treaties), transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A Fund’s pro rata share of any such taxes will reduce the Fund’s return on its investment. A Fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC. Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties.

Typically, shareholders in the Fund will receive a statement that shows the tax status of distributions you received the previous year. The Fund may at times find it necessary to reclassify income after it issues shareholder’s tax information reporting statement. This can result from rules in the Code that effectively prevent regulated investment companies such as the Trust from ascertaining with certainty until after the calendar year end the final amount and character of distributions the Fund has received on its investments, particularly in REITs, during the prior calendar year. Prior to issuing statements, the Trust makes every effort to identify reclassifications of income to reduce the number of corrected forms mailed to shareholders. The Fund may obtain an extension of time, of up to one month, to send shareholders in the Fund shareholder’s original tax information reporting statement in order to ascertain that the tax status of distributions received are correctly categorized; or the Fund will send affected shareholders corrected tax information reporting statement to reflect reclassified information after the Fund’s fiscal year end.

SALES OF SHARES. Upon the disposition of shares of a Fund (whether by redemption or sale), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. Additionally, any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less may be disallowed to the extent of any distributions treated as exempt interest dividends with respect to such shares. If a Fund redeems a shareholder in-kind rather than in cash, the shareholder would realize the same gain or loss as if the shareholder had been redeemed in cash. Further, the shareholder’s basis in the securities received in the in-kind redemption would be the securities’ fair market value on the date of the in-kind redemption.

The Fund will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the IRS. This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of the Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing that you want to use another available method for cost basis reporting (for example, First In, First Out (“FIFO”), Last In, First Out (“LIFO”), Specific Lot Identification (“SLID”) or High Cost, First Out (“HIFO”)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Fund will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012. Your cost basis election method will be applied to all Fund positions for all of your accounts, as well as to all future Fund added, unless otherwise indicated by you.

When transferring the ownership of covered shares, you must provide account information for the recipient/account receiving shares and the reason the transfer is taking place (i.e., re-registration, inheritance through death, or gift). If a reason is not provided, the transfer will be defaulted as a transfer due to gift. If the recipient’s existing account or new account will use the Average Cost accounting method, they must accept the shares being transferred at fair market value on the date of the gift or settlement if the shares should be transferred at a loss. For transfers due to Inheritance on accounts with Joint Tenants with Rights of Survivorship, unless you instruct us otherwise by indicating the ownership percentage of each party, the shares will be split equally with the basis for the decedent’s portion determined using the fair market value of the date of death and the other portions maintaining the current cost basis.

The Fund s are also required to report gains and losses to the IRS in connection with the redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

FOREIGN SHAREHOLDERS. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund. Exemptions from this U.S. withholding tax are provided for: (a) capital gain dividends reported by the Fund to shareholders as such and paid by the Fund from its net long-term capital gains, other than long-term capital gains realized on the disposition of U.S. real property interest as discussed below (unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year), (b) short-term capital gain dividends reported by the Fund to shareholders as such and paid by the Fund from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interest, (c) exempt-interest dividends paid by the Fund from its net interest income earned on municipal securities, and (d) interest-related dividends reported by the Fund to shareholders as such and paid from its qualified net interest income from U.S. sources.

However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on Fund investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISOR REGARDING ANY UNITED STATES FEDERAL TAX CONSEQUENCES OF HOLDING SHARES IN THE FUNDS IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES AS WELL

AS ANY FOREIGN, STATE AND LOCAL, WITHHOLDING OR OTHER TAX CONSEQUENCES THAT MAY ARISE AS A RESULT OF HOLDING SHARES IN A FUND.

HISTORY OF THE TRUST AND OTHER INFORMATION

The Trust was organized as a Delaware statutory trust on December 15, 1994, and is registered with the SEC as an open-end, series, management investment company. The Trust currently offers shares of eleven investment portfolios, each with a different objective and differing investment policies. This SAI relates only to The Hirtle U.S. Equity ETF and The Hirtle International Developed ETF (the “Funds” or the “ETF Portfolios,” as applicable). On [ ], 2026, the U.S. Equity Portfolio and International Equity Portfolio (each, a “Predecessor Fund”), each of which operated as a mutual fund series of the HC Capital Trust, reorganized into The Hirtle U.S. Equity ETF and The Hirtle International Developed ETF, respectively. The Funds are exchange-traded funds (“ETFs”). Each Fund is diversified, as that term is defined in the Investment Company Act. The Trust may organize additional investment portfolios in the future.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. The Funds offer and issue shares at net asset value (“NAV”) per share only in aggregations of a specified number of shares (“Creation Unit”), in exchange for a designated portfolio of securities, assets or other positions (including any portion of such securities, assets or other positions for which cash may be substituted) and/or cash (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). Shares of the Fund are listed for trading on the [ ] (the “Exchange”), a national securities exchange. Shares of the Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below a Fund’s NAV. Unlike mutual funds, a Fund’s shares are not individually redeemable securities. Rather, a Fund’s shares are redeemable only in Creation Units, and Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities/instruments with a cash balancing amount and/or all cash. The size of a Creation Unit may be modified by the Adviser with prior notification to a Fund’s Authorized Participants. In the event of liquidation of a Fund, the number of shares in a Creation Unit may be significantly reduced.

Under the Trust’s Amended and Restated Declaration of Trust, the Board has the power to classify or reclassify any unissued shares from time to time. Each share of the respective Funds represents an equal proportionate interest in that Fund. Each share is entitled to one vote for the election of Trustees and any other matter submitted to a shareholder vote. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the Trustees. Shares of the Trust do not have preemptive or conversion rights and, when issued for payment as described in the Prospectus, shares of the Trust will be fully paid and non-assessable.

As a Delaware statutory trust, the Trust is not required, and currently does not intend, to hold annual meetings of shareholders except as required by the Investment Company Act or other applicable law. The Investment Company Act requires initial shareholder approval of each of the investment advisory agreements, election of Trustees and, if the Trust holds an annual meeting, ratification of the Board’s selection of the Trust’s independent registered public accounting firm. As noted elsewhere in this SAI, however, the Trust has received an exemptive order from the SEC that allows it, under certain circumstances, to enter into investment advisory agreements with Investment Subadvisers without submitting such agreements to shareholders for approval. Under certain circumstances, the law provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more Trustees. To the extent required by law, the Trust will assist in shareholder communications in such matters.

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS. The table beginning on the following page shows the name and address of record of each person known to the Trust to hold, as of record or beneficially, 5% or more of shares of the Predecessor Funds as of October [ ], 2026. Persons who owned of record or beneficially more than 25% of a Fund’s outstanding shares may be deemed to control the Fund within the meaning of the Investment Company Act. The nature of ownership for each position listed is “Record” unless otherwise indicated. Hirtle & Co., LLC (of which the Adviser is a division) may be deemed to have, or share, investment and/or voting power with respect to more than 50% of the shares of the Funds, with respect to which shares Hirtle & Co., LLC disclaims beneficial ownership. [TO BE UPDATED]

***** Remainder of Page Intentionally Left Blank*****

Portfolio/Shareholder	No. of Shares	Percent of Total Assets Held by the Shareholder

THE HIRTLE U.S. EQUITY ETF

THE HIRTLE INTERNATIONAL DEVELOPED ETF

POTENTIAL CONFLICTS OF INTEREST. The Trust, the Adviser and the Trust’s Trading Subadviser, as well as the Trust’s principal underwriter, have adopted codes of ethics (each, a “17j-1 Code”) under Rule 17j-1 under the Investment Company Act. The 17j-1 Code adopted by each of these entities governs the manner and extent to which certain persons associated with that entity may invest in securities for their own accounts (including securities that may be purchased or held by the Trust). The 17j-1 Codes are on public file with, and are available from, the SEC’s Public Reference Room in Washington, D.C.

PROXY VOTING

The Trust has adopted Proxy Voting Policies and Procedures (the “Policy”) in accordance with Rule 30b1-4 under the Investment Company Act. The Policy is predicated on the notion that decisions with respect to proxy voting are an integral part of the investment management process and that the voting of proxies is an integral part of the services provided to each of the Funds by the Adviser or, if applicable, their Investment Subadvisers. Accordingly, the Policy delegates to the Adviser or, if applicable, Investment Subadvisers the responsibility for voting proxies received by the respective Funds in a manner that is designed to maximize the value of the shareholders’ interest. The Adviser’s policy is to vote proxies in a manner that seeks to maximize the value of client assets and which it otherwise believes is in the best interest of the client. The following table provides a summary of the proxy voting policies and procedures adopted by the Adviser. It is qualified by the full policy of the Advsier, which is available upon request.

Implementation of Proxy Voting

The Adviser’s proxy voting responsibilities are administered through a multi-tiered approach:

1.               Delegation to Specialist Managers: For investment programs implemented through the appointment of one or more Specialist Managers (sub-advisers), the authority to vote proxies is generally delegated to the respective Specialist Manager. As part of its due diligence process, the Adviser ensures that each Specialist Manager has adopted written proxy voting policies and procedures reasonably designed to ensure that proxies are voted in the best interest of its clients.

2.                Direct Management by the Adviser:

○        Public Securities: For publicly traded securities (including ETFs and mutual funds) managed directly by the Adviser, all proxies are voted by Glass, Lewis & Co., LLC (“Glass Lewis”), an independent proxy advisory firm retained by the Adviser. The Adviser’s Compliance Officer manages the relationship with Glass Lewis to ensure proxies are voted according to the Adviser’s specific instructions or general guidance.

○        HC Capital Trust & HC Private Vehicles: The Adviser directly votes all proxies solicited with respect to shares of the HC Capital Trust and with respect to the underlying private funds held by any HC Private Vehicle.

Conflicts of Interest

The Adviser maintains procedures to address material conflicts of interest. Adviser personnel must notify the Compliance Officer of any potential conflict, including personal or business relationships with an issuer or a financial interest in the outcome of a vote. When a material conflict of interest is identified, the Compliance Officer will propose a course of action believed to be in the clients’ best interests.

Notwithstanding the above, where a proxy relates to an agreement (or an amendment thereto) between the Adviser (or a related person) and the HC Capital Trust that, in the judgment of the Compliance Officer, gives rise to a material conflict of interest, such proxy will be voted only by the Adviser’s advisory clients, or in accordance with instructions received from them.

Other Voting Matters	Self-Directed Securities: The Adviser does not vote proxies for securities held in a client’s account over which the Adviser does not maintain discretionary authority.

Class Actions: The Adviser will not advise or act for an advisory client in legal proceedings, including class actions. However, in its capacity as adviser to the HC Capital Trust, the Adviser may advise the Trust on participating in a legal proceeding if it determines that doing so is in the best interest of the Trust.

Information on how the Portfolios voted proxies relating to portfolio securities during the 12-month period ended June 30, 2026 is available (1) without charge, upon request, by calling 1-800-242-9596, and (2) on the SEC’s website at http://www.sec.gov.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

[  ], located at principal business address [  ], serves as the Trust’s independent registered public accounting firm, providing certain audit and tax-related services to the Trust. The Trust’s financial statements as of June 30, 2026 (as included in the Trust’s Form N-CSR, as filed on [September __], 2026) have been audited by [ ]. Such financial statements and accompanying reports are set forth in the Trust’s Annual Report to Shareholders and in the applicable Form N-CSR filing, which accompany this Statement of Additional Information and are incorporated herein by reference.

Part C: OTHER INFORMATION

Item 28. Exhibits

(a)	(1)(a)	Certificate of Trust filed on December 15, 1994 with the Secretary of State of Delaware (Incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998).

(1)(b)	Certificate of Amendment to Certificate of Trust filed on April 25, 2006 with the Secretary of State of Delaware. (Incorporated by reference to Exhibit (a)(1)(b) of Post-Effective Amendment No. 91 filed with the Securities and Exchange Commission on August 27, 2020.)

(1)(c)	Certificate of Amendment to Certificate of Trust filed on March 2, 2010 with the Secretary of State of Delaware. (Incorporated by reference to Exhibit (a)(1)(c) of Post-Effective Amendment No. 91 filed with the Securities and Exchange Commission on August 27, 2020.)

(2)	Amended and Restated Declaration and Agreement of Trust (as amended March 8, 2010) (Incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010).

(b)	Amended Bylaws of the Trust (as amended November 9, 1995, July 15, 1999, April 14, 2000, December 10, 2008, March 8, 2010, February 1, 2017, March 26, 2019 and March 10, 2020). (Incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 91 filed with the Securities and Exchange Commission on August 27, 2020.)

(c)	[instruments defining right of security holders] (All relevant provisions included in Exhibit (a), as referenced above.)

(d)	Investment Advisory Agreements

(1)(a)	Amended and Restated Investment Advisory Agreement dated March 9, 2021 between the Trust and HC Capital Solutions (a division of, Hirtle & Co, LLC) related to The Growth Equity Portfolio (n/k/a The U.S. Equity Portfolio), The International Equity Portfolio, The Core Fixed Income Portfolio, The Corporate Opportunities Portfolio, The Short-Term Municipal Bond Portfolio and The Intermediate-Term Municipal Bond Portfolio. (Incorporated by reference to Exhibit (d)(1)(a) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(1)(b)	Amendment No. 1 to the Amended and Restated Investment Advisory Agreement dated September 18, 2023 between the Trust and HC Capital Solutions (a division of, Hirtle & Co, LLC) related to The Growth Equity Portfolio (n/k/a The U.S. Equity Portfolio), The International Equity Portfolio, The Core Fixed Income Portfolio, The Corporate Opportunities Portfolio, The Short-Term Municipal Bond Portfolio and The Intermediate-Term Municipal Bond Portfolio. (Incorporated by reference to Exhibit (d)(1)(b) of Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on October 30, 2023.)

(1)(c)	Amendment No. 2 to the Amended and Restated Investment Advisory Agreement dated March 11, 2025 between the Trust and HC Capital Solutions (a division of, Hirtle & Co, LLC) related to The U.S. Equity Portfolio, The International Equity Portfolio, The Core Fixed Income Portfolio, The Corporate Opportunities Portfolio, The Short-Term Municipal

Bond Portfolio and The Intermediate-Term Municipal Bond Portfolio. (Incorporated by reference to Exhibit (d)(1)(c) of Post-Effective Amendment No. 102 filed with the Securities and Exchange Commission on August 28, 2025.)

(2)(a)	Amended and Restated Investment Advisory Agreement dated March 9, 2021 between the Trust and HC Capital Solutions (a division of, Hirtle & Co, LLC) related to The Institutional U.S. Equity Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio,. (Incorporated by reference to Exhibit (d)(1)(b) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(2)(b)	Appendix A, dated March 8, 2022, to the Amended and Restated Investment Advisory Agreement dated March 9, 2021 between the Trust and HC Capital Solutions (a division of, Hirtle & Co, LLC) related to The Institutional U.S. Equity Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio. (Incorporated by reference to Exhibit (d)(1)(c) of Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 29, 2022.)

(2)(c)	Amendment No. 1 to the Amended and Restated Investment Advisory Agreement dated September 18, 2023 between the Trust and HC Capital Solutions (a division of, Hirtle & Co, LLC) related to The Institutional U.S. Equity Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio. (Incorporated by reference to Exhibit (d)(1)(e) of Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on October 30, 2023.)

(2)(d)	Amendment No. 2 to the Amended and Restated Investment Advisory Agreement dated March 10, 2026 between the Trust and HC Capital Solutions (a division of, Hirtle & Co, LLC) related to The Institutional U.S. Equity Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio. (Incorporated by reference to Exhibit (d)(2)(d) of Post-Effective Amendment No. 105 filed with the Securities and Exchange Commission on August 29, 2026.)

(2)(e)	HC Capital ETF Agreement dated [ ] between the Trust and HC Capital Solutions (a division of, Hirtle & Co, LLC) related to The Hirtle U.S. Equity Portfolio and The Hirtle International Developed ETF (to be filed by Post-Effective Amendment).

(3)	Portfolio Management Agreement, dated February 28, 2006, between the Trust and Breckinridge Capital Advisors, Inc. related to The Short-Term Municipal Bond Portfolio. (Incorporated by reference to Exhibit (d)(18)(b) of Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(4)(a)	Portfolio Management Agreement, dated February 11, 2009, between the Trust and Standish Mellon Asset Management Company LLC (n/k/a Insight North America LLC) with respect to The Intermediate Term Municipal Bond Portfolio. (Incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(4)(b)	Amendment, dated July 1, 2012, to the Portfolio Management Agreement dated February 11, 2009, between the Trust and Standish Mellon Asset Management Company LLC (n/k/a Insight North America LLC) with respect to The Intermediate Term Municipal Bond

Portfolio. (Incorporated by reference to Exhibit (d)(31)(a) of Post-Effective Amendment No. 60 filed with the Securities and Exchange Commission on August 29, 2012.)

(4)(c)	Amendment No. 2, dated September 1, 2021, to the Portfolio Management Agreement dated December 5, 2008, between the Trust and Insight North America LLC with respect to The Intermediate Term Municipal Bond Portfolio. (Incorporated by reference to Exhibit (d)(7)(c) of Post-Effective Amendment No. 94 filed with the Securities and Exchange Commission on October 28, 2021.)

(4)(d)	Amendment No. 3, dated January 14, 2026, to the Portfolio Management Agreement dated February 11, 2009, between the Trust and Insight North America LLC with respect to The Intermediate Term Municipal Bond Portfolio. (Incorporated by reference to Exhibit (d)(4)(d) of Post-Effective Amendment No. 105 filed with the Securities and Exchange Commission on August 29, 2026.)

(5)(a)	Portfolio Management Agreement, dated November 30, 2010, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The Core Fixed Income Portfolio. (Incorporated by reference to Exhibit (d)(55) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(5)(b)	Amendment No. 1, dated December 1, 2012, to the Portfolio Management Agreement dated November 30, 2010, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The Core Fixed Income Portfolio. (Incorporated by reference to Exhibit (d)(49)(b) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(6)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The Emerging Markets Portfolio. (Incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(7)(a)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The Growth Equity Portfolio (n/k/a The U.S. Equity Portfolio). (Incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(7)(b)	Amendment No. 1, dated December 12, 2018, to the Portfolio Management Agreement dated August 2, 2013 between the Trust and BNY Mellon Asset Management North America Corporation (f/k/a Mellon Capital Management Corporation and n/k/a Mellon Investments Corporation), related to The Growth Equity Portfolio (n/k/a The U.S. Equity Portfolio). (Incorporated by reference to Exhibit (d)(30)(b) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(8)(a)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The Institutional Growth Equity Portfolio (n/k/a The Institutional U.S. Equity Portfolio). (Incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(8)(b)	Amendment No. 1, dated December 12, 2018, to the Portfolio Management Agreement dated August 2, 2013 between the Trust and BNY Mellon Asset Management North

America Corporation (f/k/a Mellon Capital Management Corporation and n/k/a Mellon Investments Corporation), related to The Institutional Growth Equity Portfolio (n/k/a The Institutional U.S. Equity Portfolio). (Incorporated by reference to Exhibit (d)(31)(b) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(9)(a)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The International Equity Portfolio. (Incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(9)(b)	Amendment dated June 16, 2020 to the Portfolio Management Agreement dated August 2, 2013 between the Trust and Mellon Investments Corporation (f/k/a Mellon Capital Management Corporation) related to The International Equity Portfolio. (Incorporated by reference to Exhibit (d)(19)(b) of Post-Effective Amendment No. 91 filed with the Securities and Exchange Commission on August 27, 2020.)

(10)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The International Equity Portfolio (EM Index). (Incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(11)(a)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The Institutional International Equity Portfolio. (Incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(11)(b)	Amendment dated June 16, 2020 to the Portfolio Management Agreement dated August 2, 2013 between the Trust and Mellon Investments Corporation (f/k/a Mellon Capital Management Corporation) related to The Institutional International Equity Portfolio. (Incorporated by reference to Exhibit (d)(21)(b) of Post-Effective Amendment No. 91 filed with the Securities and Exchange Commission on August 27, 2020.)

(12)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The Institutional International Equity Portfolio (EM Index). (Incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(13)	Portfolio Management Agreement, dated August 22, 2013, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The Fixed Income Opportunity Portfolio (n/k/a The Corporate Opportunities Portfolio). (Incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(14)	Portfolio Management Agreement, dated August 22, 2013, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The Core Fixed Income Portfolio (US Corporate Fixed Income). (Incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(15)	Amended and Restated Portfolio Management Agreement, dated March 11, 2020, between the Trust and City of London Investment Management Company Limited related to The International Equity Portfolio. (Incorporated by reference to Exhibit (d)(30) of Post-Effective Amendment No. 91 filed with the Securities and Exchange Commission on August 27, 2020.)

(16)	Amended and Restated Portfolio Management Agreement, dated March 11, 2020, between the Trust and City of London Investment Management Company Limited related to The Institutional International Equity Portfolio. (Incorporated by reference to Exhibit (d)(31) of Post-Effective Amendment No. 91 filed with the Securities and Exchange Commission on August 27, 2020.)

(17)	Amended and Restated Portfolio Management Agreement, dated March 11, 2020, between the Trust and City of London Investment Management Company Limited related to The Emerging Markets Portfolio. (Incorporated by reference to Exhibit (d)(32) of Post-Effective Amendment No. 91 filed with the Securities and Exchange Commission on August 27, 2020.)

(18)	Amended and Restated Portfolio Management Agreement, dated March 11, 2020, between the Trust and City of London Investment Management Company Limited related to The Fixed Income Opportunity Portfolio (n/k/a The Corporate Opportunities Portfolio). (Incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 91 filed with the Securities and Exchange Commission on August 27, 2020.)

(19)	Portfolio Management Agreement, dated March 23, 2026, between the Trust and Agincourt Capital Management, LLC related to The Core Fixed Income Portfolio. (Incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 105 filed with the Securities and Exchange Commission on August 29, 2026.)

(20)	Portfolio Management Agreement, dated March 1, 2021, between the Trust and Parametric Portfolio Associates LLC related to The International Equity Portfolio (Liquidity). (Incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(21)	Portfolio Management Agreement, dated March 1, 2021, between the Trust and Parametric Portfolio Associates LLC related to The Institutional International Equity Portfolio (Liquidity). (Incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(22)	Portfolio Management Agreement, dated March 1, 2021, between the Trust and Parametric Portfolio Associates LLC related to The Emerging Markets Portfolio (Liquidity). (Incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(23)	Portfolio Management Agreement, dated March 1, 2021, between the Trust and Parametric Portfolio Associates LLC related to The Corporate Opportunities Portfolio (Liquidity). (Incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(24)	Portfolio Management Agreement, dated March 23, 2026, between the Trust and Agincourt Capital Management, LLC related to The ESG Growth Portfolio. (Incorporated by reference to Exhibit (d)(24) of Post-Effective Amendment No. 105 filed with the Securities and Exchange Commission on August 29, 2026.)

(25)(a)	Portfolio Management Agreement, dated June 23, 2015, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The ESG Growth Portfolio. (Incorporated by reference to Exhibit (d)(79)(a) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.)

(25)(b)	Amendment dated September 13, 2016 to the Portfolio Management Agreement, dated June 23, 2015, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The ESG Growth Portfolio. (Incorporated by reference to Exhibit (d)(86)(b) of Post-Effective Amendment No. 81 filed with the Securities and Exchange Commission on October 28, 2016.)

(25)(c)	Amendment, dated September 12, 2017, to the Portfolio Management Agreement dated June 23, 2015, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The ESG Growth Portfolio. (Incorporated by reference to Exhibit (d)(86)(c) of Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 27, 2017.)

(25)(d)	Third Amendment, dated June 23, 2018, to the Portfolio Management Agreement dated June 23, 2015, between the Trust and BNY Mellon Asset Management North America Corporation (f/k/a Mellon Capital Management Corporation and n/k/a Mellon Investments Corporation) related to The ESG Growth Portfolio. (Incorporated by reference to Exhibit (d)(79)(d) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.)

(25)(e)	Fourth Amendment, dated March 26, 2019, to the Portfolio Management Agreement dated June 23, 2015, between the Trust and Mellon Investments Corporation (f/k/a BNY Mellon Asset Management North America Corporation and f/k/a Mellon Capital Management Corporation) related to The ESG Growth Portfolio. (Incorporated by reference to Exhibit (d)(78)(e) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(25)(f)	Fifth Amendment, dated December 10, 2019, to the Portfolio Management Agreement dated June 23, 2015, between the Trust and Mellon Investments Corporation (f/k/a BNY Mellon Asset Management North America Corporation and f/k/a Mellon Capital Management Corporation) related to The ESG Growth Portfolio. (Incorporated by reference to Exhibit (d)(43)(f) of Post-Effective Amendment No. 91 filed with the Securities and Exchange Commission on August 27, 2020.)

(26)	Portfolio Management Agreement, dated March 1, 2021, between the Trust and Parametric Portfolio Associates, LLC related to The ESG Growth Portfolio (Liquidity). (Incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(27)	Portfolio Management Agreement, dated March 23, 2026, between the Trust and Agincourt Capital Management, LLC related to The Catholic SRI Growth Portfolio. (Incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment No. 105 filed with the Securities and Exchange Commission on August 29, 2026.)

(28)(a)	Portfolio Management Agreement, dated December 15, 2015, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The Catholic SRI Growth Portfolio. (Incorporated by reference to Exhibit (d)(96) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(28)(b)	Amendment, dated September 13, 2016, to the Portfolio Management Agreement dated December 15, 2015, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The Catholic SRI Growth Portfolio. (Incorporated by reference to Exhibit (d)(90)(b) of Post-Effective Amendment No. 81 filed with the Securities and Exchange Commission on October 28, 2016.)

(28)(c)	Second Amendment, dated December 5, 2017, to the Portfolio Management Agreement dated December 15, 2015, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The Catholic SRI Growth Portfolio. (Incorporated by reference to Exhibit (d)(82)(c) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.).

(28)(d)	Third Amendment, dated June 23, 2018, to the Portfolio Management Agreement dated June 23, 2015, between the Trust and BNY Mellon Asset Management North America Corporation (f/k/a Mellon Capital Management Corporation and n/k/a Mellon Investments Corporation) related to The Catholic SRI Growth Portfolio. (Incorporated by reference to Exhibit (d)(82)(d) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.).

(28)(e)	Fourth Amendment, dated March 26, 2019, to the Portfolio Management Agreement, dated June 23, 2015, between the Trust and Mellon Investments Corporation (f/k/a BNY Mellon Asset Management North America Corporation and f/k/a Mellon Capital Management Corporation) related to The Catholic SRI Growth Portfolio. (Incorporated by reference to Exhibit (d)(81)(e) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(28)(f)	Fifth Amendment, dated December 10, 2019, to the Portfolio Management Agreement, dated June 23, 2015, between the Trust and Mellon Investments Corporation (f/k/a BNY Mellon Asset Management North America Corporation and f/k/a Mellon Capital Management Corporation) related to The Catholic SRI Growth Portfolio. (Incorporated by reference to Exhibit (d)(46)(f) of Post-Effective Amendment No. 91 filed with the Securities and Exchange Commission on August 27, 2020.)

(28)(g)	Sixth Amendment, dated December 15, 2020, to the Portfolio Management Agreement dated December 15, 2015, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The Catholic SRI Growth Portfolio. (Incorporated by reference to Exhibit (d)(42)(g) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(29)	Portfolio Management Agreement, dated March 1, 2021, between the Trust and Parametric Portfolio Associates, LLC related to The Catholic SRI Growth Portfolio (Liquidity). (Incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(30)	Portfolio Management Agreement, dated March 1, 2021, between the Trust and Parametric Portfolio Associates, LLC related to The Catholic SRI Growth Portfolio (Targeted). (Incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(31)	Portfolio Management Agreement, dated March 1, 2021, between the Trust and Parametric Portfolio Associates, LLC related to The Growth Equity Portfolio (n/k/a The U.S. Equity Portfolio) (Targeted). (Incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(32)	Portfolio Management Agreement, dated March 1, 2021, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional U.S. Equity Portfolio (Targeted). (Incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(33)	Portfolio Management Agreement, dated March 1, 2021, between the Trust and Parametric Portfolio Associates, LLC related to The ESG Growth Portfolio (Targeted). (Incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(34)	Portfolio Management Agreement, dated March 1, 2021, between the Trust and Parametric Portfolio Associates, LLC related to The International Equity Portfolio (Targeted). (Incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(35)	Portfolio Management Agreement, dated March 1, 2021, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional International Equity Portfolio (Targeted). (Incorporated by reference to Exhibit (d)(51) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(36)	Portfolio Management Agreement, dated March 1, 2021, between the Trust and Parametric Portfolio Associates, LLC related to The Emerging Markets Portfolio (Targeted). (Incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(37)	Portfolio Management Agreement, dated March 1, 2021, between the Trust and Parametric Portfolio Associates, LLC related to The Corporate Opportunities Portfolio (Targeted). (Incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(38)	Portfolio Management Agreement dated March 1, 2021, between the Trust and Parametric Portfolio Associates, LLC related to The Growth Equity Portfolio (n/k/a The U.S. Equity Portfolio) (Liquidity). (Incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(39)	Portfolio Management Agreement dated March 1, 2021, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional U.S. Equity Portfolio (Liquidity). (Incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(40)	Portfolio Management Agreement, dated March 1, 2021, between the Trust and Parametric Portfolio Associates, LLC related to The Growth Equity Portfolio (n/k/a The U.S. Equity Portfolio) (Tax Managed). (Incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(41)	Portfolio Management Agreement, dated March 1, 2021, between the Trust and Parametric Portfolio Associates, LLC related to The International Equity Portfolio (Tax Managed). (Incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(42)	Portfolio Management Agreement, dated March 1, 2021, between the Trust and Parametric Portfolio Associates, LLC related to The Emerging Markets Portfolio (Tax Managed).

(Incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(43)	Portfolio Management Agreement for the Fixed Income Portfolios (Options Overlay), dated March 1, 2021, between the Trust and Parametric Portfolio Associates, LLC related to The Core Fixed Income Portfolio and The Intermediate Term Municipal Bond Portfolio. (Incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(44)	Portfolio Management Agreement for the Equity Portfolios (Options Overlay), dated March 1, 2021, between the Trust and Parametric Portfolio Associates, LLC related to The Growth Equity Portfolio (n/k/a The U.S. Equity Portfolio), The Institutional U.S. Equity Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Corporate Opportunities Portfolio. (Incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(45)	Amended and Restated Portfolio Management Agreement, dated March 11, 2020, between the Trust and City of London Investment Management Company Limited related to The Intermediate Term Municipal Bond Portfolio. (Incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 91 filed with the Securities and Exchange Commission on August 27, 2020.)

(46)	Portfolio Management Agreement, dated February 11, 2020, between the Trust and Wellington Management Company LLP related to The Institutional U.S. Equity Portfolio. (Incorporated by reference to Exhibit (d)(74) of Post-Effective Amendment No. 91 filed with the Securities and Exchange Commission on August 27, 2020.)

(47)	Portfolio Management Agreement, dated December 15, 2020, between the Trust and Breckinridge Capital Advisors, Inc. related to The Intermediate Term Municipal Bond Portfolio. (Incorporated by reference to Exhibit (d)(81) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(48)	Portfolio Management Agreement, dated August 18, 2022, between the Trust and RhumbLine Advisers Limited Partnership related to The Institutional U.S. Equity Portfolio. (Incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 97 filed with the Securities and Exchange Commission on October 28, 2022.)

(49)	Portfolio Management Agreement, dated August 18, 2022, between the Trust and RhumbLine Advisers Limited Partnership related to The Institutional International Equity Portfolio. (Incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 97 filed with the Securities and Exchange Commission on October 28, 2022.)

(50)	Portfolio Management Agreement, dated December 12, 2024, between the Trust and RhumbLine Advisers Limited Partnership related to The Emerging Markets Portfolio. (Incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 102 filed with the Securities and Exchange Commission on August 28, 2025.)

(51)	Portfolio Management Agreement, dated January 26, 2026, between the Trust and Parametric Portfolio Associates LLC related to The Core Fixed Income Portfolio (Targeted) (Incorporated by reference to Exhibit (d)(51) of Post-Effective Amendment No. 105 filed with the Securities and Exchange Commission on August 29, 2026.)

(52)	Portfolio Management Agreement, dated March 10, 2026, between the Trust and Parametric Portfolio Associates LLC related to The Core Fixed Income Portfolio (Liquidity). (Incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 105 filed with the Securities and Exchange Commission on August 29, 2026.)

(53)	Trading Subadvisory Agreement, dated [ ], between the Trust and Vident Advisory, LLC dba Vident Asset Management (“Vident”) related to The Hirtle U.S. Equity ETF and The Hirtle International Developed ETF (to be filed by Post-Effective Amendment).

(e)	(1)	Distribution Agreement, dated July 1, 2025, between the Trust and Ultimus Fund Distributors, LLC. (Incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 102 filed with the Securities and Exchange Commission on August 28, 2025.)

(2)	ETF Distribution Agreement, dated [ ], between the Trust and Ultimus Fund Distributors, LLC. (to be filed by Post-Effective Amendment).

(f)	[bonus, pension and profit-sharing plans] Not Applicable.

(g)	(1)(a)	Custodian Agreement, dated February, 2006 between State Street Bank and Trust Company and the Trust. (Incorporated by reference to Exhibit (g)(a) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(1)(b)	Revised Schedule D, dated December 15, 2015, to the Custodian Agreement dated February, 2006, between State Street Bank and Trust Company and the Trust. (Incorporated by reference to Exhibit (g)(1)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(1)(c)	Revised Schedule D, dated March 10, 2026 and effective January 26, 2026, to the Custodian Agreement dated February, 2006, between State Street Bank and Trust Company and the Trust. (Incorporated by reference to Exhibit (g)(1)(c) of Post-Effective Amendment No. 105 filed with the Securities and Exchange Commission on August 29, 2026.)

(1)(d)	Global Custody and Agency Services Agreement dated [ ], between Citibank, N.A., and the Trust (to be filed by Post-Effective Amendment).

(2)	Foreign Custody Manager Delegation Agreement dated July 2, 2001, between Bankers Trust Company and the Trust. (Incorporated by reference to Exhibit (g)(b) of Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

(3)(a)	Global Securities Lending Agency Agreement, dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(1)(d) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(3)(b)	Exhibit A, dated February 12, 2019, to the Global Securities Lending Agency Agreement, dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(3)(b) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(3)(c)	First Amendment, dated July 29, 2015, to the Global Securities Lending Agency Agreement dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(3)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(3)(d)	Second Amendment, dated August 15, 2017, to the Global Securities Lending Agency Agreement dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(3)(d) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.).

(3)(e)	Third Amendment, dated March 27, 2018, to the Global Securities Lending Agency Agreement dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(3)(e) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.).

(3)(f)	Fourth Amendment, dated April 27, 2020, to the Global Securities Lending Agency Agreement dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(3)(f) of Post-Effective Amendment No. 91 filed with the Securities and Exchange Commission on August 27, 2020.)

(3)(g)	Amended Annex I to Schedule VII, dated November 9, 2023, to the Global Securities Lending Agency Agreement dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit 9(c)(vii) of Form N-14 filed with the Securities and Exchange Commission on March 15, 2024.)

(3)(h)	Exhibit A, dated August 20, 2024, to the Global Securities Lending Agency Agreement dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated herein by reference to Exhibit (g)(3)(h) of Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on October 28, 2024.)

(3)(i)	Fifth Amendment, dated August 1, 2025, to the Global Securities Lending Agency Agreement dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(3)(i) of Post-Effective Amendment No. 103 filed with the Securities and Exchange Commission on October 28, 2025.)

(h)	Other Material Agreements

(1)(a)	Letter Agreement (a/k/a Compliance Services Agreement) between the Trust and Alaric Compliance Services LLC dated December 18, 2008. (Incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(1)(b)	Amendment, dated January 1, 2010, to Letter Agreement (a/k/a Compliance Services Agreement) dated December 18, 2008,, between the Trust and Alaric Compliance Services LLC. (Incorporated by reference to Exhibit (h)(1)(b) of Post-Effective Amendment No. 81 filed with the Securities and Exchange Commission on October 28, 2016.)

(1)(c)	Second Amendment, dated December 31, 2014, to Letter Agreement (a/k/a Compliance Services Agreement) dated December 18, 2008 between the Trust and Alaric Compliance Services, LLC. (Incorporated by reference to Exhibit (h)(4)(c) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(1)(d)	Third Amendment, dated December 15, 2015, to Letter Agreement (a/k/a Compliance Services Agreement) dated December 18, 2008 between the Trust and Alaric Compliance Services LLC. (Incorporated by reference to Exhibit (h)(1)(d) of Post-Effective Amendment No. 81 filed with the Securities and Exchange Commission on October 28, 2016.)

(1)(e)	Fourth Amendment, dated January 1, 2018, to Letter Agreement (a/k/a Compliance Services Agreement) dated December 18, 2008, between the Trust and Alaric Compliance Services LLC. (Incorporated by reference to Exhibit (h)(1)(e) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.)

(1)(f)	Fifth Amendment, dated January 1, 2020, to Letter Agreement (a/k/a Compliance Services Agreement) dated December 18, 2008, between the Trust and Alaric Compliance Services LLC. (Incorporated by reference to Exhibit (h)(1)(f) of Post-Effective Amendment No. 91 filed with the Securities and Exchange Commission on August 27, 2020.)

(1)(g)	Assignment and Amendment Agreement, dated December 7, 2021, between the Trust, Alaric Compliance Services LLC and Foreside Fund Officer Services, LLC. (Incorporated herein by reference to Exhibit (h)(1)(g) of Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 29, 2022.)

(1)(h)	Sixth Amendment, dated June 1, 2023, to Letter Agreement (a/k/a Compliance Services Agreement) dated December 18, 2008, between the Trust and Foreside Officer Services LLC. (Incorporated herein by reference to Exhibit (h)(1)(h) of Post-Effective Amendment No. 98 filed with the Securities and Exchange Commission on August 28, 2023.)

(2)(a)	Services Agreement, dated June 11, 2014, between the Trust and Citi Fund Services Ohio, Inc. (Incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on August 28, 2015.)

(2)(b)	Amendment, dated March 31, 2015, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(2)(c)	Revised Schedule 5, dated December 15, 2015, to the Services Agreement dated June 11, 2014, between the Trust and Citi Fund Services Ohio, Inc. (Incorporated by reference to Exhibit (h)(5)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(2)(d)	Amendment, dated March 13, 2018, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated by reference to Exhibit (h)(2)(d) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.)

(2)(e)	Amendment, dated March 26, 2019, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated by reference to Exhibit (h)(2)(e) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(2)(f)	Amendment, dated December 15, 2020, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated herein by reference to Exhibit (h)(2)(f) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(2)(g)	Amendment, dated September 14, 2021, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated herein by reference to Exhibit (h)(2)(g) of Post-Effective Amendment No. 94 filed with the Securities and Exchange Commission on October 28, 2021.)

(2)(h)	Amendment, dated March 8, 2022, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated herein by reference to Exhibit (h)(2)(h) of Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 29, 2022.)

(2)(i)	Amendment, dated September 18, 2023, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated by reference to Exhibit (h)(2)(i) of Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on October 30, 2023.)

(2)(j)	Amendment, dated March 12, 2024, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated by reference to Exhibit (13)(b)(x) of Form N-14 filed with the Securities and Exchange Commission on March 15, 2024.)

(2)(k)	Amendment, dated September 23, 2025, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated by reference to Exhibit (h)(2)(k) of Post-Effective Amendment No. 103 filed with the Securities and Exchange Commission on October 28, 2025.)

(2)(l)	Amendment, dated March 10, 2026, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated by reference to Exhibit (h)(2)(l) of Post-Effective Amendment No. 105 filed with the Securities and Exchange Commission on August 29, 2026.)

(2)(m)	Amendment, dated June 16, 2026, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated by reference to Exhibit (g)(1)(c) of Post-Effective Amendment No. 105 filed with the Securities and Exchange Commission on August 29, 2026.)

(2)(n)	Services Agreement dated [ ] between the Trust, Citi Fund Services Ohio, Inc, and Citibank, N.A. (to be filed by Post-Effective Amendment).

(3)(a)	Transfer Agency Services Agreement, dated March 27, 2015, between the Trust and Citi Fund Services Ohio, Inc. (Incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(3)(b)	Revised Schedule 5, dated December 15, 2015, to the Transfer Agency Services Agreement dated March 27, 2015, between the Trust and Citi Fund Services Ohio, Inc. (Incorporated by reference to Exhibit (h)(6)(b) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(3)(c)	Amendment, dated December 6, 2016, to the Transfer Agency Services Agreement dated March 27, 2015, between the Trust and FIS Investor Services LLC. (Incorporated herein by reference to Exhibit (h)(3)(c) of Post-Effective Amendment No. 83 filed with the Securities and Exchange Commission on August 28, 2017.)

(3)(d)	Amendment, dated March 10, 2026, to the Transfer Agency Services Agreement dated March 27, 2015, between the Trust and FIS Investor Services LLC. (Incorporated by reference to Exhibit (h)(3)(d) of Post-Effective Amendment No. 105 filed with the Securities and Exchange Commission on August 29, 2026.).

(4)	Adoption Agreement, dated January 31, 2018, between the Trust and BNY Mellon Asset Management North America Corporation. (Incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.)

(5)	ReFlow Fund, LLC Participating Fund Agreement, dated March 14, 2023, between the Trust and ReFlow Fund, LLC with respect to The Growth Equity Portfolio (n/k/a The U.S. Equity Portfolio) and The Institutional U.S. Equity Portfolio. (Incorporated by reference to Exhibit

(h)(5) of Post-Effective Amendment No. 98 filed with the Securities and Exchange Commission on August 28, 2023.)

(6)	Form of Authorized Participant Agreement (to be filed by Post-Effective Amendment).

(i)	[Opinion of Counsel] Not Applicable.

(j)	Consent of Independent Registered Public Accounting Firm (to be filed by Post-Effective Amendment).

(k)	[Omitted Financial Statements] Not Applicable.

(l)	[Agreements regarding initial capital] Not Applicable.

(m)	ETF Distribution Plan Pursuant to Rule 12b-1 (to be filed by Post-Effective Amendment).

(n)	Reserved.

(o)	Reserved.

(p)	(1)	Code of Ethics, dated December 6, 2023, adopted by Hirtle & Co. LLC. (Incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 100 filed with the Securities and Exchange Commission on August 28, 2024.)

(2)	Code of Ethics, dated February 2, 2026, adopted by Wellington Management Company LLP. (Incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 105 filed with the Securities and Exchange Commission on August 29, 2026.)

(3)	Code of Ethics, dated September 10, 2025, adopted by Breckinridge Capital Advisors, Inc. (Incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 105 filed with the Securities and Exchange Commission on August 29, 2026.)

(4)	The Bank of New York Mellon Corporation (“BNY”) Personal Securities Trading Policy, dated February 11, 2025, adopted by Mellon Investments Corporation. (Incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 102 filed with the Securities and Exchange Commission on August 28, 2025.)

(5)	BNY Code of Conduct, dated 2024, adopted by Mellon Investments Corporation. (Incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 102 filed with the Securities and Exchange Commission on August 28, 2025.)

(6)	Code of Ethics, dated June 14, 2016, adopted by HC Capital Trust. (Incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(7)	Code of Ethics, dated June 20, 2023, adopted by Ultimus Fund Distributors, LLC, a wholly owned subsidiary of Ultimus Fund Solutions, LLC. (Incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 100 filed with the Securities and Exchange Commission on August 28, 2024.)

(8)	Morgan Stanley Investment Management Public Side Code of Ethics and Personal Trading Guidelines, dated March 23, 2026, adopted by Parametric Portfolio Associates LLC. (Incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 105 filed with the Securities and Exchange Commission on August 29, 2026.)

(9)	Code of Ethics, dated April 1, 2025, adopted by City of London Investment Management Company Limited. (Incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 103 filed with the Securities and Exchange Commission on October 28, 2025.)

(10)	Code of Ethics, dated March 31, 2026, adopted by Agincourt Capital Management, LLC. (Incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 105 filed with the Securities and Exchange Commission on August 29, 2026.)

(11)	BNY Personal Securities Trading Policy, dated August 4, 2025, adopted by Insight North America LLC. (Incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 105 filed with the Securities and Exchange Commission on August 29, 2026.)

(12)	BNY Code of Conduct, dated February, 2025, adopted by Insight North America LLC. (Incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 102 filed with the Securities and Exchange Commission on August 28, 2025.)

(13)	Code of Ethics, dated October 1, 2024, adopted by RhumbLine Advisers Limited Partnership. (Incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 102 filed with the Securities and Exchange Commission on August 28, 2025.)

(14)	Morgan Stanley Investment Management Equity Proxy Voting Policy and Procedures, dated January 2026, adopted by Parametric Portfolio Associates LLC. (Incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 105 filed with the Securities and Exchange Commission on August 29, 2026.)

(15)	Code of Ethics, Vident Advisory, LLC dba Vident Asset Management, dated [ ], (to be filed by Post-Effective Amendment).

Item 29.	Persons Controlled by or Under Common Control with the Fund

Not Applicable

Item 30.	Indemnification

Reference is made to Article VII of the Trust's Amended and Restated and Declaration of Trust and to Article VI of the Trust's By-Laws, which are incorporated herein by reference. Pursuant to Rule 484 under the Securities Act of 1933 (the “Act”), as amended, the Trust furnishes the following undertaking:

Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

Information relating to the business and other connections of each of the Specialist Managers listed below and each director, officer or partner of such managers, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, are hereby incorporated by reference from each such Specialist Manager's Schedules A and D of Form ADV, as filed with the Securities and Exchange Commission, as follows:

Investment Manager	SEC File No. 801-

Agincourt Capital Management, LLC	56592
Breckinridge Capital Advisors, Inc.	43833
City of London Investment Management Company Limited	46266
Insight North America LLC	69964
Mellon Investments Corporation	19785
Parametric Portfolio Associates LLC	60485
RhumbLine Advisers Limited Partnership	40535
Vident Advisory, LLC dba Vident Asset Management	114538
Wellington Management Company LLP	15908

HC Capital Solutions, an operating division of Hirtle & Co., LLC (“HC Capital”), has entered into an Investment Advisory Agreement with the Trust under which HC Capital has investment discretion with regard to the assets of the Trust. Information regarding the business and other connections of HC Capital’s officers and directors, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedules A and D of HC Capital’s Form ADV, File No. 801-32688, which has been filed with the Securities and Exchange Commission.

Item 32.	Principal Underwriters.

(a)         Ultimus Fund Distributors, LLC, the Registrant’s underwriter, also serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

Bruce Fund, Inc.
CM Advisors Family of Funds
Caldwell & Orkin Funds, Inc.
Cantor Fitzgerald Sustainable Infrastructure Fund

Cantor Select Portfolios Trust

Capitol Series Trust
Centaur Mutual Funds Trust
Chesapeake Investment Trust
Commonwealth International Series Trust
Conestoga Funds

Connors Funds

Cyber Hornet Trust

Dynamic Alternatives Fund
Eubel Brady & Suttman Mutual Fund Trust

Exchange Place Advisors Trust

Fairway Private Equity & Venture Capital Opportunities Fund

HC Capital Trust

Hussman Investment Trust

James Advantage Funds

Johnson Mutual Funds

Lind Capital Partners Municipal Credit Income Fund

MSS Series Trust

New Age Alpha Funds Trust

New Age Alpha Variable Funds Trust
Oak Associates Funds

Papp Investment Trust
Peachtree Alternative Strategies Fund
Q India Equity Fund

Schwartz Investment Trust

Segall Bryant & Hamill Trust
The Cutler Trust
The Investment House Funds
Williamsburg Investment Trust
Ultimus Managers Trust
Unified Series Trust
Valued Advisers Trust

Vela Funds

Volumetric Fund

Waycross Independent Trust
WesMark Funds

XD Funds Trust

Yorktown Funds

(b)	The directors and officers of Ultimus Fund Distributors, LLC are as follows:

(1) Name and Principal Business Address	(2) Positions and Offices with Distributor	(3) Positions and Offices With Registrant
Kevin M. Guerette	President	None
Douglas K. Jones	Vice President	None
Stephen L. Preston	Chief Compliance Officer and AMLCO	None
Gregory A. Evans	Financial Operations Principal	None
Melvin Van Cleave	Vice President, Chief Technology Officer, and Chief Information Security Officer	None

The principal business address of the Distributor and each of the above-named individuals is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

(c) Not applicable.

Item 33.            Location of Accounts and Records.

(a)	State Street Bank and Trust Company, State Street Financial Center, One Congress St., Boston, Massachusetts 02114 (records relating to its function as custodian.)

(b)	Citibank, N.A., 388 Greenwich Street, New York, New York 10048 (records relating to its function as custodian).

(c)	Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219

(d)	FIS Investor Services LLC, 4249 Easton Way, Suite 400, Columbus, OH 43219

(e)	Ultimus Fund Distributors, LLC, ,225 Pictoria Drive, Suite 45, Cincinnati, Ohio 45246.

(f)	Records relating to the activities of each of the Investment Managers on behalf of the indicated Portfolio are maintained as follows:

Investment Manager	Location of Accounts and Records

The Growth Equity Portfolio
(n/k/a The U.S. Equity Portfolio)
Mellon Investments Corporation	500 Ross Street
Pittsburgh, PA 15258

Parametric Portfolio Associates LLC	800 Fifth Avenue, Suite 2800
Seattle, WA 98104

The Institutional U.S. Equity Portfolio
Mellon Investments Corporation	500 Ross Street Pittsburgh, PA 15258

Parametric Portfolio Associates LLC	800 Fifth Avenue, Suite 2800 Seattle, WA 98104

Wellington Management Company LLP	280 Congress Street Boston, MA 02210

RhumbLine Advisers Limited Partnership	265 Franklin Street
Boston, MA 02110

The ESG Growth Portfolio
Agincourt Capital Management, LLC	200 South 10th Street, Suite 800 Richmond, VA 23219

Mellon Investments Corporation	500 Ross Street Pittsburgh, PA 15258

Parametric Portfolio Associates LLC	800 Fifth Avenue, Suite 2800 Seattle, WA 98104

The Catholic SRI Growth Portfolio
Agincourt Capital Management, LLC	200 South 10th Street, Suite 800 Richmond, VA 23219

Mellon Investments Corporation	500 Ross Street Pittsburgh, PA 15258

Parametric Portfolio Associates LLC	800 Fifth Avenue, Suite 2800 Seattle, WA 98104

The International Equity Portfolio
City of London Investment Management Company Limited	17 East Market Street West Chester, PA 19382

Mellon Investments Corporation	500 Ross Street Pittsburgh, PA 15258

Parametric Portfolio Associates LLC	800 Fifth Avenue, Suite 2800 Seattle, WA 98104
The Institutional International Equity Portfolio
City of London Investment Management Company Limited	17 East Market Street West Chester, PA 19382

Mellon Investments Corporation	500 Ross Street Pittsburgh, PA 15258

Parametric Portfolio Associates LLC	800 Fifth Avenue, Suite 2800 Seattle, WA 98104

RhumbLine Advisers Limited Partnership	265 Franklin Street Boston, MA 02110

The Emerging Markets Portfolio

City of London Investment Management Company Limited	17 East Market Street West Chester, PA 19382

Mellon Investments Corporation	500 Ross Street Pittsburgh, PA 15258

RhumbLine Advisers Limited Partnership	265 Franklin Street
Boston, MA 02110

Parametric Portfolio Associates LLC	800 Fifth Avenue, Suite 2800 Seattle, WA 98104

The Core Fixed Income Portfolio
Agincourt Capital Management, LLC	200 South 10th Street, Suite 800 Richmond, VA 23219

Mellon Investments Corporation	500 Ross Street Pittsburgh, PA 15258

Parametric Portfolio Associates LLC	800 Fifth Avenue, Suite 2800 Seattle, WA 98104

The Corporate Opportunities Portfolio
City of London Investment Management Company Limited	17 East Market Street West Chester, PA 19382

Mellon Investments Corporation	500 Ross Street Pittsburgh, PA 15258

Parametric Portfolio Associates LLC	800 Fifth Avenue, Suite 2800 Seattle, WA 98104

The Short-Term Municipal Bond Portfolio
Breckinridge Capital Advisors, Inc.	125 High Street, Suite 431 Boston, Massachusetts 02110

The Intermediate-Term Municipal Bond Portfolio
Breckinridge Capital Advisors, Inc.	125 High Street, Suite 431 Boston, Massachusetts 02110

City of London Investment Management Company Limited	17 East Market Street West Chester, PA 19382

Insight North America LLC	200 Park Avenue New York, New York 10166

Parametric Portfolio Associates LLC	800 Fifth Avenue, Suite 2800 Seattle, WA 98104

The Hirtle U.S. Equity ETF
Vident Advisory, LLC	1125 Sanctuary Pkwy, Suite 515
dba Vident Asset Management	Alpharetta, GA, 30009

The Hirtle International Developed ETF
Vident Advisory, LLC	1125 Sanctuary Pkwy, Suite 515
dba Vident Asset Management	Alpharetta, GA, 30009

Item 34. Management Services.

None.

Item 35. Undertakings

Not Applicable.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, a Trustee of HC Capital Trust, a Delaware statutory trust (the “Trust”), does hereby constitute and appoint Colette Bergman and Jamie Eisner, and each of them, his true and lawful attorney and agent to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable to enable the Trust to comply with the Securities Act of 1933, as amended (“Securities Act“), the Investment Company Act of 1940, as amended (“1940 Act”) and any rules, regulations and requirements of the Securities and Exchange Commission (“SEC”), in connection with the registration under the Securities Act of the shares of beneficial interest of the Trust (the “Securities”) and in connection with the registration of the Trust under the 1940 Act, including specifically, but without limiting the generality of the foregoing, the power and authority to sign for, and on behalf of, the Trust and the undersigned, the name of the undersigned as Trustee of the Trust to a Registration Statement or to any amendment thereto filed with the SEC with respect to the Securities or with respect to the Trust and to any instrument or document filed as part of, as an exhibit to, or in connection with, any Registration Statement or amendment. This power of attorney supersedes and replaces the previous power of attorney executed by the undersigned as a Trustee of the Trust.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of August 19, 2024.

/s/ John M. Dyer	/s/ R. Richard Williams
John M. Dyer, Trustee	R. Richard Williams, Trustee

/s/ Jarrett Burt Kling	/s/ Richard W. Wortham III
Jarrett Burt Kling, Trustee	Richard W. Wortham III, Trustee

/s/ Geoffrey A. Trzepacz
Geoffrey A. Trzepacz, Trustee

HC CAPITAL TRUST

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being an executive officer of HC Capital Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”), does hereby make, constitute and appoint COLETTE BERGMAN and JAMIE EISNER, and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and re-substitution, in any and all capacities, to execute for, and on behalf of, the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of beneficial interest of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, or any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue hereof. This power of attorney supersedes and replaces the previous power of attorney executed by the undersigned as an executive officer of the Trust on or about September 18, 2023.

IN WITNESS WHEREOF, the undersigned has subscribed his name this 8th day of August, 2024.

/s/ Geoffrey Trzepacz

Geoffrey Trzepacz

HC CAPITAL TRUST

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being an executive officer of HC Capital Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”), does hereby make, constitute and appoint GEOFFREY TRZEPACZ and JAMIE EISNER, and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and re-substitution, in any and all capacities, to execute for, and on behalf of, the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of beneficial interest of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, or any of them, or their or his substitute or substitutes, shall do or cause to be done by virtue hereof. This power of attorney supersedes and replaces the previous power of attorney executed by the undersigned as an executive officer of the Trust on or about September 18, 2023.

IN WITNESS WHEREOF, the undersigned has subscribed her name this 9th day of August, 2024.

/s/ Colette Bergman

Colette Bergman

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Conshohocken and Commonwealth of Pennsylvania on the 28th day of September, 2026.

HC Capital Trust

*

Geoffrey A. Trzepacz
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	Trustee	September 28, 2026
Jarrett Burt Kling

*	Trustee	September 28, 2026
Geoffrey A. Trzepacz

*	Trustee	September 28, 2026
R. Richard Williams

*	Trustee	September 28, 2026
Richard W. Wortham, III

*By:
Colette Bergman
As Attorney-in-fact and Treasurer, Principal Financial Officer and Principal Accounting Officer
September 28, 2026